UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

Item 1.	Reports to Stockholders

[Insert semi-annual report here]

Marshall Funds

27-03
10-04
24-04
08-05
22-05
05-06

Semi-Annual Report

February 28, 2009

- Marshall Large-Cap Value Fund
- Marshall Large-Cap Growth Fund
- Marshall Mid-Cap Value Fund
- Marshall Mid-Cap Growth Fund
- Marshall Small-Cap Growth Fund
- Marshall International Stock Fund
- Marshall Emerging Markets Equity Fund

- Marshall Short-Term Income Fund
- Marshall Short-Intermediate Bond Fund
- Marshall Intermediate Tax-Free Fund
- Marshall Government Income Fund
- Marshall Corporate Income Fund
- Marshall Aggregate Bond Fund
- Marshall Core Plus Bond Fund

- Marshall Government Money Market Fund
- Marshall Tax-Free Money Market Fund
- Marshall Prime Money Market Fund

M&I

MARSHALL FUNDS

Not FDIC Insured	No Bank Guarantee	May Lose Value

[THIS PAGE INTENTIONALLY LEFT BLANK]

Expense Example (Unaudited)

For the Six Months Ended February 28, 2009

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2009 (9/1/08-2/28/09).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)	Expenses paid during period 9/1/08- 2/28/09(1)	Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)	Expenses paid during period 9/1/08- 2/28/09(1)	Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)	Expenses paid during period 9/1/08- 2/28/09(1)
Large-Cap Value Fund
Actual	$1,000.00	$633.40	1.32%	$5.35	$1,000.00	$633.40	1.32%	$5.35	$1,000.00	$634.80	1.07%	$4.34
Hypothetical (5% return before expenses)	1,000.00	1,018.44	1.32	6.62	1,000.00	1,018.44	1.32	6.62	1,000.00	1,019.69	1.07	5.36
Large-Cap Growth Fund
Actual	1,000.00	610.70	1.39	5.55	1,000.00	610.70	1.39	5.55	1,000.00	611.90	1.14	4.55
Hypothetical (5% return before expenses)	1,000.00	1,018.11	1.39	6.95	1,000.00	1,018.11	1.39	6.96	1,000.00	1,019.35	1.14	5.71
Mid-Cap Value Fund
Actual	1,000.00	567.50	1.38	5.38	1,000.00	567.50	1.38	5.38	1,000.00	567.60	1.13	4.41
Hypothetical (5% return before expenses)	1,000.00	1,018.14	1.38	6.93	1,000.00	1,018.14	1.38	6.92	1,000.00	1,019.37	1.13	5.68
Mid-Cap Growth Fund
Actual	1,000.00	606.60	1.34	5.34	1,000.00	606.60	1.34	5.34	1,000.00	607.00	1.09	4.35
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.34	6.71	1,000.00	1,018.35	1.34	6.71	1,000.00	1,019.59	1.09	5.46
Small-Cap Growth Fund
Actual	1,000.00	590.60	1.59	6.29	1,000.00	590.60	1.59	6.29	1,000.00	591.40	1.34	5.31
Hypothetical (5% return before expenses)	1,000.00	1,017.09	1.59	7.97	1,000.00	1,017.09	1.59	7.98	1,000.00	1,018.33	1.34	6.73

(See Notes which are an integral part of the Financial Statements)

Expense Example (Unaudited) (continued)

	Advisor						Investor						Institutional
Fund	Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)		Expenses paid during period 9/1/08- 2/28/09(1)		Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)		Expenses paid during period 9/1/08- 2/28/09(1)		Beginning account value 9/1/08	Ending account value 2/28/09	Annualized Expense Ratio(1)		Expenses paid during period 9/1/08- 2/28/09(1)
International Stock Fund
Actual	$1,000.00	$524.70	1.69%		$6.41		$1,000.00	$524.70	1.69%		$6.38		$1,000.00	$527.50	1.44%		$5.44
Hypothetical (5% return before expenses)	1,000.00	1,016.60	1.69		8.47		1,000.00	1,016.63	1.69		8.44		1,000.00	1,017.88	1.44		7.18
Emerging Markets Equity Fund
Actual	1,000.00	881.70	1.50		2.59	(2)	1,000.00	881.70	1.50		2.59	(2)	1,000.00	881.80	1.25		2.16	(2)
Hypothetical (5% return before expenses)	1,000.00	1,022.25	1.50		2.78	(2)	1,000.00	1,022.24	1.50		2.79	(2)	1,000.00	1,022.71	1.25		2.32	(2)
Short-Term Income Fund
Actual	1,000.00	969.40	0.60		2.94		1,000.00	969.40	0.60		2.94		1,000.00	969.50	0.35		1.71
Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.60		3.01		1,000.00	1,022.01	0.60		3.02		1,000.00	1,023.26	0.35		1.76
Short-Intermediate Bond Fund
Actual	1,000.00	828.00	0.80		3.64		1,000.00	827.00	0.80		3.64		1,000.00	827.80	0.55		2.50
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80		4.03		1,000.00	1,021.01	0.80		4.03		1,000.00	1,022.26	0.55		2.77
Intermediate Tax-Free Fund
Actual	—	—	—		—		1,000.00	1,007.10	0.55		2.73		—	—	—		—
Hypothetical (5% return before expenses)	—	—	—		—		1,000.00	1,022.28	0.55		2.75		—	—	—		—
Government Income Fund
Actual	1,000.00	987.00	0.80		3.95		1,000.00	987.00	0.80		3.95		1,000.00	989.30	0.55		2.72
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80		4.02		1,000.00	1,021.02	0.80		4.02		1,000.00	1,022.27	0.55		2.76
Corporate Income Fund
Actual	1,000.00	1,007.90	0.80		1.48	(2)	1,000.00	1,007.90	0.80		1.48	(2)	1,000.00	1,008.40	0.55		1.01	(2)
Hypothetical (5% return before expenses)	1,000.00	1,023.53	0.80		1.49	(2)	1,000.00	1,023.52	0.80		1.49	(2)	1,000.00	1,023.99	0.55		1.02	(2)
Aggregate Bond Fund
Actual	1,000.00	909.20	0.80		3.80		1,000.00	909.20	0.80		3.80		1,000.00	910.30	0.55		2.61
Hypothetical (5% return before expenses)	1,000.00	1,021.02	0.80		4.02		1,000.00	1,021.02	0.80		4.02		1,000.00	1,022.26	0.55		2.77
Core Plus Bond Fund
Actual	—	—	—		—		1,000.00	1,006.40	0.80		1.48	(2)	1,000.00	1,007.20	0.55		1.01	(2)
Hypothetical (5% return before expenses)	—	—	—		—		1,000.00	1,023.53	0.80		1.49	(2)	1,000.00	1,023.99	0.55		1.02	(2)
Government Money Market Fund
Actual	—	—	—		—		1,000.00	1,005.00	0.48	(3)	2.37		1,000.00	1,006.20	0.23	(3)	1.12
Hypothetical (5% return before expenses)	—	—	—		—		1,000.00	1,022.64	0.48	(3)	2.39		1,000.00	1,023.88	0.23	(3)	1.13
Tax-Free Money Market Fund
Actual	—	—	—		—		1,000.00	1,009.60	0.48	(3)	2.40		1,000.00	1,010.80	0.23	(3)	1.17
Hypothetical (5% return before expenses)	—	—	—		—		1,000.00	1,022.61	0.48	(3)	2.42		1,000.00	1,023.84	0.23	(3)	1.17
Prime Money Market Fund
Actual	1,000.00	1,007.70	0.79	(3)	3.92		1,000.00	1,009.20	0.49	(3)	2.43		1,000.00	1,010.50	0.24	(3)	1.19
Hypothetical (5% return before expenses)	1,000.00	1,021.09	0.79	(3)	3.95		1,000.00	1,022.58	0.49	(3)	2.45		1,000.00	1,023.82	0.24	(3)	1.19

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period from September 1, 2008 through February 28, 2009, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	The Funds commenced operations on 12/23/08. The Funds’ expense ratios are multiplied by 67/365 (to reflect the partial period).
(3)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 94.1%

Consumer Discretionary — 3.9%

Apparel Retail — 1.0%
TJX Cos., Inc.	73,000	$ 1,625,710

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc.	16,380	472,072

Footwear — 1.3%
NIKE, Inc., Class B	43,500	1,806,554

Movies & Entertainment — 0.6%
Time Warner, Inc.	123,150	939,635

Restaurants — 0.7%
McDonald’s Corp.	21,940	1,146,365

Total Consumer Discretionary		5,990,336

Consumer Staples — 14.5%

Drug Retail — 1.1%
CVS Caremark Corp. (1)	65,090	1,675,417

Food Distributors — 0.7%
Sysco Corp.	52,880	1,136,920

Food Retail — 1.2%
Kroger Co.	89,800	1,856,166

Household Products — 4.9%
Colgate-Palmolive Co. (1)	47,300	2,846,514
Procter & Gamble Co. (1)	98,300	4,735,110

		7,581,624

Hypermarkets & Super Centers — 2.0%
Wal-Mart Stores, Inc. (1)	64,520	3,176,965

Packaged Foods & Meats — 0.7%
Kraft Foods, Inc., Class A (1)	46,200	1,052,436

Soft Drinks — 1.1%
Coca-Cola Co.	43,030	1,757,776

Tobacco — 2.8%
Altria Group, Inc. (1)	122,060	1,884,606
Philip Morris International, Inc. (1)	71,810	2,403,481

		4,288,087

Total Consumer Staples		22,525,391

Energy — 15.1%

Integrated Oil & Gas — 12.0%
Chevron Corp. (1)	106,850	6,486,863
ConocoPhillips	112,660	4,207,851
Exxon Mobil Corp. (1)	71,050	4,824,295
Hess Corp.	30,060	1,643,981
Marathon Oil Corp.	70,050	1,630,064

		18,793,054

Oil & Gas-Equipment and Services — 0.6%
Halliburton Co.	55,500	905,205

Oil & Gas-Exploration and Production — 2.0%
Apache Corp. (1)	26,330	1,555,840
Cimarex Energy Co.	35,560	698,754
Devon Energy Corp. (1)	22,500	982,575

		3,237,169

Oil & Gas-Refining and Marketing — 0.5%
Valero Energy Corp.	38,080	737,990

Total Energy		23,673,418

Description	Shares	Value
Common Stocks (continued)

Financials — 15.0%

Asset Management & Custody Banks — 1.7%
Ameriprise Financial, Inc.	45,210	$ 720,647
Bank of New York Mellon Corp. (1)	85,490	1,895,313

		2,615,960

Diversified Banks — 2.4%
U.S. Bancorp	154,370	2,209,035
Wells Fargo & Co. (1)	121,440	1,469,424

		3,678,459

Investment Banking & Brokerage — 2.5%
Goldman Sachs Group, Inc.	15,305	1,393,979
Morgan Stanley (1)	89,140	1,741,796
The Charles Schwab Corp.	56,100	713,031

		3,848,806

Other Diversified Financial Services — 2.2%
JP Morgan Chase & Co. (1)	152,420	3,482,797

Property & Casualty Insurance — 5.1%
Chubb Corp. (1)	76,480	2,985,779
Travelers Co., Inc. (1)	109,770	3,968,185
W. R. Berkley Corp.	55,490	1,154,747

		8,108,711

Regional Banks — 0.6%
PNC Financial Services Group (1)	32,940	900,580

Specialized Finance — 0.5%
CME Group, Inc. (1)	3,870	705,888

Total Financials		23,341,201

Healthcare — 15.0%

Biotechnology — 2.8%
Amgen, Inc. (1)(2)	42,590	2,083,929
Gilead Sciences, Inc. (2)	49,600	2,222,080

		4,306,009

Healthcare Distributors — 1.4%
AmerisourceBergen Corp. (1)	70,670	2,244,479

Healthcare Equipment — 1.2%
Becton, Dickinson and Co.	30,880	1,911,163

Healthcare Services — 0.4%
Express Scripts, Inc. (1)(2)	13,240	665,972

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co. (1)	120,150	2,211,962
Eli Lilly & Co. (1)	61,300	1,800,994
Forest Laboratories, Inc. (2)	58,600	1,256,384
Johnson & Johnson (1)	121,330	6,066,499
Pfizer, Inc. (1)	231,300	2,847,303

		14,183,142

Total Healthcare		23,310,765

Industrials — 8.7%

Aerospace & Defense — 5.4%
General Dynamics Corp. (1)	30,500	1,336,510
Honeywell International, Inc.	25,850	693,556
L-3 Communications Holdings, Inc. (1)	22,550	1,525,508
Lockheed Martin Corp.	28,110	1,774,022
Northrop Grumman Corp.	40,150	1,500,004
United Technologies Corp.	37,100	1,514,793

		8,344,393

Electrical Components & Equipment — 1.1%
Emerson Electric Co. (1)	62,730	1,678,028

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Environmental & Facilities Services — 1.4%
Waste Management, Inc. (1)	81,500	$ 2,200,499

Industrial Machinery — 0.8%
Parker Hannifin Corp.	38,100	1,271,397

Total Industrials		13,494,317

Information Technology — 7.5%

Computer Hardware — 2.4%
Hewlett-Packard Co.	41,470	1,203,874
International Business Machines Corp.	27,890	2,566,716

		3,770,590

Data Processing & Outsourced Services — 1.7%
Affiliated Computer Services, Inc. (2)	32,570	1,518,739
Automatic Data Processing, Inc.	31,720	1,083,238

		2,601,977

Semiconductors — 0.4%
Xilinx, Inc.	33,510	592,457

Systems Software — 3.0%
CA, Inc. (1)	66,990	1,135,481
Oracle Corp. (2)	77,100	1,198,134
Symantec Corp. (1)(2)	169,430	2,343,217

		4,676,832

Total Information Technology		11,641,856

Materials — 1.8%

Industrial Gases — 0.8%
Air Products and Chemicals, Inc.	27,100	1,253,375

Metal & Glass Containers — 1.0%
Ball Corp.	39,040	1,572,922

Total Materials		2,826,297

Telecommunication Services — 7.7%

Integrated Telecommunication Services — 7.7%
AT&T, Inc.	246,730	5,864,772
Verizon Communications, Inc. (1)	212,490	6,062,340

Total Telecommunication Services		11,927,112

Utilities — 4.9%

Gas Utilities — 0.9%
Oneok, Inc.	65,500	1,463,270

Multi-Utilities — 4.0%
CenterPoint Energy, Inc. (1)	162,000	1,671,840
Dominion Resources, Inc.	122,300	3,691,014
Sempra Energy	18,000	748,260

		6,111,114

Total Utilities		7,574,384

Total Common Stocks (identified cost $188,480,476)		146,305,077

Exchange Traded Funds — 1.5%
iShares Barclays 7-10 Year Treasury Bond Fund	25,620	2,401,619

Total Exchange Traded Funds (identified cost $2,364,572)		2,401,619

Description	Contracts or Principal Amount	Value
Purchased Call Options — 0.3%
Financial Select Sector SPDR Fund, 6/20/2009 (2)	1,855	$ 141,908
Mellon Financial Corp., 6/20/2009 (2)	400	222,000
U.S. Bancorp, 3/21/2009 (2)	834	95,910

Total Purchased Call Options (identified cost $594,263)		459,818

Purchased Put Options — 0.3%
International Business Machines Corp., 7/18/2009 (2)	186	158,100
Gilead Sciences, Inc., 5/16/2009 (2)	413	276,710

Total Purchased Put Options (identified cost $343,190)		434,810

Short-Term Investments — 42.6%

Collateral Pool Investment for Securities on Loan — 40.0%
(See Note 2 of the Financial Statements)		62,272,135

Repurchase Agreement — 2.6%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $4,061,258 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $4,149,094 (at amortized cost)	$4,061,187	4,061,187

Total Short-Term Investments (identified cost $66,333,322)		66,333,322

Total Investments — 138.8% (identified cost $258,115,823)		215,934,646
Other Assets and Liabilities — (38.8)%		(60,398,103)

Total Net Assets — 100.0%		$155,536,543

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	3.9%
Consumer Staples	14.5
Energy	15.1
Financials	15.0
Healthcare	15.0
Industrials	8.7
Information Technology	7.5
Materials	1.8
Telecommunication Services	7.7
Utilities	4.9
Exchange Traded Funds	1.5
Purchased Call Options	0.3
Purchased Put Options	0.3
Other Assets & Liabilities, Net	3.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 96.0%

Consumer Discretionary — 10.0%

Apparel Retail — 0.9%
TJX Cos., Inc.	51,400	$ 1,144,678

Cable & Satellite — 0.7%
Comcast Corp. (1)	67,500	881,550

Computer & Electronics Retail — 0.7%
Best Buy Co., Inc. (1)	30,000	864,600

Footwear — 1.1%
NIKE, Inc., Class B	33,100	1,374,643

General Merchandise Stores — 1.9%
Big Lots, Inc. (1)(2)	78,900	1,223,739
Target Corp.	40,000	1,132,400

		2,356,139

Home Improvement Retail — 0.6%
Lowe’s Cos., Inc. (1)	45,000	712,800

Restaurants — 3.1%
McDonald’s Corp.	50,000	2,612,500
Yum! Brands, Inc.	49,500	1,300,860

		3,913,360

Specialty Stores — 1.0%
Staples, Inc. (1)	75,000	1,196,250

Total Consumer Discretionary		12,444,020

Consumer Staples — 17.9%

Drug Retail — 1.8%
CVS Caremark Corp.	85,900	2,211,066

Food Distributors — 0.8%
Sysco Corp.	46,800	1,006,200

Household Products — 3.3%
Colgate-Palmolive Co. (1)	23,800	1,432,284
Procter & Gamble Co. (1)	55,000	2,649,350

		4,081,634

Hypermarkets & Super Centers — 3.6%
Costco Wholesale Corp. (1)	20,000	846,800
Wal-Mart Stores, Inc. (1)	74,600	3,673,304

		4,520,104

Soft Drinks — 4.4%
Coca-Cola Co. (1)	86,900	3,549,865
PepsiCo, Inc.	42,300	2,036,322

		5,586,187

Tobacco — 4.0%
Altria Group, Inc. (1)	113,900	1,758,616
Philip Morris International, Inc. (1)	94,900	3,176,303

		4,934,919

Total Consumer Staples		22,340,110

Energy — 8.3%

Coal & Consumable Fuels — 0.5%
Consol Energy, Inc.	22,500	613,125

Integrated Oil & Gas — 1.7%
Exxon Mobil Corp. (1)	17,000	1,154,300
Hess Corp.	17,500	957,075

		2,111,375

Oil & Gas-Drilling — 0.7%
Transocean, Ltd. (1)(2)	15,000	896,550

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Equipment and Services — 1.6%
Halliburton Co.	60,000	$ 978,600
National Oilwell Varco, Inc. (2)	40,000	1,069,200

		2,047,800

Oil & Gas-Exploration and Production — 3.8%
Anadarko Petroleum Corp.	30,000	1,048,500
Devon Energy Corp.	12,500	545,875
Plains Exploration & Production Co. (2)	50,000	957,000
Southwestern Energy Co. (2)	35,000	1,006,950
XTO Energy, Inc.	35,000	1,108,100

		4,666,425

Total Energy		10,335,275

Financials — 4.1%

Asset Management & Custody Banks — 1.0%
Northern Trust Corp.	10,500	583,275
State Street Corp. (1)	28,500	720,195

		1,303,470

Investment Banking & Brokerage — 1.3%
The Charles Schwab Corp. (1)	120,000	1,525,200

Life & Health Insurance — 0.7%
Aflac, Inc. (1)	55,000	921,800

Multi-Line Insurance — 0.5%
Assurant, Inc.	30,000	612,000

Other Diversified Financial Services — 0.6%
JP Morgan Chase & Co. (1)	30,000	685,500

Total Financials		5,047,970

Healthcare — 14.3%

Biotechnology — 6.0%
Celgene Corp. (1)(2)	35,300	1,578,969
Genentech, Inc. (2)	26,000	2,224,300
Genzyme Corp. (1)(2)	27,500	1,675,575
Gilea Sciences, Inc. (1)(2)	44,900	2,011,520

		7,490,364

Healthcare Equipment — 1.4%
Baxter International, Inc.	33,600	1,710,576

Healthcare Services — 1.2%
Medco Health Solutions, Inc. (1)(2)	35,800	1,452,764

Healthcare Technology — 0.4%
Cerner Corp. (1)(2)	15,000	549,000

Life Sciences Tools & Services — 1.5%
Thermo Fisher Scientific, Inc. (1)(2)	52,800	1,914,528

Pharmaceuticals — 3.8%
Abbott Laboratories	50,000	2,367,000
Allergan, Inc. (1)	23,900	925,886
Bristol-Myers Squibb Co. (1)	45,400	835,814
Johnson & Johnson (1)	11,700	585,000

		4,713,700

Total Healthcare		17,830,932

Industrials — 9.3%

Aerospace & Defense — 3.9%
Lockheed Martin Corp.	16,000	1,009,760
Raytheon Co.	26,500	1,059,205

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Aerospace & Defense (continued)
Rockwell Collins, Inc. (1)	36,500	$ 1,138,800
United Technologies Corp.	37,100	1,514,793

		4,722,558

Air Freight & Logistics — 0.4%
United Parcel Service, Inc.	12,900	531,222

Construction & Farm Machinery and Heavy Trucks — 1.3%
Caterpillar, Inc. (1)	30,800	757,988
Deere & Co. (1)	30,000	824,700

		1,582,688

Electrical Components & Equipment — 0.9%
Emerson Electric Co.	42,950	1,148,913

Environmental & Facilities Services — 0.5%
Stericycle, Inc. (2)	14,000	671,720

Industrial Conglomerates — 1.1%
3M Co.	30,400	1,381,984

Railroads — 1.2%
Burlington Northern Santa Fe Corp.	18,800	1,104,876
CSX Corp.	17,500	431,900

		1,536,776

Total Industrials		11,575,861

Information Technology — 27.8%

Application Software — 3.4%
Adobe Systems, Inc. (2)	55,000	918,500
AutoDesk, Inc. (2)	75,000	951,750
FactSet Research Systems, Inc. (1)	30,000	1,156,200
Salesforce.com, Inc. (1)(2)	45,000	1,260,000

		4,286,450

Communications Equipment — 5.5%
Cisco Systems, Inc. (1)(2)	288,100	4,197,617
QUALCOMM, Inc.	80,000	2,674,400

		6,872,017

Computer Hardware — 5.7%
Apple, Inc. (1)(2)	20,000	1,786,200
Hewlett-Packard Co.	106,700	3,097,501
International Business Machines Corp. (1)	24,500	2,254,735

		7,138,436

Data Processing & Outsourced Services — 0.9%
Visa, Inc. (1)	20,000	1,134,200

Electronic Equipment & Instruments — 0.7%
FLIR Systems, Inc. (1)(2)	45,000	918,450

Internet Software & Services — 2.3%
Google, Inc., Class A (1)(2)	6,000	2,027,940
Yahoo!, Inc. (1)(2)	61,500	813,645

		2,841,585

Semiconductors — 3.2%
Intel Corp. (1)	210,000	2,675,400
Microchip Technology, Inc. (1)	67,500	1,266,975

		3,942,375

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 6.1%
Microsoft Corp. (1)	300,000	$ 4,845,000
Oracle Corp. (2)	169,850	2,639,469

		7,484,469

Total Information Technology		34,617,982

Materials — 3.5%

Fertilizers & Agricultural Chemicals — 2.2%
Monsanto Co. (1)	36,700	2,799,109

Industrial Gases — 1.3%
Praxair, Inc.	27,500	1,560,625

Total Materials		4,359,734

Telecommunication Services — 0.8%

Integrated Telecommunication Services — 0.8%
AT&T, Inc.	41,000	974,570

Total Common Stocks (identified cost $145,922,801)		119,526,454

Short-Term Investments — 36.6%

Collateral Pool Investment for Securities on Loan — 33.6%
(See Note 2 of the Financial Statements)		41,835,123

Repurchase Agreement — 3.0%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $3,680,021 on 3/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2056, with a market value of $3,835,079 (at amortized cost)	$3,679,956	3,679,956

Total Short-Term Investments (identified cost $45,515,079)		45,515,079

Total Investments — 132.6% (identified cost $191,437,880)		165,041,533
Other Assets and Liabilities — (32.6)%		(40,555,167)

Total Net Assets — 100.0%		$124,486,366

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Large-Cap Growth Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	10.0%
Consumer Staples	17.9
Energy	8.3
Financials	4.1
Healthcare	14.3
Industrials	9.3
Information Technology	27.8
Materials	3.5
Telecommunication Services	0.8
Other Assets & Liabilities, Net	4.0

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 96.4%

Consumer Discretionary — 18.6%

Advertising — 1.1%
Interpublic Group of Cos., Inc. (1)(2)	444,460	$ 1,693,392

Apparel Retail — 1.1%
Gap, Inc. (1)	160,200	1,728,558

Auto Parts & Equipment — 1.0%
BorgWarner, Inc. (1)	90,700	1,564,575

Cable & Satellite — 3.1%
Liberty Global, Inc. (1)(2)	134,600	1,651,542
Liberty Media Corp. — Entertainment (2)	180,900	3,133,188

		4,784,730

Computer & Electronics Retail — 2.1%
Best Buy Co., Inc. (1)	113,600	3,273,952

Department Stores — 2.3%
Kohl’s Corp. (1)(2)	98,300	3,454,262

Homebuilding — 1.5%
Toll Brothers, Inc. (1)(2)	139,400	2,209,490

Household Appliances — 0.8%
Whirlpool Corp.	54,500	1,211,535

Internet Retail — 1.3%
Expedia, Inc. (1)(2)	257,500	2,052,275

Restaurants — 2.1%
Yum! Brands, Inc. (1)	119,000	3,127,320

Specialty Stores — 2.2%
Staples, Inc. (1)	207,200	3,304,840

Total Consumer Discretionary		28,404,929

Consumer Staples — 8.3%

Food Retail — 3.4%
Kroger Co.	107,500	2,222,025
Safeway, Inc. (1)	159,600	2,952,600

		5,174,625

Packaged Foods & Meats — 1.6%
Tyson Foods, Inc., Class A	293,600	2,475,048

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 0.5%
Dr. Pepper Snapple Group, Inc. (2)	55,400	$ 778,370

Tobacco — 2.8%
Lorillard, Inc. (1)	72,400	4,231,056

Total Consumer Staples		12,659,099

Energy — 4.0%

Oil & Gas-Drilling — 0.8%
Helmerich & Payne, Inc.	53,900	1,275,274

Oil & Gas-Equipment & Services — 1.1%
BJ Services Co.	164,500	1,590,715

Oil & Gas-Exploration & Production — 2.1%
Noble Energy, Inc. (1)	71,300	3,247,002

Total Energy		6,112,991

Financials — 21.4%

Asset Management & Custody Banks — 7.0%
Affiliated Managers Group, Inc. (1)(2)	86,700	3,119,466
Ameriprise Financial, Inc.	158,900	2,532,866
Invesco Ltd. (1)	256,200	2,928,366
State Street Corp. (1)	84,700	2,140,369

		10,721,067

Diversified Banks — 0.5%
Comerica, Inc.	51,000	765,510

Life & Health Insurance — 1.0%
Principal Financial Group, Inc. (1)	133,900	1,069,861
StanCorp Financial Group, Inc. (1)	27,500	494,725

		1,564,586

Multi-Line Insurance — 1.1%
Assurant, Inc.	84,500	1,723,800

Property & Casualty Insurance — 4.3%
ACE Ltd.	85,300	3,114,303
Hanover Insurance Group, Inc.	100,000	3,517,000

		6,631,303

Regional Banks — 3.7%
Associated Banc-Corp. (1)	119,600	1,729,416
City National Corp. (1)	57,150	1,833,372
First Horizon National Corp. (1)	220,548	2,022,421

		5,585,209

Reinsurance — 3.8%
PartnerRe Ltd.	55,200	3,416,880
Reinsurance Group of America, Inc. (1)	87,100	2,369,120

		5,786,000

Total Financials		32,777,475

Healthcare — 9.6%

Healthcare Distributors — 2.5%
AmerisourceBergen Corp.	119,600	3,798,496

Healthcare Services — 2.3%
DaVita, Inc. (1)(2)	73,500	3,448,620

Healthcare Supplies — 1.2%
DENTSPLY International, Inc.	82,700	1,912,024

Life Sciences Tools & Services — 2.3%
Thermo Fisher Scientific, Inc. (1)(2)	94,900	3,441,074

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Managed Healthcare — 1.3%
CIGNA Corp. (1)	128,800	$ 2,029,888

Total Healthcare		14,630,102

Industrials — 8.5%

Aerospace & Defense — 0.6%
Alliant Techsystems, Inc. (1)(2)	12,400	876,184

Airlines — 0.7%
Continental Airlines, Inc. (1)(2)	109,300	1,095,186

Diversified Support Services — 1.4%
Cintas Corp. (1)	104,200	2,114,218

Environmental & Facilities Services — 1.4%
Republic Services, Inc. (1)	102,500	2,039,750

Human Resource & Employment Services — 2.0%
Manpower, Inc. (1)	109,900	3,064,012

Industrial Machinery — 1.3%
Eaton Corp. (1)	55,800	2,017,170

Trucking — 1.1%
Con-way, Inc. (1)	114,700	1,733,117

Total Industrials		12,939,637

Information Technology — 9.1%

Application Software — 1.2%
Synopsys, Inc. (1)(2)	100,700	1,876,041

Office Electronics — 1.2%
Xerox Corp. (1)	341,700	1,770,006

Semiconductors — 2.2%
Altera Corp. (1)	156,000	2,391,480
Intersil Corp.	94,800	958,428

		3,349,908

Systems Software — 1.0%
Symantec Corp. (1)(2)	112,500	1,555,875

Technology Distributors — 3.5%
Arrow Electronics, Inc. (1)(2)	166,300	2,765,569
Ingram Micro, Inc. (1)(2)	244,000	2,657,160

		5,422,729

Total Information Technology		13,974,559

Materials — 6.0%

Diversified Chemicals — 1.6%
PPG Industries, Inc. (1)	75,830	2,355,280

Paper Packaging — 1.3%
Sealed Air Corp.	176,100	1,965,276

Paper Products — 1.1%
MeadWestvaco Corp. (1)	186,700	1,743,778

Specialty Chemicals — 1.0%
Cytec Industries, Inc.	102,200	1,573,880

Steel — 1.0%
Nucor Corp.	45,000	1,514,250

Total Materials		9,152,464

Telecommunication Services — 2.9%

Integrated Telecommunication Services — 2.9%
Embarq Corp. (1)	126,100	4,409,717

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Utilities — 8.0%

Electric Utilities — 2.9%
Edison International	69,300	$ 1,886,346
Entergy Corp.	37,000	2,493,430

		4,379,776

Gas Utilities — 1.9%
Equitable Resources, Inc. (1)	96,400	2,964,300

Multi-Utilities — 3.2%
CMS Energy Corp. (1)	263,300	2,912,098
Sempra Energy	47,800	1,987,046

		4,899,144

Total Utilities		12,243,220

Total Common Stocks (identified cost $229,018,687)		147,304,193

Short-Term Investments — 42.8%

Collateral Pool Investment for Securities on Loan — 39.2%
(See Note 2 of the Financial Statements)		59,908,697

Repurchase Agreement — 3.6%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $5,521,665 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $5,639,187 (at amortized cost)	$5,521,569	5,521,569

Total Short-Term Investments (identified cost $65,430,266)		65,430,266

Total Investments — 139.2% (identified cost $294,448,953)		212,734,459
Other Assets and Liabilities — (39.2)%		(59,941,891)

Total Net Assets — 100.0%		$152,792,568

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	18.6%
Consumer Staples	8.3
Energy	4.0
Financials	21.4
Healthcare	9.6
Industrials	8.5
Information Technology	9.1
Materials	6.0
Telecommunication Services	2.9
Utilities	8.0
Other Assets & Liabilities, Net	3.6

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 95.6%

Consumer Discretionary — 19.0%

Apparel Retail — 1.3%
Ross Stores, Inc.	62,000	$ 1,830,240

Automotive Retail — 2.1%
AutoZone, Inc. (1)(2)	8,800	1,251,624
O’Reilly Automotive, Inc. (1)(2)	52,200	1,741,392

		2,993,016

Cable & Satellite — 1.6%
Liberty Media Corp. — Entertainment (2)	133,200	2,307,024

Casinos & Gaming — 0.9%
Scientific Games Corp., Class A (2)	116,700	1,234,686

Computer & Electronics Retail — 1.5%
GameStop Corp. (1)(2)	83,300	2,242,436

Department Stores — 0.9%
Kohl’s Corp. (1)(2)	35,200	1,236,928

Distributors — 0.6%
LKQ Corp. (2)	63,400	855,900

Education Services — 3.6%
Apollo Group, Inc., Class A (1)(2)	19,300	1,399,250
DeVry, Inc. (1)	32,800	1,703,960
ITT Educational Services, Inc. (1)(2)	18,000	2,043,000

		5,146,210

General Merchandise Stores — 1.6%
Dollar Tree, Inc. (1)(2)	59,700	2,317,554

Restaurants — 1.2%
Panera Bread Co., Class A(1)(2)	39,800	1,752,792

Specialized Consumer Services — 3.7%
Coinstar, Inc. (2)	103,200	2,697,648
H&R Block, Inc. (1)	56,300	1,075,330
Hillenbrand, Inc.	90,700	1,521,039

		5,294,017

Total Consumer Discretionary		27,210,803

Consumer Staples — 7.2%

Drug Retail — 0.9%
CVS Caremark Corp. (1)	52,100	1,341,054

Food Retail — 0.6%
Kroger Co.	43,400	897,078

Hypermarkets & Super Centers — 0.7%
BJ’s Wholesale Club, Inc. (2)	35,300	1,054,764

Packaged Foods & Meats — 3.4%
Flowers Foods, Inc. (1)	53,500	1,193,585
General Mills, Inc. (1)	33,400	1,752,832
Ralcorp Holdings, Inc. (1)(2)	28,900	1,751,340

		4,697,757

Personal Products — 1.6%
Chattem, Inc. (1)(2)	36,000	2,283,480

Total Consumer Staples		10,274,133

Energy — 4.4%

Oil & Gas-Equipment and Services — 0.9%
IHS Inc., Class A (2)	31,800	1,295,214

Oil & Gas-Exploration and Production — 3.5%
Atlas America, Inc. (1)	379,650	3,819,279

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration and Production (continued)
Comstock Resources, Inc. (1)(2)	37,500	$ 1,141,125

		4,960,404

Total Energy		6,255,618

Financials — 7.9%

Mortgage REIT’s — 5.6%
Annaly Capital Management, Inc. (1)	278,900	3,876,710
Capstead Mortgage Corp.	132,700	1,329,654
MFA Financial, Inc.	475,300	2,728,222

		7,934,586

Multi-Line Insurance — 0.7%
HCC Insurance Holdings, Inc. (1)	45,900	1,007,505

Office REIT’s — 0.9%
Digital Realty Trust, Inc. (1)	44,600	1,333,094

Property & Casualty Insurance — 0.7%
Aspen Insurance Holdings Ltd. (1)	49,000	1,067,710

Total Financials		11,342,895

Healthcare — 18.4%

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (1)(2)	48,900	1,672,380
Celgene Corp. (2)	27,400	1,225,602
United Therapeutics Corp. (1)(2)	10,300	691,233

		3,589,215

Healthcare Equipment — 5.8%
Baxter International, Inc.	32,500	1,654,575
Becton, Dickinson and Co.	22,300	1,380,147
Edwards Lifesciences Corp. (2)	22,000	1,223,420
NuVasive, Inc. (1)(2)	51,600	1,462,860
ResMed, Inc. (2)	31,400	1,158,032
St. Jude Medical, Inc. (2)	42,200	1,399,352

		8,278,386

Healthcare Services — 3.0%
Amedisys, Inc. (1)(2)	44,900	1,468,679
Express Scripts, Inc. (1)(2)	20,300	1,021,090
Omnicare, Inc.	68,700	1,781,391

		4,271,160

Healthcare Supplies — 1.7%
Haemonetics Corp. (1)(2)	16,900	902,122
Inverness Medical Innovations, Inc. (1)(2)	68,500	1,539,195

		2,441,317

Life Sciences Tools & Services — 2.7%
Illumina, Inc. (1)(2)	30,600	958,698
QIAGEN N.V. (1)(2)	96,100	1,539,522
Thermo Fisher Scientific, Inc. (2)	36,400	1,319,864

		3,818,084

Pharmaceuticals — 2.7%
Mylan, Inc. (1)(2)	138,600	1,722,798
Teva Pharmaceutical Industries, Ltd. ADR (1)	47,700	2,126,466

		3,849,264

Total Healthcare		26,247,426

Industrials — 8.9%

Construction & Engineering — 1.5%
Quanta Services, Inc. (1)(2)	56,800	999,680

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction & Engineering (continued)
Shaw Group, Inc. (1)(2)	47,300	$ 1,103,982

		2,103,662

Diversified Support Services — 0.7%
Copart, Inc. (1)(2)	39,000	1,053,780

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	37,700	997,542

Environmental & Facilities Services — 2.2%
Stericycle, Inc. (1)(2)	41,700	2,000,766
Tetra Tech, Inc. (1)(2)	53,000	1,187,200

		3,187,966

Human Resource & Employment Services — 1.0%
Watson Wyatt Worldwide, Inc. (1)	28,600	1,404,546

Industrial Machinery — 0.8%
SPX Corp.	25,900	1,146,852

Office Services & Supplies — 0.7%
Pitney Bowes, Inc.	53,800	1,037,802

Research and Consulting Services — 1.3%
Dun & Bradstreet Corp.	24,200	1,790,074

Total Industrials		12,722,224

Information Technology — 18.2%

Application Software — 2.4%
Nuance Communications, Inc. (1)(2)	265,400	2,351,444
Solera Holdings, Inc. (1)(2)	50,300	1,045,737

		3,397,181

Communications Equipment — 0.8%
Harris Corp.	30,700	1,144,496

Consulting & Other Services — 0.8%
ManTech International Corp., Class A (1)(2)	22,000	1,147,740

Data Processing & Outsourced Services — 4.9%
Affiliated Computer Services, Inc. (1)(2)	34,500	1,608,735
Fiserv, Inc. (2)	36,400	1,187,368
Global Payments, Inc. (1)	33,300	1,021,644
Hewitt Associates, Inc. (1)(2)	45,400	1,339,300
Lender Processing Services, Inc. (1)	72,600	1,901,394

		7,058,441

Electronic Components — 0.7%
Amphenol Corp., Class A	38,100	968,502

Electronic Equipment & Instruments — 1.4%
Cogent, Inc. (1)(2)	80,500	837,200
FLIR Systems, Inc. (1)(2)	57,600	1,175,616

		2,012,816

Home Entertainment Software — 0.9%
Activision Blizzard, Inc. (2)	126,300	1,266,789

Internet Software & Services — 1.1%
Equinix, Inc. (1)(2)	33,200	1,540,812

Systems Software — 5.2%
Check Point Software Technologies (2)	56,900	1,250,093
Macrovision Solutions Corp. (2)	107,600	1,692,548
McAfee, Inc. (2)	54,600	1,526,070

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software (continued)
Sybase, Inc. (1)(2)	64,500	$ 1,753,110
Symantec Corp. (1)(2)	90,400	1,250,232

		7,472,053

Total Information Technology		26,008,830

Materials — 6.3%

Gold — 1.8%
Agnico-Eagle Mines Ltd. (1)	32,200	1,605,492
Eldorado Gold Corp. (1)(2)	118,400	976,800

		2,582,292

Industrial Gases — 0.7%
Praxair, Inc.	17,400	987,450

Precious Metals & Minerals — 1.7%
Pan American Silver Corp. (1)(2)	79,200	1,140,480
Silver Wheaton Corp. (1)(2)	202,600	1,355,394

		2,495,874

Specialty Chemicals — 2.1%
Ecolab, Inc. (1)	40,100	1,274,378
Sensient Technologies Corp. (1)	81,000	1,636,200

		2,910,578

Total Materials		8,976,194

Telecommunication Services — 5.3%

Wireless Telecommunication Services — 5.3%
American Tower Corp., Class A (1)(2)	69,400	2,020,928
Crown Castle International Corp. (1)(2)	68,500	1,201,490
Leap Wireless International, Inc. (1)(2)	78,400	2,125,424
MetroPCS Communications, Inc. (1)(2)	157,600	2,285,200

Total Telecommunication Services		7,633,042

Total Common Stocks (identified cost $159,102,264)		136,671,165

Short-Term Investments — 41.4%

Collateral Pool Investment for Securities on Loan — 39.3%
(See Note 2 of the Financial Statements)		56,118,972

Repurchase Agreement — 2.1%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $3,039,499 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $3,106,555 (at amortized cost)	$3,039,446	3,039,446

Total Short-Term Investments (identified cost $59,158,418)		59,158,418

Total Investments — 137.0% (identified cost $218,260,682)		195,829,583
Other Assets and Liabilities — (37.0)%		(52,904,631)

Total Net Assets — 100.0%		$142,924,952

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Mid-Cap Growth Fund (continued)

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	19.0%
Consumer Staples	7.2
Energy	4.4
Financials	7.9
Healthcare	18.4
Industrials	8.9
Information Technology	18.2
Materials	6.3
Telecommunication Services	5.3
Other Assets & Liabilities, Net	4.4

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 14.1%

Automotive Retail — 0.9%
Monro Muffler Brake, Inc. (1)	65,200	$ 1,534,156

Casinos & Gaming — 0.9%
Scientific Games Corp., Class A (1)(2)	140,900	1,490,722

Distributors — 0.6%
LKQ Corp. (1)(2)	75,600	1,020,600

General Merchandise Stores — 1.7%
Dollar Tree, Inc. (1)(2)	72,300	2,806,686

Homefurnishing Retail — 1.3%
Aaron Rents, Inc.	86,100	2,068,983

Internet Retail — 1.4%
PetMed Express, Inc. (1)(2)	162,000	2,232,360

Movies & Entertainment — 2.7%
Imax Corp. (1)(2)	1,120,800	4,516,824

Restaurants — 1.1%
Panera Bread Co., Class A (1)(2)	41,600	1,832,064

Specialized Consumer Services — 3.0%
Coinstar, Inc. (1)(2)	131,600	3,440,024
Hillenbrand, Inc. (1)	88,000	1,475,760

		4,915,784

Specialty Stores — 0.5%
Ulta Salon, Cosmetics & Fragrance, Inc. (1)(2)	144,700	810,320

Total Consumer Discretionary		23,228,499

Consumer Staples — 6.0%

Food Distributors — 0.5%
Nash Finch Co.	23,397	815,151

Hypermarkets & Super Centers — 0.8%
BJ’s Wholesale Club, Inc. (2)	42,300	1,263,924

Packaged Foods & Meats — 3.0%
Green Mountain Coffee Roasters, Inc. (2)	38,900	1,452,915

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats (continued)
Overhill Farms, Inc. (2)	456,000	$ 1,573,200
Ralcorp Holdings, Inc. (1)(2)	33,320	2,019,192

		5,045,307

Personal Products — 1.7%
Chattem, Inc. (1)(2)	43,000	2,727,490

Total Consumer Staples		9,851,872

Energy — 4.6%

Oil & Gas-Exploration and Production — 4.6%
Atlas America, Inc.	453,800	4,565,228
BPZ Resources, Inc. (1)(2)	523,600	1,801,184
Rosetta Resources, Inc. (2)	248,000	1,262,320

Total Energy		7,628,732

Financials — 9.3%

Asset Management & Custody Banks — 0.7%
Riskmetrics Group, Inc. (1)(2)	107,500	1,181,425

Consumer Finance — 1.4%
EZCORP, Inc., Class A (2)	231,700	2,381,876

Mortgage REIT’s — 7.2%
American Capital Agency Corp. (1)	251,200	4,044,320
Anworth Mortgage Asset Corp.	374,430	2,257,813
Capstead Mortgage Corp.	205,630	2,060,413
MFA Financial, Inc.	589,800	3,385,452

		11,747,998

Total Financials		15,311,299

Healthcare — 25.2%

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc. (1)(2)	58,300	1,993,860
Crucell N.V. ADR (1)(2)	119,300	2,226,138
Myriad Genetics, Inc. (1)(2)	20,900	1,647,965
United Therapeutics Corp. (1)(2)	12,400	832,164

		6,700,127

Healthcare Equipment — 4.9%
Edwards Lifesciences Corp. (1)(2)	26,000	1,445,860
Masimo Corp. (1)(2)	57,600	1,439,424
NuVasive, Inc. (1)(2)	62,800	1,780,380
ResMed, Inc. (2)	37,200	1,371,936
Synovis Life Technologies, Inc. (2)	96,400	1,203,072
Thoratec Corp. (1)(2)	36,300	829,092

		8,069,764

Healthcare Facilities — 1.9%
Hanger Orthopedic Group, Inc. (2)	128,900	1,714,370
Sun Healthcare Group, Inc. (2)	153,300	1,370,502

		3,084,872

Healthcare Services — 5.6%
Alliance HealthCare Services, Inc. (2)	195,100	1,599,820
Amedisys, Inc. (1)(2)	53,800	1,759,798
Bio-Reference Laboratories, Inc. (1)(2)	87,600	2,033,196
CardioNet, Inc. (2)	93,700	2,342,500
Genoptix, Inc. (1)(2)	57,900	1,755,528

		9,490,842

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Supplies — 2.9%
Haemonetics Corp. (1)(2)	30,600	$ 1,633,428
Inverness Medical Innovations, Inc. (1)(2)	81,900	1,840,293
Neogen Corp. (1)(2)	59,550	1,265,438

		4,739,159

Healthcare Technology — 1.6%
athenahealth, Inc. (1)(2)	38,800	988,624
MedAssets, Inc. (1)(2)	106,500	1,574,070

		2,562,694

Life Sciences Tools & Services — 1.9%
ICON PLC ADR (1)(2)	66,300	1,360,476
Luminex Corp. (1)(2)	106,200	1,762,920

		3,123,396

Pharmaceuticals — 2.3%
Mylan, Inc. (1)(2)	201,900	2,509,616
Questcor Pharmaceuticals, Inc. (1)(2)	277,200	1,347,192

		3,856,808

Total Healthcare		41,627,662

Industrials — 9.2%

Aerospace & Defense — 2.6%
Axsys Technologies, Inc. (2)	66,200	2,198,502
DynCorp International, Inc., Class A (2)	176,300	2,149,097

		4,347,599

Construction & Engineering — 1.0%
Aecom Technology Corp. (2)	65,300	1,601,809

Environmental & Facilities Services — 1.8%
Clean Harbors, Inc. (1)(2)	31,600	1,535,128
Tetra Tech, Inc. (1)(2)	64,100	1,435,840

		2,970,968

Human Resource & Employment Services — 1.0%
Watson Wyatt Worldwide, Inc. (1)	34,400	1,689,384

Industrial Machinery — 0.4%
Middleby Corp. (1)(2)	30,100	654,675

Office Services & Supplies — 0.8%
Sykes Enterprises, Inc. (1)(2)	84,300	1,345,428

Research and Consulting Services — 0.6%
Navigant Consulting, Inc. (1)(2)	70,400	913,088

Security & Alarm Services — 1.0%
GeoEye, Inc. (2)	73,600	1,663,360

Total Industrials		15,186,311

Information Technology — 23.1%

Application Software — 6.7%
Blackboard, Inc. (2)	68,400	1,876,896
Ebix, Inc. (1)(2)	157,100	3,283,390
Longtop Financial Technologies Ltd. ADR (2)	114,600	1,738,482
Nuance Communications, Inc. (1)(2)	314,400	2,785,584
Solera Holdings, Inc. (1)(2)	60,200	1,251,558

		10,935,910

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 3.9%
DG FastChannel, Inc. (1)(2)	201,300	$ 3,126,189
Neutral Tandem, Inc. (2)	91,600	1,827,420
NICE Systems Ltd. ADR (2)	73,200	1,544,520

		6,498,129

Consulting & Other Services — 0.8%
ManTech International Corp., Class A (2)	26,200	1,366,854

Data Processing & Outsourced Services — 3.1%
CyberSource Corp. (1)(2)	130,800	1,611,456
Global Payments, Inc. (1)	40,200	1,233,336
Lender Processing Services, Inc. (1)	86,700	2,270,673

		5,115,465

Electronic Equipment & Instruments — 0.6%
Cogent, Inc. (1)(2)	98,000	1,019,200

Internet Software & Services — 6.3%
Art Technology Group, Inc. (2)	762,800	1,662,904
AsiaInfo Holdings, Inc. (1)(2)	143,000	1,746,030
Equinix, Inc. (1)(2)	39,500	1,833,195
Omniture, Inc. (1)(2)	139,900	1,589,264
VistaPrint Ltd. (1)(2)	71,100	1,741,950

		8,573,343

Semiconductors — 0.5%
RF Micro Devices, Inc. (2)	970,200	882,882

Systems Software — 1.2%
Ariba, Inc. (1)(2)	193,100	1,689,625
Macrovision Solutions Corp. (2)	128,600	2,022,878

		3,712,503

Total Information Technology		38,104,286

Materials — 4.0%

Gold — 0.9%
Eldorado Gold Corporation (1)(2)	176,800	1,458,600

Precious Metals & Minerals — 1.9%
Pan American Silver Corp. (1)(2)	105,500	1,519,200
Silver Wheaton Corp. (1)(2)	242,000	1,618,980

		3,138,180

Specialty Chemicals — 1.2%
Sensient Technologies Corp.	98,300	1,985,660

Total Materials		6,582,440

Telecommunication Services — 2.6%

Wireless Telecommunication Services — 2.6%
Leap Wireless International, Inc. (1)(2)	92,900	2,518,519
SBA Communications Corp. (2)	87,200	1,812,016

Total Telecommunication Services		4,330,535

Total Common Stocks (identified cost $188,215,614)		161,851,636

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Small-Cap Growth Fund (continued)

Description	Principal Amount	Value
Short-Term Investments — 42.2%

Collateral Pool Investment for Securities on Loan — 39.7%
(See Note 2 of the Financial Statements)		$ 65,491,802

Repurchase Agreement — 2.5%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009 to be repurchased at $4,207,369 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $4,296,523 (at amortized cost)	$4,207,296	4,207,296

Total Short-Term Investments (identified cost $69,699,098)		69,699,098

Total Investments — 140.3% (identified cost $257,914,712)		231,550,734
Other Assets and Liabilities — (40.3)%		(66,473,544)

Total Net Assets — 100.0%		$165,077,190

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	14.1%
Consumer Staples	6.0
Energy	4.6
Financials	9.3
Healthcare	25.2
Industrials	9.2
Information Technology	23.1
Materials	4.0
Telecommunication Services	2.6
Other Assets & Liabilities, Net	1.9

Total	100.0%

International Stock Fund

Description	Shares	Value
Common Stocks — 88.7%

Australia — 1.7%
Amcor, Ltd.	44,465	$ 124,637
BHP Billiton, Ltd. (1)	35,400	644,115
BlueScope Steel, Ltd. (1)	69,433	97,396
Caltex Australia, Ltd.	3,233	19,188
CSL, Ltd. (1)	27,300	633,631
Downer EDI, Ltd.	15,041	35,287
Iluka Resources, Ltd. (2)	19,915	54,021
PaperlinX, Ltd.	48,477	21,225
Telstra Corp., Ltd.	73,196	165,741
Washington H. Soul Pattinson & Co., Ltd.	7,582	38,241

		1,833,482

Description	Shares	Value
Common Stocks (continued)

Austria — 0.1%
Erste Group Bank AG (1)	9,858	$ 95,345

Belgium — 1.2%
Anheuser-Busch InBev NV (1)	8,624	238,110
Bekaert NV	410	20,044
Cofinimmo, REIT	213	23,115
Compagnie Nationale a Portefeuille	483	20,183
Delhaize Group (1)	17,225	1,005,239
Dexia SA	5,649	11,987
Tessenderlo Chemie NV	1,417	42,082

		1,360,760

Bermuda — 0.3%
Brilliance China Automotive Holdings, Ltd. (2)	358,000	19,781
Catlin Group, Ltd.	12,551	74,289
Lancashire Holdings, Ltd. (2)	39,366	270,715

		364,785

Brazil — 0.3%
Brasil Telecom Participacoes SA	468	11,810
Companhia Vale do Rio Doce, ADR	26,200	337,718

		349,528

Canada — 0.3%
Aecon Group, Inc.	1,400	10,014
Alimentation Couche-Tard, Inc., Class B	6,100	62,812
CGI Group, Inc., Class A (2)	16,935	123,798
Laurentian Bank of Canada	1,500	37,600
Magna International, Inc., Class A	1,500	38,485
National Bank of Canada	129	3,841
Thompson Creek Metals Co., Inc. (2)	7,400	22,801

		299,351

Chile — 0.2%
Banco Santander — Chile, ADR	3,600	125,748
Enersis SA, ADR	4,800	69,216

		194,964

China — 0.5%
Dongfeng Motor Group Co., Ltd., Class H	156,000	57,071
Industrial & Commercial Bank of China, Ltd., Class H	630,000	253,426
SINA Corp. (2)	11,300	242,611

		553,108

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.	62,162	128,828

Denmark — 0.2%
D/S Norden A/S (1)	5,512	180,961

Finland — 0.0%
KCI Konecranes Oyj	1,435	23,286
TietoEnator Oyj	2,012	25,214

		48,500

France — 6.0%
Alstom SA (1)	29,286	1,395,203
Bouygues SA (1)	26,397	759,956
CNP Assurances	739	47,826
Compagnie de Saint-Gobain (1)	26,647	618,035
France Telecom SA (1)	41,128	927,796
Groupe Eurotunnel SA (2)	1,196	4,673
Nexans SA	1,494	58,079
Sanofi-Aventis SA	36,431	1,882,767

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

France (continued)
Thomson (2)	17,266	$ 14,803
Total SA (1)	18,509	875,881

		6,585,019

Germany — 10.0%
Aareal Bank AG	3,094	15,254
Adidas AG (1)	36,227	1,055,043
Allianz SE	1,117	75,666
Daimler AG	33,100	753,240
Demag Cranes AG	1,783	34,826
Deutsche Boerse AG (1)	13,141	604,362
Deutsche Lufthansa AG (1)	170,482	1,879,905
E.ON AG (1)	7,317	188,110
Fresenius SE	2,695	122,441
GEA Group AG	63,025	679,532
Hannover Rueckversicherung AG (1)	36,514	1,327,380
K+S AG (1)	23,300	1,049,172
Kloeckner & Co. SE	656	7,519
MAN AG	20,222	819,814
MTU Aero Engines Holding AG	1,848	48,008
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (1)	10,636	1,304,848
Norddeutsche Affinerie AG (1)	1,666	41,910
Rheinmetall AG	1,098	36,150
SAP AG (1)	26,688	861,315
ThyssenKrupp AG (1)	5,512	98,577

		11,003,072

Greece — 0.2%
National Bank of Greece SA	15,017	185,645

Hong Kong — 4.3%
China Mobile, Ltd., ADR	15,000	650,250
CNOOC, Ltd.	650,900	562,127
Esprit Holdings, Ltd.	142,800	765,418
Hutchison Whampoa, Ltd.	252,300	1,314,064
Li & Fung, Ltd.	554,300	1,213,351
Shenyin Wanguo Hong Kong, Ltd.	40,000	13,961
Swire Pacific, Ltd., Class A	28,000	170,655
Vedan International Holdings, Ltd.	288,000	14,118

		4,703,944

India — 2.7%
Bank of Baroda	56,990	243,369
Bank of India	118,959	523,967
Canara Bank	54,240	175,174
Gail India, Ltd.	85,349	341,341
Housing Development Finance Corp., Ltd	26,574	654,695
Punjab National Bank, Ltd.	52,651	346,894
State Bank of India	7,581	150,332
State Bank of India, GDR	11,500	463,331
Tata Steel, Ltd.	27,654	92,674

		2,991,777

Italy — 1.5%
Intesa Sanpaolo SpA (1)	251,320	611,718
Lottomatica SpA (1)	59,573	957,464
UniCredit SpA	18,394	23,444

		1,592,626

Japan — 22.1%
Aisin Seiki Co., Ltd.	19,600	295,462
Alfresa Holdings Corp.	700	27,204
Alpen Co., Ltd.	311	4,951
Alpine Electronics, Inc.	3,800	24,256

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Alps Electric Co., Ltd.	7,600	$ 21,000
Arrk Corp. (2)	9,000	5,876
Asahi Glass Co., Ltd. (1)	85,500	367,752
Brother Industries, Ltd. (1)	30,000	201,097
Canon, Inc. (1)	20,150	508,900
Central Glass Co., Ltd.	5,000	12,943
Chubu Electric Power Co., Inc. (1)	19,100	471,534
Chugoku Bank, Ltd.	5,000	61,883
Chuo Mitsui Trust Holdings, Inc. (1)	95,200	287,530
Credit Saison Co., Ltd. (1)	54,320	352,603
Dai Nippon Printing Co., Ltd.	19,000	160,016
Daihatsu Motor Co., Ltd.	1,000	7,550
Daishi Bank, Ltd.	55,000	217,187
Daito Trust Construction Co., Ltd. (1)	14,800	465,352
Ebara Corp.	24,000	40,945
Fanuc, Ltd. (1)	8,600	559,022
Fuji Heavy Industries, Ltd. (1)	168,000	530,337
Fuji Oil Co., Ltd.	2,500	31,240
FUJI SOFT, Inc.	4,100	59,911
Fukuyama Transporting Co., Ltd.	6,000	23,252
Futaba Corp.	1,200	16,615
Gunma Bank, Ltd.	7,000	37,241
H.I.S. Co., Ltd.	6,900	99,849
Hanwa Co., Ltd.	33,000	88,398
Hino Motors, Ltd. (1)	84,000	154,304
Hitachi Information Systems, Ltd.	4,100	65,626
Hitachi Software Engineering Co., Ltd.	33,400	386,137
Hitachi, Ltd.	636,000	1,577,143
Honda Motor Co., Ltd. (1)	31,800	763,949
Hyakugo Bank, Ltd. (1)	41,000	213,379
INPEX Corp.	62	418,900
Inui Steamship Co., Ltd. (1)	19,600	116,149
Itoham Foods, Inc.	10,000	29,227
J-Oil Mills, Inc.	8,000	21,432
Japan Tobacco, Inc.	456	1,080,238
K.K. daVinci Holdings (2)	182	4,588
Kagoshima Bank, Ltd.	10,000	70,238
Kaken Pharmaceutical Co., Ltd.	5,000	47,218
Kanto Auto Works, Ltd.	3,400	28,611
Konica Minolta Holdings, Inc.	59,100	447,593
Kyoei Steel, Ltd.	800	14,872
Kyokuyo Co., Ltd.	8,000	14,514
Leopalace21 Corp. (1)	39,900	220,614
Marubeni Corp.	66,000	204,147
Meiji Seika Kaisha, Ltd. (1)	83,000	273,681
Mie Bank, Ltd.	26,000	78,296
Mimasu Semiconductor Industry Co., Ltd.	5,500	55,051
Mitsubishi UFJ Financial Group, Inc. (1)	107,000	486,625
Mitsui & Co., Ltd.	197,000	1,807,078
Mizuho Financial Group, Inc. (1)	187,000	353,047
NEC Corp. (1)	78,000	182,951
NEC Electronics Corp. (2)	3,000	14,653
NET One Systems Co., Ltd.	26	36,385
Nichirei Corp.	11,000	36,190
Nihon Unisys, Ltd.	500	3,530
Nikon Corp. (1)	53,500	498,457
Nintendo Co., Ltd.	4,800	1,360,557
Nippo Corp.	12,000	96,250
Nippon Denko Co., Ltd.	8,000	21,852
Nippon Flour Mills Co., Ltd.	9,000	40,388
Nippon Meat Packers, Inc. (1)	25,000	241,861
Nippon Oil Corp.	161,000	762,131
Nippon Paper Group, Inc.	5,300	117,904

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Nippon Sheet Glass Co., Ltd.	46,000	$ 90,644
Nippon Shinyaku Co., Ltd.	4,000	37,924
Nippon Soda Co., Ltd.	25,000	70,562
Nippon Telegraph & Telephone Corp.	41,000	1,757,821
NIS Group Co., Ltd. (2)	45,200	7,331
Nishimatsu Construction Co., Ltd.	24,000	20,441
Nissan Shatai Co., Ltd.	5,000	28,692
Nisshin Seifun Group, Inc.	7,500	75,427
Nisshin Steel Co., Ltd.	24,000	36,540
NSD Co., Ltd.	5,700	34,074
Pilot Corp.	53	60,119
Pioneer Corp.	11,447	11,784
Prima Meat Packers, Ltd. (2)	47,000	57,533
Q.P. Corp.	5,400	59,946
San-In Godo Bank, Ltd.	26,000	184,115
Sanken Electric Co., Ltd.	6,000	14,548
Sanki Engineering Co., Ltd.	3,000	15,128
Seiko Epson Corp. (1)	26,400	297,964
Seino Holdings Co., Ltd.	15,000	69,778
Shinsei Bank, Ltd. (1)	160,000	139,974
SKY Perfect JSAT Holdings, Inc.	271	106,029
Sony Corp.	3,800	63,467
Sumikin Bussan Corp.	26,000	58,871
Sumitomo Mitsui Financial Group, Inc.	13,600	433,413
Taikisha, Ltd.	6,628	79,849
Toagosei Co., Ltd.	9,000	20,091
Tohoku Electric Power Co., Inc.	2,900	67,875
Tokyo Tekko Co., Ltd.	4,000	8,192
Toyo Engineering Corp.	1,953	5,262
Toyo Seikan Kaisha, Ltd. (1)	16,700	211,818
Toyo Tire & Rubber Co., Ltd.	15,000	17,288
Toyota Motor Corp.	57,900	1,848,991
Unipres Corp.	12,000	84,050
West Japan Railway Co.	65	230,066
Yamada Denki Co., Ltd.	8,910	323,074
Yamaguchi Financial Group, Inc.	11,000	95,634
Yamazaki Baking Co., Ltd. (1)	10,000	125,050

		24,175,037

Mexico — 0.0%
Grupo Financiero Banorte SAB de CV, Class O	1,700	1,790

Netherlands — 4.5%
Aegon NV	53,880	193,659
Draka Holding NV (1)	1,232	8,651
European Aeronautic Defence and Space Co. NV	1,512	22,264
Heineken NV (1)	22,487	605,860
Koninklijke Ahold NV (1)	36,070	404,247
Koninklijke Philips Electronics NV (1)	74,026	1,193,865
OCE NV (1)	10,658	27,172
Royal Dutch Shell PLC, Class A	111,775	2,464,211
SNS Reaal	4,100	15,452

		4,935,381

New Zealand — 0.3%
Telecom Corp. of New Zealand, Ltd. (1)	288,425	340,128

Norway — 2.1%
Norsk Hydro ASA (1)	40,200	129,548
Norske Skogindustrier ASA (1)(2)	81,037	133,683

Description	Shares	Value
Common Stocks (continued)

Norway (continued)
StatoilHydro ASA (1)	62,800	$ 1,049,677
Yara International ASA (1)	46,310	987,734

		2,300,642

Poland — 0.1%
KGHM Polska Miedz SA	11,274	104,904
Telekomunikacja Polska SA	9,447	45,696

		150,600

Portugal — 0.8%
Jeronimo Martins, SGPS, SA	215,325	879,311

Russia — 0.7%
Gazprom OAO, ADR	30,300	390,225
LUKOIL, ADR	11,800	374,929

		765,154

Singapore — 1.0%
DBS Group Holdings, Ltd.	127,000	636,044
Ezra Holdings, Ltd.	32,000	10,497
Golden Agri-Resources, Ltd.	850,715	154,785
Jardine Cycle & Carriage, Ltd.	33,000	186,394
Macquarie International Infrastructure Fund, Ltd.	283,000	54,661

		1,042,381

South Africa — 0.0%
Sappi, Ltd.	3,748	7,036

South Korea — 2.7%
Honam Petrochemical Corp. (2)	1,946	58,878
Hyundai Marine & Fire Insurance Co., Ltd.	10,580	71,505
Korea Gas Corp. (2)	105	2,781
Korea Kumho Petrochemical Co., Ltd. (2)	3,140	34,803
KT Corp.	22,360	542,792
KT Freetel Co., Ltd. (2)	8,990	159,747
LG Chem, Ltd.	3,180	174,414
LG Display Co., Ltd.	45,790	762,975
LG Telecom, Ltd.	620	3,575
Samsung Electronics Co., Ltd.	3,080	952,076
SK Telecom Co., Ltd.	1,813	220,519

		2,984,065

Spain — 2.4%
Banco Santander SA	96,071	592,387
Industria de Diseno Textil SA (Inditex)	27,431	1,038,302
Telefonica SA	56,412	1,050,588

		2,681,277

Sweden — 0.7%
Electrolux AB (1)	92,600	635,150
Industrivarden AB, Class A	2,551	15,863
JM AB (1)	27,600	116,095
NCC AB, Class B	1,200	6,453

		773,561

Switzerland — 3.9%
Julius Baer Holding, Ltd. (1)	48,761	1,129,995
Nestle SA	1,904	62,257
Novartis AG (1)	52,820	1,922,399
Roche Holding AG	7,844	889,563
Valiant Holding AG	823	140,182
Zurich Financial Services AG	861	122,273

		4,266,669

Taiwan — 2.3%
Chunghwa Telecom Co., Ltd.	436,810	672,574

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Taiwan (continued)
Compal Electronics, Inc.	69,555	$ 39,161
Fubon Financial Holding Co., Ltd.	352,000	186,216
HON HAI Precision Industry Co., Ltd.	175,945	347,278
POU Chen Corp.	54,000	23,093
Quanta Computer, Inc.	528,000	530,014
Taiwan Business Bank (2)	13,000	2,284
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	88,900	670,306
Tatung Co., Ltd. (2)	228,000	34,063

		2,504,989

Turkey — 0.4%
Akbank TAS	141,040	324,545
KOC Holding AS (2)	37,375	46,315
Tupras-Turkiye Petrol Rafinerileri AS	10,375	94,418

		465,278

United Kingdom — 15.1%
3i Group PLC	3,191	9,068
AstraZeneca PLC	74,503	2,382,959
BAE Systems PLC	6,639	35,157
BG Group PLC	58,037	828,165
British American Tobacco PLC	60,451	1,552,892
BT Group PLC	548,332	705,989
Carillion PLC	6,304	19,802
Centrica PLC	228,780	883,624
Diageo PLC	89,557	1,046,870
Drax Group PLC	48,092	357,507
Game Group PLC	50,370	104,950
Home Retail Group PLC	195,902	593,884
HSBC Holdings PLC	15,781	110,343
IG Group Holdings PLC	4,699	18,007
Imperial Tobacco Group PLC	61,086	1,466,497
National Grid PLC	188,051	1,679,320
Next PLC	68,624	1,144,460
Reckitt Benckiser Group PLC	10,024	385,805
Smith & Nephew PLC	165,213	1,171,084
Stagecoach Group PLC	101,032	167,300
Tomkins PLC	30,502	49,089
Vodafone Group PLC	813,992	1,446,962
Wolseley PLC	29,995	76,350
WPP PLC	53,587	279,368

		16,515,452

Total Common Stocks (identified cost $146,492,742)		97,260,446

Depository Notes — 0.1%

Diversified Financial Services — 0.1%
JP Morgan International Derivatives, Ltd., (Series BSKt), 0.000%, 5/4/2012	$ 432,500	107,736

Total Depository Notes (identified cost $171,115)		107,736

Description	Shares or Principal Amount	Value

Preferred Stocks — 1.4%

Brazil — 0.1%
Itausa-Investimentos Itau SA	20,900	$ 61,789

Germany — 1.3%
Fresenius SE	27,883	1,412,526

Italy — 0.0%
IFI-Istituto Finanziario Industriale SpA	2,243	9,619

Total Preferred Stocks (identified cost $2,296,034)		1,483,934

Warrant — 0.0%

France — 0.0%
Compagnie de Saint-Gobain	26,647	39,187

Total Warrants (identified cost $0)		39,187

Short-Term Investments — 28.3%

Collateral Pool Investment for Securities on Loan — 24.0%
(See Note 2 of the Financial Statements)		26,226,752

Repurchase Agreement — 4.3%
Agreement with Fixed Income Clearing Corp., 0.140%, dated 2/27/2009, to be repurchased at $4,731,925 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 3/31/2009, with a market value of $4,829,034 (at amortized cost)	$4,731,869	4,731,869

Total Short-Term Investments (identified cost $30,958,621)		30,958,621

Total Investments — 118.5% (identified cost $179,918,512)		129,849,924
Other Assets and Liabilities — (18.5)%		(20,257,798)

Total Net Assets — 100.0%		$109,592,126

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	12.6%
Consumer Staples	9.1
Energy	7.2
Financials	14.2
Health Care	9.6
Industrials	12.6
Information Technology	9.0
Materials	4.3
Telecommunication Services	7.9
Utilities	3.7
Other Assets & Liabilities, Net	9.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

International Stock Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$105,428	0.1%
Agriculture	4,254,413	3.9
Airlines	1,879,905	1.7
Apparel	1,843,554	1.7
Auto Manufacturers	4,192,524	3.8
Auto Parts & Equipment	435,284	0.4
Banks	9,005,697	8.2
Beverages	1,890,841	1.7
Biotechnology	633,632	0.6
Building Materials	1,089,374	1.0
Chemicals	2,402,931	2.2
Commercial Services	164,604	0.1
Computers	820,198	0.7
Distribution/Wholesale	3,634,589	3.3
Diversified Financial Services	1,838,965	1.7
Electric	2,476,056	2.3
Electrical Components & Equipment	1,899,076	1.7
Electronics	2,524,684	2.3
Engineering & Construction	1,164,537	1.1
Entertainment	957,463	0.9
Food	3,371,663	3.1
Forest Products & Paper	279,848	0.3
Gas	1,227,746	1.1
Hand/Machine Tools	23,286	0.0
Healthcare-Products	1,293,526	1.2
Holding Companies-Diversified	2,642,360	2.4
Home Furnishings	749,459	0.7
Household Products/Wares	445,924	0.4
Insurance	3,488,162	3.2
Internet	242,611	0.2
Investment Companies	54,661	0.0
Iron/Steel	355,770	0.3
Leisure Time	99,849	0.1
Machinery-Diversified	2,885,960	2.6
Media	385,397	0.4
Metal Fabricate/Hardware	171,458	0.2
Mining	1,185,411	1.1
Miscellaneous Manufacturing	1,035,818	0.9
Office/Business Equipment	834,036	0.8
Oil & Gas	7,839,853	7.2
Packaging & Containers	336,455	0.3
Pharmaceuticals	7,190,033	6.6
Real Estate	685,966	0.6
Real Estate Investment Trusts	23,115	0.0
Retail	3,272,432	3.0
Semiconductors	1,706,634	1.6
Software	1,344,966	1.2
Telecommunications	8,701,990	7.9
Toys/Games/Hobbies	1,360,557	1.2
Transportation	802,677	0.7
Venture Capital	9,068	0.0

Total Common Stocks	97,260,446	88.7
Depository Notes	107,736	0.1
Preferred Stocks	1,483,934	1.4
Warrants	39,187	0.0
Collateral Pool Investment for Securities on Loan	26,226,752	24.0
Repurchase Agreement	4,731,869	4.3

Total Investments	129,849,924	118.5
Other Assets and Liabilities	(20,257,798)	(18.5)

Total Net Assets	$109,592,126	100.0%

Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 91.2%

Brazil — 12.7%
Banco Bradesco SA, ADR	10,300	$ 89,816
BM&FBOVESPA SA	17,800	44,288
Companhia Vale do Rio Doce, ADR	12,300	158,547
EDP — Energias do Brasil SA	8,200	80,238
Empresa Brasileira de Aeronautica SA, ADR	3,500	37,835
Gafisa SA, ADR	7,800	64,428
Global Village Telecom Holding SA (2)	8,045	82,421
MRV Engenharia e Participacoes SA	11,700	50,980
NET Servicos de Comunicacao SA (2)	8,900	56,383
Petroleo Brasileiro SA, ADR	8,900	246,797
Redecard SA	5,155	53,891
Unibanco — Uniao de Bancos Brasileiros SA, ADR	2,400	125,592

		1,091,216

Chile — 4.9%
Banco Santander — Chile, ADR	4,600	160,678
Lan Airlines SA, ADR	12,200	100,650
Sociedad Quimica y Minera de Chile SA, ADR	5,500	158,510

		419,838

China — 12.0%
China High Speed Transmission Equipment Group Co., Ltd.	44,000	56,571
China Molybdenum Co., Ltd., Class H	206,000	75,378
China Shenhua Energy Co., Ltd., Class H	66,000	127,232
China Yurun Food Group, Ltd.	56,000	66,544
Harbin Power Equipment Co., Ltd., Class H	98,000	56,151
Industrial & Commercial Bank of China, Ltd., Class H	494,000	198,718
New World Department Store China, Ltd.	102,000	33,942
Parkson Retail Group, Ltd.	72,000	57,849
PetroChina Co., Ltd., ADR	1,000	70,870
SINA Corp. (2)	8,100	173,907
Want Want China Holdings, Ltd.	286,000	112,635

		1,029,797

Colombia — 1.2%
BanColombia SA, ADR	6,000	99,600

Czech Republic — 2.4%
CEZ	4,551	139,047
Komercni Banka AS	969	71,080

		210,127

Egypt — 0.6%
Orascom Construction Industries	2,700	53,975

Hong Kong — 7.1%
China Mobile, Ltd., ADR	4,400	190,740
China Overseas Land & Investment, Ltd.	150,000	194,993
CNOOC, Ltd., ADR	2,600	223,418

		609,151

India — 2.5%
Infosys Technologies, Ltd., ADR	4,200	101,640
State Bank of India, GDR	2,800	112,811

		214,451

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Emerging Markets Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Indonesia — 1.2%
Bank Mandiri Persero Tbk PT	704,668	$ 100,372

Israel — 4.8%
Elbit Systems, Ltd.	1,900	81,235
Israel Chemicals, Ltd.	19,300	145,168
Teva Pharmaceutical Industries, Ltd., ADR	4,100	182,778

		409,181

Malaysia — 0.3%
KNM Group Bhd	220,209	21,735

Mexico — 6.6%
America Movil SAB de CV, ADR	6,500	165,620
Corp. GEO SAB de CV (2)	93,195	85,363
Grupo Financiero Banorte SAB de CV, Class O	46,957	49,454
Grupo Mexico SAB de CV	86,616	49,194
Grupo Televisa SA, ADR	8,700	105,879
Wal-Mart de Mexico SAB de CV	57,141	106,516

		562,026

Russia — 6.4%
Gazprom OAO, ADR	15,200	195,757
LUKOIL, ADR	2,800	88,966
Mobile Telesystems OJSC, ADR	4,100	97,129
NovaTek OAO, GDR	6,000	140,399
TMK OAO, GDR	8,000	30,000

		552,251

South Africa — 4.9%
Aspen Pharmacare Holdings, Ltd. (2)	22,000	90,136
Massmart Holdings, Ltd.	12,100	86,539
MTN Group, Ltd.	8,200	69,623
Naspers, Ltd., N Shares	11,200	170,354

		416,652

South Korea — 9.0%
KB Financial Group, Inc., ADR (2)	3,300	62,106
KT&G Corp.	1,607	82,269
NHN Corp. (2)	1,700	144,818
Samsung Electronics Co., Ltd., GDR	1,300	198,250
Shinhan Financial Group Co., Ltd., ADR (2)	1,350	40,027
Shinsegae Co., Ltd.	440	113,809
Woongjin Coway Co., Ltd.	7,180	126,291

		767,570

Taiwan — 5.8%
Acer, Inc.	122,000	158,603
Delta Electronics, Inc.	72,000	112,431
HON HAI Precision Industry Co., Ltd.	29,000	57,240
HTC Corp.	4,000	42,856
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,000	128,180

		499,310

Thailand — 3.0%
Bangkok Bank PCL	35,000	71,360
Banpu PCL	15,400	88,306
Kasikornbank PCL	81,700	99,527

		259,193

Turkey — 2.7%
Akbank TAS	48,000	110,452
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,600	41,948
Turkiye Garanti Bankasi AS (2)	65,600	79,677

		232,077

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United Kingdom — 3.1%
BHP Billiton PLC	13,709	$ 210,769
SABMiller PLC	3,900	55,614

		266,383

Total Common Stocks (identified cost $8,784,891)		7,814,905

Exchange Traded Funds — 2.9%

Singapore — 2.9%
iShares MSCI India (2)	85,000	249,710

Total Exchange Traded Funds (identified cost $303,501)		249,710

Short-Term Investments — 4.4%

Repurchase Agreement — 4.4%
Agreement with Fixed Income Clearing Corp., 0.140%, dated 2/27/2009, to be repurchased at $374,196 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 6/4/2009, with a market value of $384,692 (at amortized cost)	$374,191	374,191

Total Short-Term Investments (identified cost $374,191)		374,191

Total Investments — 98.5% (identified cost $9,462,583)		8,438,806
Other Assets and Liabilities — 1.5%		127,587

Total Net Assets — 100.0%		$8,566,393

Portfolio Sector Allocations*
Sector	Fund
Consumer Discretionary	8.8%
Consumer Staples	7.8
Energy	14.3
Financials	20.0
Healthcare	3.2
Industrials	4.5
Information Technology	13.7
Materials	9.3
Telecommunication Services	7.1
Utilities	2.5
Exchange Traded Funds	2.9
Other Assets & Liabilities, Net	5.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Emerging Markets Equity Fund (continued)

Industry Division

Industry	Value	% of Total Net Assets
Aerospace/Defense	$119,070	1.4%
Agriculture	82,269	1.0
Airlines	100,650	1.2
Banks	1,319,683	15.4
Beverages	97,562	1.1
Chemicals	303,678	3.5
Coal	215,538	2.5
Computers	303,099	3.5
Diversified Financial Services	249,767	2.9
Electric	219,285	2.6
Electrical Components & Equipment	225,153	2.6
Electronics	57,240	0.7
Engineering & Construction	53,975	0.6
Environmental Control	126,290	1.5
Food	179,179	2.1
Healthcare-Products	90,135	1.0
Home Builders	200,771	2.3
Internet	318,725	3.7
Media	332,617	3.9
Metal Fabricate/Hardware	51,735	0.6
Mining	493,889	5.8
Oil & Gas	966,207	11.3
Pharmaceuticals	182,778	2.1
Real Estate	194,993	2.3
Retail	398,654	4.7
Semiconductors	326,430	3.8
Telecommunications	605,533	7.1

Total Common Stocks	7,814,905	91.2
Exchange Traded Funds	249,710	2.9
Repurchase Agreement	374,191	4.4

Total Investments	8,438,806	98.5
Other Assets and Liabilities	127,587	1.5

Total Net Assets	$8,566,393	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 16.4%

Automobiles — 11.3%
Capital One Auto Finance Trust, Class A3A, (Series 2007-A), 5.250%, 8/15/2011	$1,063,254	$ 1,035,930
DaimlerChrysler Auto Trust, Class A3A, (Series 2007-A), 5.000%, 2/8/2012	1,600,000	1,515,478
DaimlerChrysler Auto Trust, Class A4, (Series 2006-C), 4.980%, 11/8/2011	2,000,000	1,945,012
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	1,500,000	1,447,589
Triad Auto Receivables Owner Trust, Class A2A, (Series 2007-B), 5.300%, 10/12/2011	600,039	589,947
USAA Auto Owner Trust, Class A4, (Series 2006-4), 4.980%, 10/15/2012	1,650,000	1,655,250
World Omni Auto Receivables Trust, Class A3, (Series 2007-A), 5.230%, 2/15/2011	897,766	899,215

		9,088,421

Credit Cards — 4.2%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	1,500,000	1,530,885
GE Capital Credit Card Master Note Trust, Class A, (Series 2006-1), 5.080%, 9/15/2012	1,850,000	1,846,766

		3,377,651

Home Equity — 0.2%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	149,538	149,966

Other Financial — 0.7%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.714%, 4/25/2037 (4)(6)(7)	1,043,976	566,405

Total Asset-Backed Securities (identified cost $13,852,990)		13,182,443

Collateralized Mortgage Obligations — 26.9%

Federal Home Loan Mortgage Corporation — 5.1%
5.250%, 1/15/2034, (Series 3014)	419,162	430,646
5.500%, 7/15/2027, (Series 2572)	957,074	964,557
5.900%, 11/15/2035, (Series 3061)	1,122,623	1,140,622
6.000%, 3/15/2027, (Series 3207)	1,520,504	1,549,931

		4,085,756

Federal National Mortgage Association — 0.5%
5.000%, 7/25/2033, (Series 2003-63)	390,071	393,319

Government National Mortgage Association — 4.1%
2.866%, 2/16/2020, (Series 2003-48)	365,793	366,855
3.206%, 4/16/2018, (Series 2003-72)	554,782	558,006

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Government National Mortgage Association (continued)
3.590%, 11/16/2017, (Series 2004-78)	$ 416,229	$ 415,960
4.408%, 1/16/2025, (Series 2004-103)	1,000,000	1,008,211
4.419%, 5/16/2034, (Series 2007-46)	1,000,000	1,006,089

		3,355,121

Private Sponsor — 17.2%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	1,440,427	1,331,818
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	1,480,478	1,033,514
Countrywide Alternative Loan Trust, Class 1A2, (Series 2004-J9), 4.586%, 10/25/2034	683,897	598,895
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	607,882	423,758
Countrywide Home Loan Mortgage Pass-Through Trust, Class 2A2A, (Series 2006-HYB1), 5.526%, 3/20/2036 (4)	741,362	618,359
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	113,945	111,836
GMAC Mortgage Corporation Loan Trust, Class 2A2, (Series 2006-AR2), 5.735%, 5/19/2036 (4)	1,039,012	420,761
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 5.169%, 10/25/2035 (4)	985,174	669,515
JP Morgan Alternative Loan Trust, Class 2A4, (Series 2006-A5), 5.850%, 10/25/2036 (4)	2,000,000	1,043,732
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	875,013	734,166
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.850%, 4/25/2037 (4)	1,024,030	807,328
Master Adjustable Rate Mortgages Trust, Class 3A4, (Series 2004-13), 3.788%, 11/21/2034 (4)	490,931	473,627
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.584%, 5/25/2037 (4)	746,835	651,033
Residential Funding Mortgage Securities, Class 2A2, (Series 2006-SA3), 5.950%, 9/25/2036 (4)	1,049,924	782,512
Washington Mutual Mortgage Pass-Through Certificates, Class A4, (Series 2004-AR7), 3.939%, 7/25/2034 (4)	2,860,153	2,833,059
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	1,090,601	742,543

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	$ 816,637	$ 516,918

		13,793,374

Total Collateralized Mortgage Obligations (identified cost $25,472,232)		21,627,570

Commercial Mortgage Securities — 14.0%

Private Sponsor — 14.0%
Banc of America Commercial Mortgage, Inc., Class A1, (Series 2007-5), 5.175%, 2/10/2051	1,302,917	1,254,124
Commercial Mortgage Loan Trust, Class A1, (Series 2008-LS1), 5.935%, 12/10/2049	1,090,798	992,140
Commercial Mortgage Pass-Through Certificates, Class A2A, (Series 2006-C8), 5.219%, 12/10/2046	1,250,000	1,028,988
Commercial Mortgage Pass-Through Certificates, Class A3, (Series 2004-LB3A), 5.090%, 7/10/2037	1,250,000	1,121,987
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2004-C1), 3.053%, 1/15/2038	256,590	249,149
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2006-CB16), 5.338%, 5/12/2045	926,952	909,697
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-LD12), 5.738%, 2/15/2051	1,274,787	1,252,792
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2006-C6), 5.230%, 9/15/2039	1,093,119	1,069,215
LB-UBS Commercial Mortgage Trust, Class A1, (Series 2007-C6), 5.569%, 7/15/2040	1,147,387	1,110,899
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.755%, 6/15/2022 (4)(6)(7)	1,565,773	1,204,679
Morgan Stanley Capital, Class A1, (Series 2007-IQ16), 5.320%, 12/12/2049	1,119,942	1,071,912

Total Commercial Mortgage Securities (identified cost $12,238,206)		11,265,582

Corporate Bonds & Notes — 16.9%

Banks — 7.0%
Bank of America Corp., 4.500%, 8/1/2010 (1)	1,500,000	1,411,394
GMAC LLC, 7.500%, 12/31/2013 (6)(7)	528,000	222,293
JP Morgan Chase & Co., 4.600%, 1/17/2011	1,500,000	1,494,364
Morgan Stanley, 5.050%, 1/21/2011	1,500,000	1,479,972
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011 (1)	1,000,000	1,026,088

		5,634,111

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services — 1.7%
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2011 (12)	$1,100,000	$ 148,500
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012	1,350,000	1,195,598

		1,344,098

Healthcare-Services — 1.3%
Roche Holdings, Inc., 4.500%, 3/1/2012 (6)(7)	1,050,000	1,068,000

Insurance — 2.1%
HSB Capital I, 2.004%, 7/15/2027 (4)	2,430,000	1,706,198

Media — 1.2%
Time Warner Cable, Inc., 5.400%, 7/2/2012	1,000,000	962,811

Real Estate — 1.2%
Duke Realty LP, 7.750%, 11/15/2009	935,000	917,857

Real Estate Investment Trusts — 1.2%
Vornado Realty LP, 4.500%, 8/15/2009	1,000,000	977,244

Telecommunications — 1.2%
Verizon Wireless Capital LLC, 5.250%, 2/1/2012 (6)(7)	1,000,000	986,439

Total Corporate Bonds & Notes (identified cost $15,624,041)		13,596,758

Mutual Funds — 7.8%
Eaton Vance Institutional Senior Loan Fund	518,134	3,527,448
Fidelity Floating Rate High Income Fund	339,074	2,743,105

Total Mutual Funds (identified cost $7,928,347)		6,270,553

U.S. Government & U.S. Government Agency Obligations — 6.5%

Federal Home Loan Mortgage Corporation — 2.8%
5.500%, 8/20/2012 (1)	$2,000,000	2,241,314

Federal National Mortgage Association — 3.7%
4.200%, 6/8/2009 (1)	3,000,000	3,027,771

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,035,951)		5,269,085

U.S. Government Agency-Mortgage Securities — 1.8%

Federal Home Loan Mortgage Corporation — 0.0%
9.000%, 7/1/2014	737	738
11.000%, 8/1/2019	5,499	5,675

		6,413

Federal National Mortgage Association — 0.6%
7.000%, 12/1/2015	96,800	101,413
7.500%, 9/1/2015	134,408	141,249
9.500%, 12/1/2024	53,434	59,729
9.500%, 1/1/2025	36,841	41,181
9.500%, 1/1/2025	29,091	32,564
10.000%, 7/1/2020	36,673	41,268
11.000%, 12/1/2015	30,697	32,027

		449,431

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association — 1.2%
7.500%, 8/15/2037	$ 866,606	$ 913,604
9.000%, 12/15/2019	45,919	49,547

		963,151

Total U.S. Government Agency-Mortgage Securities
(identified cost $1,386,073)		1,418,995

Short-Term Investments — 18.8%

Collateral Pool Investment for Securities on Loan — 9.4%
(See Note 2 of the Financial Statements)		7,525,154

Federal Home Loan Bank — 0.5%
2.873%, 3/27/2009 (3)(11)	400,000	399,974

Repurchase Agreement — 8.9%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $7,150,168 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $7,297,771 (at amortized cost)	7,150,043	7,150,043

Total Short-Term Investments (identified cost $15,074,367)		15,075,171

Total Investments — 109.1% (identified cost $96,612,207)		87,706,157
Other Assets and Liabilities — (9.1)%		(7,328,829)

Total Net Assets — 100.0%		$80,377,328

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	26.9
Commercial Mortgage Securities	14.0
Corporate Bonds & Notes	16.9
Mutual Funds	7.8
U.S. Government & U.S. Government Agency Obligations	6.5
U.S. Government Agency-Mortgage Securities	1.8
Other Assets & Liabilities, Net	9.7

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities —0.2%

Home Equity — 0.2%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	$ 348,922	$ 349,920

Total Asset-Backed Securities (identified cost $349,703)		349,920

Collateralized Mortgage Obligations — 28.5%

Federal Home Loan Mortgage Corporation — 1.6%
5.000%, 10/15/2029, (Series 2745-AY)	605,000	617,696
5.500%, 10/15/2035, (Series 3058-WC)	1,953,427	1,966,798

		2,584,494

Federal National Mortgage Association — 0.8%
5.500%, 11/25/2035, (Series 2005-100-DA)	1,205,719	1,215,627

Private Sponsor — 26.1%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	7,202,323	5,027,906
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	3,190,711	2,366,257
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	2,431,528	1,695,033
CS First Boston Mortgage Securities Corp., Class 1A3, (Series 2003-11), 4.500%, 6/25/2033	510,475	501,027
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	4,000,000	3,263,596
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.674%, 6/25/2037 (4)	6,196,849	2,218,596
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.609%, 5/25/2036 (4)	3,596,641	2,556,859
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.686%, 4/25/2037 (4)	5,075,352	3,511,245
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	6,577,136	4,892,106
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.040%, 4/25/2037 (4)	5,161,806	3,499,080
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.790%, 4/25/2037 (4)	6,636,608	4,574,634
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.584%, 5/25/2037 (4)	3,090,352	2,693,928
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,922,178	1,207,930

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	$ 2,726,503	$ 1,856,359
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	2,722,125	1,723,059

		41,587,615

Total Collateralized Mortgage Obligations (identified cost $64,077,632)		45,387,736

Commercial Mortgage Securities — 17.3%

Private Sponsor — 17.3%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	4,000,000	1,550,232
Citigroup Commercial Mortgage Trust, Class A2B, (Series 2008-C7), 6.096%, 12/10/2049 (4)	4,000,000	2,746,508
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	3,000,000	1,811,247
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	3,100,000	2,015,180
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,016,090
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	7,000,000	2,786,917
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.830%, 7/15/2019 (4)(6)(7)	3,533,100	2,688,926
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.755%, 6/15/2022 (4)(6)(7)	5,480,206	4,216,377
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	6,000,000	3,523,098
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,000,000	772,066
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	1,613,592
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	5,000,000	1,886,780

Total Commercial Mortgage Securities (identified cost $49,668,786)		27,627,013

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes — 43.1%

Banks — 8.1%
Bank of America Corp., 7.800%, 9/15/2016	$ 2,000,000	$ 1,444,190
Bank of America Corp., 8.125%, 12/29/2049 (4)	4,000,000	1,461,800
Citigroup, Inc., 5.300%, 10/17/2012	4,000,000	3,550,972
GMAC LLC, 7.500%, 12/31/2013 (6)(7)	417,000	175,561
GMAC LLC, 8.000%, 12/31/2018 (6)(7)	501,000	120,155
Northern Rock PLC, 6.594%, 6/29/2049 (4)(6)(7)	5,000,000	968,750
Royal Bank of Scotland Group PLC, 6.990%, 10/29/2049 (4)(6)(7)	3,000,000	780,726
UBS Preferred Funding Trust I, 8.622%, 10/29/2049 (4)	7,000,000	2,526,426
Wells Fargo Capital XIII, 7.700%, 12/29/2049 (4)	4,000,000	1,948,920

		12,977,500

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019 (6)(7)	2,000,000	2,004,448

Building Materials — 4.0%
CRH America, Inc., 6.000%, 9/30/2016	4,000,000	2,859,512
CRH America, Inc., 6.950%, 3/15/2012	4,000,000	3,487,712

		6,347,224

Diversified Financial Services — 7.2%
American General Finance Corp., 5.375%, 10/1/2012	2,500,000	1,131,810
American Honda Finance Corp., 6.700%, 10/1/2013 (1)(6)(7)	3,000,000	2,982,144
Countrywide Financial Corp., 5.800%, 6/7/2012	5,000,000	4,585,415
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (12)	4,000,000	540,000
SLM Corp., 1.299%, 7/27/2009 (4)	2,500,000	2,327,655

		11,567,024

Insurance — 7.3%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6)(7)	4,000,000	3,093,440
HSB Capital I, 2.004%, 7/15/2027 (4)	4,000,000	2,808,556
Progressive Corp., 6.700%, 6/15/2037 (4)	7,000,000	3,808,609
Swiss Re Insurance Solutions Holding Corp., 7.500%, 6/15/2010	2,000,000	1,971,750

		11,682,355

Iron/Steel — 1.0%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	1,643,924

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 7.1%
Comcast Corp., 4.950%, 6/15/2016	$ 4,000,000	$ 3,580,568
Thomson Reuters Corp., 6.500%, 7/15/2018	2,000,000	1,877,396
Time Warner Cable, Inc., 5.400%, 7/2/2012	3,000,000	2,888,433
Time Warner Cable, Inc., 6.200%, 7/1/2013 (1)	3,000,000	2,908,035

		11,254,432

Oil & Gas — 1.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	2,000,000	2,046,236

Real Estate Investment Trusts — 1.2%
iStar Financial, Inc., 5.850%, 3/15/2017	6,000,000	1,862,052

Telecommunications — 4.6%
AT&T, Inc., 5.800%, 2/15/2019 (1)	2,000,000	1,945,800
Rogers Communications, Inc., 6.800%, 8/15/2018	2,000,000	2,005,690
Verizon Wireless Capital LLC, 8.500%, 11/15/2018 (6)(7)	3,000,000	3,382,833

		7,334,323

Total Corporate Bonds & Notes (identified cost $102,555,128)		68,719,518

U.S. Government Agency-Mortgage Securities — 30.0%

Federal Home Loan Mortgage Corporation — 0.3%
7.500%, 2/1/2031	308,758	331,942
7.500%, 6/1/2031	101,114	108,595

		440,537

Federal National Mortgage Association — 29.6%
5.500%, 3/15/2039 (5)	20,000,000	20,490,620
6.000%, 3/12/2039 (5)	25,000,000	25,824,225
6.500%, 10/1/2031	498,831	526,145
7.000%, 12/1/2015	358,426	375,507

		47,216,497

Government National Mortgage Association — 0.1%
7.000%, 3/15/2032	254,202	273,196

Total U.S. Government Agency-Mortgage Securities
(identified cost $47,595,610)		47,930,230

Short-Term Investments — 2.9%

Collateral Pool Investment for Securities on Loan — 1.2%
(See Note 2 of the Financial Statements)		1,937,853

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Intermediate Bond Fund (continued)

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 1.7%

Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $2,611,516 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $2,669,531 (at amortized cost)

	$ 2,611,471	$ 2,611,471

Total Short-Term Investments (identified cost $4,549,324)		4,549,324

Total Investments — 122.0% (identified cost $268,796,183)		194,563,741
Other Assets and Liabilities — (22.0)%		(35,059,317)

Total Net Assets — 100.0%		$159,504,424

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	28.5
Commercial Mortgage Securities	17.3
Corporate Bonds & Notes	43.1
U.S. Government Agency-Mortgage Securities	30.0
Other Assets & Liabilities, Net	(19.1)

Total	100.0%

Intermediate Tax-Free Fund

Description/Credit Ratings (8)	Principal Amount	Value
Municipals — 97.1%

Alabama — 1.4%
Alabama State Board of Education, Education, Revenue Bonds, 4.375%, 10/1/2017 NR/A2	$ 200,000	$ 196,280
Alabama State Board of Education, Education, Revenue Bonds, 4.500%, 10/1/2018 NR/A2	210,000	204,729
Alabama State Board of Education, Education, Revenue Bonds, 4.750%, 10/1/2019 NR/A2; Call Date 10/1/2018	220,000	214,284
Alabama State Board of Education, Education, Revenue Bonds, 5.000%, 10/1/2020 NR/A2; Call Date 10/1/2018	230,000	223,689
Alabama State Board of Education, Education, Revenue Bonds, 5.250%, 10/1/2021 NR/A2; Call Date 10/1/2018	240,000	234,595

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Alabama (continued)
Alabama State Board of Education, Education, Revenue Bonds, 5.375%, 10/1/2022 NR/A2; Call Date 10/1/2018	$ 255,000	$ 247,932
County of Jefferson, General Obligation, Revenue Bonds, FSA, 5.500%, 2/15/2020 AAA/Aa3; Call Date 2/15/2010	100,000	78,076
County of Jefferson, General, Revenue Bonds, 5.250%, 1/1/2016 BBB/B3; Call Date 1/1/2014	50,000	28,457

		1,428,042

Alaska — 1.0%
Alaska Housing Finance Corp., Single Family Housing, Revenue Bonds, GO, 5.350%, 12/1/2013 AAA/Aaa; Call Date 4/2/2009	115,000	114,995
Alaska Industrial Development & Export Authority, Development, Revenue Bonds, FSA, 1.110%, 4/1/2034 AAA/Aa3; Call Date 3/5/2009 (4)	1,000,000	867,150

		982,145

Arizona — 7.3%
Arizona State University, Higher Education, Revenue Bonds, 6.250%, 7/1/2028 AA-/A1; Call Date 7/1/2018	550,000	585,508
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2019 NR/A2; Call Date 7/1/2018 (4)	500,000	513,535
Gila County Unified School District No. 10-Payson, School District, GO UT, 3.000%, 7/1/2020 NR/A2; Call Date 7/1/2018 (4)	600,000	611,634
Maricopa County Elementary School District No. 21-Murphy, School District, GO UT, 8.000%, 7/1/2024 NR/Baa2; Call Date 7/1/2019	300,000	312,348
Maricopa County Elementary School District No. 28-Kyrene Elementary, School District, GO UT, MBIA, 5.000%, 7/1/2013 NR/Aa2	125,000	139,087
Maricopa County Elementary School District No. 8-Osborn, School District, GO UT, 6.000%, 7/1/2024 A/NR; Call Date 7/1/2016	300,000	298,188
Maricopa County Industrial Development Authority, Medical, Revenue Bonds, 5.000%, 7/1/2016 A/A2; Call Date 4/2/2009	90,000	90,188

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Arizona (continued)
Maricopa County Industrial Development Authority, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.450%, 3/1/2039 NR/Aaa; Call Date 9/1/2016 (4)(9)	$ 87,911	$ 77,994
Navajo County Pollution Control Corp., Pollution, Revenue Bonds, AMBAC, 6.999%, 6/1/2034 A/Baa1; Call Date 3/6/2009 (4)	850,000	850,000
Phoenix Civic Improvement Corp. District, Facilities, Revenue Bonds, MBIA, 0.000%, 7/1/2013 AA/A1	1,160,000	855,999
Phoenix Civic Improvement Corp., Water, Revenue Bonds, MBIA, 5.250%, 7/1/2016 AAA/Aa3	210,000	243,701
Pima County Industrial Development Authority, Development, Revenue Bonds, 6.375%, 7/1/2028 NR/Baa3; Call Date 7/1/2018	335,000	258,834
Rio Nuevo Multipurpose Facilities District, Facilities, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/15/2015 AAA/Aa2	1,400,000	1,482,754
Scottsdale Industrial Development Authority, Medical, Revenue Bonds, FSA, 4.000%, 9/1/2045 AAA/Aa3; Call Date 3/3/2009 (4)	500,000	500,000
Vistancia Community Facilities District, Facilities, GO UT, 5.500%, 7/15/2020 NR/Baa1; Call Date 7/15/2015	500,000	396,645

		7,216,415

Arkansas — 0.1%
North Little Rock Health Facilities Board, Medical, Revenue Bonds, CIFG, 5.000%, 12/1/2015 A+/WR	50,000	54,342

California — 9.4%
ABC Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2021 AA-/Baa1	500,000	484,375
Alisal Union School District, School District, GO UT, Assured Guaranty Corp., 0.000%, 8/1/2031 AAA/Aa2	2,470,000	555,602
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.000%, 6/1/2010 BBB/A-2/NR (4)(9)	500,000	476,355
California Pollution Control Financing Authority, Pollution, Revenue Bonds, 4.500%, 6/1/2010 BBB/A-2/NR (4)(9)	500,000	479,250

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
California Statewide Communities Development Authority, Medical, Revenue Bonds, 5.000%, 8/15/2021 A+/A1; Call Date 8/15/2016	$ 80,000	$ 78,402
City & County of San Francisco, General Obligation, GO UT, 4.625%, 6/15/2030 AA/Aa2; Call Date 6/15/2015	350,000	325,959
East Side Union High School District-Santa Clara County, School District, GO UT, FSA, 0.000%, 8/1/2029 AAA/Aa3	570,000	171,530
Fresno Unified School District, School District, GO UT, MBIA, 4.600%, 2/1/2016 AA-/Baa1	25,000	25,488
Fresno Unified School District, School District, GO UT, MBIA, 5.300%, 2/1/2014 AA-/Baa1	290,000	307,835
Fresno Unified School District, School District, GO UT, MBIA, 5.800%, 2/1/2014 AA-/Baa1	125,000	135,454
Fresno Unified School District, School District, GO UT, MBIA, 6.000%, 8/1/2026 AA-/Baa1	1,400,000	1,444,170
Oxnard School District, School District, GO UT, MBIA, 5.750%, 8/1/2022 AA-/Baa1; Call Date 2/1/2022	415,000	438,979
Pleasant Valley School District-Ventura County, School District, GO UT, MBIA, 5.850%, 2/1/2020 AA-/Baa1	50,000	53,105
Pomona Unified School District, School District, GO UT, MBIA, 6.300%, 2/1/2016 AA-/Baa1	50,000	55,228
Pomona Unified School District, School District, GO UT, MBIA, 6.550%, 8/1/2029 AA-/Baa1	200,000	200,182
Richmond Joint Powers Financing Authority, Facilities, Revenue Bonds, AMBAC, 4.125%, 11/25/2009 AA/A-1/Baa1; Call Date 3/2/2009 (4)	650,000	649,213
School Facilities Financing Authority, Facilities, Revenue Bonds, FSA, 0.000%, 8/1/2025 NR/Aa3	1,510,000	584,143
Sierra View Local Health Care District, Medical, Revenue Bonds, 4.700%, 7/1/2016 NR/NR	250,000	231,805
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2022 NR/NR; Call Date 7/1/2017	1,000,000	868,870

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

California (continued)
Sierra View Local Health Care District, Medical, Revenue Bonds, 5.250%, 7/1/2023 NR/NR; Call Date 7/1/2017	$ 250,000	$ 214,090
Sweetwater Union High School District, Education, Certificate of Participation, MBIA, 4.000%, 9/1/2016 AA-/Baa1; Call Date 9/1/2015	50,000	50,801
Vallejo City Unified School District, School District, GO UT, MBIA, 5.000%, 2/1/2013 AA-/Baa1	100,000	101,233
Vallejo City Unified School District, School District, GO UT, MBIA, 5.400%, 2/1/2015 AA-/Baa1	275,000	278,451
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2017 AA-/Baa1	60,000	60,980
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 2/1/2018 AA-/Baa1	50,000	50,445
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2018 AA-/Baa1	350,000	353,244
Vallejo City Unified School District, School District, GO UT, MBIA, 5.900%, 8/1/2025 AA-/Baa1	725,000	675,606

		9,350,795

Colorado — 3.6%
Colorado Educational & Cultural Facilities Authority, Education, Revenue Bonds, 6.000%, 4/1/2021 NR/Baa2; Call Date 4/1/2011	225,000	191,790
Colorado Educational & Cultural Facilities Authority, Higher Education, Revenue Bonds, XLCA, 5.250%, 6/1/2024 A/Baa2; Call Date 6/1/2014	850,000	749,606
Colorado Higher Education, Education, Certificate of Participation, 5.500%, 11/1/2027 AA-/Aa3; Call Date 11/1/2018	250,000	257,725
County of El Paso, General, Certificate of Participation, AMBAC, 5.375%, 12/1/2019 AA-/Baa1; Call Date 12/1/2012	75,000	77,938
County of Pueblo, Pollution, Revenue Bonds, AMBAC, 5.100%, 1/1/2019 A/Baa1; Call Date 4/2/2009	750,000	670,028
Interlocken Metropolitan District, General Obligation, GO UT, RADIAN, 5.750%, 12/15/2019 BBB+/NR; Call Date 12/15/2009	400,000	345,640

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Colorado (continued)
Jefferson County School District R-001, School District, GO UT, FSA, 5.000%, 12/15/2024 AAA/Aa3; Call Date 12/15/2014	$ 200,000	$ 209,168
Public Authority for Colorado Energy, Utilities, Revenue Bonds, 5.750%, 11/15/2018 A+/A1	500,000	439,670
Public Authority for Colorado Energy, Utilities, Revenue Bonds, 6.125%, 11/15/2023 A+/A1	500,000	422,115
Rio Blanco County School District No. Re-1 Meeker, School District, GO UT, State Aid Withholding, 0.000%, 12/1/2018 AA-/Aa3	265,000	169,022

		3,532,702

Connecticut — 2.1%
State of Connecticut, General, Revenue Bonds, 4.250%, 2/1/2015 AA/A1	1,900,000	2,031,917

Florida — 10.6%
Citizens Property Insurance, General, Revenue Bonds, GO, 5.000%, 6/1/2011 A+/A2	650,000	660,413
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2020 NR/A1/VMIG1 (4)	500,000	500,685
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2020 NR/A1/VMIG1 (4)	450,000	450,455
County of Miami-Dade, Utilities, Revenue Bonds, BHAC, 6.000%, 10/1/2023 AAA/Aaa; Call Date 10/1/2018	1,000,000	1,133,080
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2013 AA-/Aa3	500,000	511,470
Florida Hurricane Catastrophe Fund Finance Corp., General, Revenue Bonds, 5.000%, 7/1/2014 AA-/Aa3	800,000	808,512
Florida Municipal Power Agency, Power, Revenue Bonds, 5.500%, 10/1/2019 NR/A1	250,000	268,665
Florida State Board of Education, Education, Revenue Bonds, MBIA, 5.000%, 7/1/2019 AAA/A2; Call Date 7/1/2012	2,000,000	2,048,260
Fort Pierce, General, Revenue Bonds, Assured Guaranty Corp., 5.875%, 9/1/2028 AAA/Aa2; Call Date 9/1/2018	500,000	528,485
Greater Orlando Aviation Authority, Airport, Revenue Bonds, FSA, 5.000%, 10/1/2019 AAA/Aa3; Call Date 10/1/2017 (9)	500,000	478,125

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Florida (continued)
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 6.100%, 11/15/2013 A+/A1 (4)	$ 750,000	$ 771,442
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, 5.650%, 5/15/2018 BBB-/Baa2 (4)	500,000	492,565
Hillsborough County Industrial Development Authority, Pollution, Revenue Bonds, AMBAC, 5.000%, 3/15/2012 A/Baa1 (4)	650,000	647,107
Orange County Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 10/1/2035 A/A2; Call Date 10/1/2018	300,000	231,810
Port St. Lucie, General, Certificate of Participation, Assured Guaranty Corp., 6.250%, 9/1/2027 AAA/Aa2; Call Date 9/1/2018	500,000	520,685
Putnam County Development Authority, Pollution, Revenue Bonds, AMBAC, 5.350%, 5/1/2018 A/Baa1 (4)	445,000	456,303

		10,508,062

Georgia — 1.3%
Main Street Natural Gas, Inc., Utilities, Revenue Bonds, 5.250%, 9/15/2018 A+/A1	250,000	204,407
South Georgia Governmental Services Authority, Facilities, Revenue Bonds, MBIA, 5.000%, 1/1/2020 AA-/WR; Call Date 1/1/2014	500,000	523,190
Spalding County, Utilities, Revenue Bonds, 6.125%, 9/1/2028 NR/A2; Call Date 9/1/2018	500,000	531,990

		1,259,587

Hawaii — 0.1%
State of Hawaii, Airport, Revenue Bonds, MBIA, 5.750%, 7/1/2016 AA-/A2; Call Date 7/1/2011 (9)	100,000	101,993

Idaho — 0.5%
Boise-Kuna Irrigation District, Utilities, Revenue Bonds, 7.375%, 6/1/2034 NR/A3; Call Date 6/1/2018	500,000	520,110

Illinois — 5.2%
Illinois Finance Authority, General, Revenue Bonds, AMBAC, 5.500%, 2/1/2040 A+/A2; Call Date 2/1/2018	75,000	57,735
Illinois Finance Authority, General, Revenue Bonds, AMBAC, 6.250%, 2/1/2033 A+/A2; Call Date 2/1/2018	125,000	112,129

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Finance Authority, General, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2019 AAA/NR	$ 250,000	$ 259,568
Illinois Finance Authority, Medical, Revenue Bonds, GO, 5.000%, 7/1/2016 BBB-/NR; Call Date 7/1/2014	730,000	628,858
Illinois Finance Authority, Pollution, Revenue Bonds, 5.050%, 1/1/2010 BBB/NR (4)(9)	230,000	228,556
Illinois Health Facilities Authority, Medical, Revenue Bonds, 5.250%, 8/15/2018 A-/NR; Call Date 4/2/2009	350,000	331,131
Illinois Municipal Electric Agency, Power, Revenue Bonds, MBIA, 5.250%, 2/1/2019 AA-/A1; Call Date 2/1/2017	1,000,000	1,071,390
Kendall, Kane & Will Counties High School District No. 18, School District, GO UT, FSA, 5.250%, 10/1/2016 NR/Aa3; Call Date 10/1/2014	925,000	1,023,087
University of Illinois, Higher Education, Revenue Bonds, AMBAC, 5.250%, 4/1/2013 AA-/Aa3	1,060,000	1,187,529
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, Higher Education, GO UT, 5.750%, 6/1/2028 AA/NR; Call Date 6/1/2018	250,000	261,647

		5,161,630

Indiana — 1.2%
Carmel Redevelopment District, Development, Revenue Notes, 5.875%, 2/1/2010 NR/NR; Call Date 5/1/2009	1,000,000	1,000,010
Indiana Development Finance Authority, Pollution, Revenue Bonds, 4.700%, 10/1/2015 BBB/NR; Call Date 10/1/2015 (4)(9)	250,000	222,523

		1,222,533

Kansas — 3.1%
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA, 5.450%, 6/1/2027 NR/Aaa; Call Date 6/1/2013 (9)	1,020,000	1,013,982
Sedgwick & Shawnee Counties, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 5.650%, 12/1/2036 NR/Aaa; Call Date 12/1/2014 (9)	1,020,000	1,015,492

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Kansas (continued)
Sedwick & Shawnee Counties, Single Family Housing, Revenue Bonds, FNMA/GNMA/FHLMC, 5.250%, 12/1/2038 NR/Aaa; Call Date 12/1/2016 (9)	$1,065,000	$ 1,043,753

		3,073,227

Kentucky — 0.6%
Kentucky Economic Development Finance Authority, Development, Revenue Bonds, Assured Guaranty Corp., 0.000%, 12/1/2014 AAA/Aa2	300,000	234,585
Kentucky Economic Development Finance Authority, Development, Revenue Bonds, Assured Guaranty Corp., 5.750%, 12/1/2028 AAA/Aa2; Call Date 6/1/2018	100,000	100,917
Kentucky State Property & Buildings Commission, Facilities, Revenue Bonds, MBIA, 5.000%, 8/1/2018 AA-/Aa3	205,000	226,004

		561,506

Louisiana — 2.9%
Jefferson Parish Finance Authority, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 4.400%, 12/1/2031 NR/Aaa; Call Date 6/1/2017	130,000	126,998
Louisiana Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040 NR/Aaa; Call Date 6/1/2018	1,500,000	1,552,470
Louisiana Public Facilities Authority, Facilities, Revenue Bonds, 7.000%, 12/1/2011 BBB/Baa1; Call Date 12/1/2011 (4)	500,000	509,125
State of Louisiana, General Obligation, GO UT, CIFG, 5.000%, 7/15/2017 A+/A1; Call Date 7/15/2016	650,000	712,342

		2,900,935

Maryland — 0.7%
Maryland Community Development Administration, Single Family Housing, Revenue Bonds, 5.500%, 1/1/2010 NR/Aa2; Call Date 3/18/2009	735,000	739,947

Massachusetts — 1.4%
Massachusetts Municipal Wholesale Electric Co., Power, Revenue Bonds, MBIA, 0.299%, 7/1/2018 AA-/A3; Call Date 3/3/2009 (4)	1,875,000	1,406,250

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Michigan — 0.8%
Michigan State Hospital Finance Authority, Medical, Revenue Bonds, 5.000%, 5/15/2011 NR/Baa3	$ 150,000	$ 145,269
Pontiac, General Obligation, GO, CIFG, 5.000%, 5/1/2017 A+/NR; Call Date 5/1/2016	300,000	305,580
Warren Consolidated School District, School District, GO UT, FSA, 5.000%, 5/1/2015 AAA/Aa3	325,000	370,302

		821,151

Minnesota — 1.3%
City of Minneapolis, Medical, Revenue Bonds, Assured Guaranty Corp., 6.500%, 11/15/2038 AAA/Aa2; Call Date 11/15/2018	1,000,000	1,070,400
St. Paul Housing & Redevelopment Authority, Housing, Revenue Bonds, 5.250%, 5/15/2036 BBB/Baa1; Call Date 11/15/2016	300,000	222,390

		1,292,790

Mississippi — 1.8%
Mississippi Home Corp., Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.750%, 6/1/2039 NR/Aaa; Call Date 6/1/2018	750,000	777,187
Rankin County School District, School District, GO UT, FSA, 5.000%, 10/1/2014 AAA/Aa3	900,000	1,018,395

		1,795,582

Missouri — 3.9%
Carroll County Public Water Supply District No. 1, Water, Revenue Bonds, 4.625%, 3/1/2012 SP-1+/NR; Call Date 4/2/2009	250,000	250,155
Cass County, Medical, Revenue Bonds, 5.000%, 5/1/2015 NR/NR	500,000	448,530
Cass County, Medical, Revenue Bonds, 5.625%, 5/1/2038 NR/NR; Call Date 11/1/2016	500,000	344,955
Missouri Development Finance Board, Development, Revenue Bonds, 6.000%, 4/1/2027 A+/NR; Call Date 4/1/2013	750,000	753,450
Missouri Development Finance Board, Development, Revenue Bonds, 6.750%, 4/1/2029 A+/NR; Call Date 10/1/2013	200,000	202,016
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA COLL, 6.850%, 3/1/2028 AAA/NR; Call Date 4/2/2009 (9)	360,000	360,468

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Missouri (continued)
Missouri Housing Development Commission, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038 AAA/NR; Call Date 9/1/2017 (9)	$ 250,000	$ 252,077
Missouri State Environmental Improvement & Energy Resources Authority, General, Revenue Bonds, 5.750%, 1/1/2029 NR/Aaa; Call Date 1/1/2019	750,000	818,130
Riverside Industrial Development Authority, General, Revenue Bonds, ACA, 4.500%, 5/1/2011 A/NR	400,000	389,960

		3,819,741

Nebraska — 0.2%
City of O’Neill, General, Revenue Bonds, 6.250%, 9/1/2012 NR/NR	245,000	244,988

Nevada — 1.3%
Nevada Housing Division, Single Family Housing, Revenue Bonds, 5.400%, 4/1/2031 AAA/Aaa; Call Date 4/1/2010 (9)	355,000	353,946
Nevada Housing Division, Single Family Housing, Revenue Bonds, FHA-Insured Mortgage, 5.550%, 4/1/2031 AAA/Aaa; Call Date 10/1/2009 (9)	400,000	394,492
Reno-Sparks Indian Colony, General, Revenue Bonds, 4.250%, 6/1/2014 NR/NR	515,000	488,158

		1,236,596

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, 5.000%, 5/1/2013 NR/A3	105,000	107,124
New Hampshire Health & Education Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.875%, 10/1/2016 A/A3; Call Date 4/2/2009	600,000	600,576

		707,700

New Jersey — 0.5%
Delaware Township School District, School District, GO UT, FSA SCH BD RES FD, 4.250%, 1/15/2018 NR/Aa3	250,000	274,975
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Revenue Bonds, 5.000%, 10/1/2033 AA/Aa2; Call Date 4/1/2013 (9)	250,000	245,150

		520,125

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

New York — 1.8%
County of Monroe, General Obligation, GO UT, MBIA, 6.000%, 3/1/2015 AA-/Baa1	$ 225,000	$ 245,014
Metropolitan Transportation Authority, Transportation, Revenue Bonds, 5.000%, 11/15/2016 A/A2	1,250,000	1,347,500
New York State Dormitory Authority, Higher Education, Revenue Bonds, Assured Guaranty Corp., 5.000%, 7/1/2016 AAA/Aa2	200,000	221,268

		1,813,782

North Carolina — 1.1%
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, 6.000%, 1/1/2022 BBB+/Baa1	50,000	53,319
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, AMBAC, 5.000%, 1/1/2016 A/Baa1	500,000	517,195
North Carolina Eastern Municipal Power Agency, Power, Revenue Bonds, Assured Guaranty Corp., 6.000%, 1/1/2019 AAA/Aa2	500,000	533,995

		1,104,509

North Dakota — 3.1%
City of Fargo, Medical, Revenue Bonds, FSA, 5.750%, 6/1/2012 AAA/Aa3; Call Date 6/1/2010	2,940,000	3,046,575

Ohio — 2.1%
Dublin City School District, School District, GO UT, 0.000%, 12/1/2017 AA+e/Aa1e (5)	390,000	270,258
Dublin City School District, School District, GO UT, 0.000%, 12/1/2018 AA+e/Aa1e (5)	400,000	260,776
Mahoning County Career & Technical Center Board, Higher Education, Certificate of Participation, 6.250%, 12/1/2036 AA-/NR; Call Date 12/1/2011	1,250,000	1,258,588
Richland County, General Obligation, GO, Assured Guaranty Corp., 6.000%, 12/1/2028 NR/Aa2; Call Date 12/1/2018	250,000	266,095

		2,055,717

Oklahoma — 2.2%
Cleveland County Justice Authority, General, Revenue Bonds, 5.750%, 3/1/2029 Ae/NR; Call Date 3/1/2015 (5)	1,000,000	983,670

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)
Oklahoma (continued)
Oklahoma Housing Finance Agency, Single Family Housing, Revenue Bonds, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038 NR/Aaa; Call Date 9/1/2018	$1,175,000	$ 1,234,819

		2,218,489
Oregon — 1.7%
Deschutes & Jefferson Counties School District No. 2J Redmond, School District, GO UT, School Bond Gty, 0.000%, 6/15/2019 NR/Aa2	1,250,000	830,237
Salem-Keizer School District No. 24J, School District, GO UT, School Bond Gty, 0.000%, 6/15/2021 AAe/Aa2	1,500,000	816,930

		1,647,167
Pennsylvania — 2.9%
Allegheny County Hospital Development Authority, Medical, Revenue Bonds, 5.000%, 6/15/2018 AA-/Aa3; Call Date 6/15/2014	750,000	769,170
Pennsylvania Industrial Development Authority, Development, Revenue Bonds, AMBAC, 5.500%, 7/1/2014 A/A3; Call Date 7/1/2012	1,925,000	2,077,672

		2,846,842
Puerto Rico — 0.1%
Puerto Rico Housing Finance Authority, Housing, Revenue Bonds, GNMA/FNMA/FHLMC COLL, 3.125%, 12/1/2033 AAA/Aaa; Call Date 6/1/2013 (9)	75,000	74,441
South Carolina — 1.5%
South Carolina State Housing Finance & Development Authority, Housing, Revenue Bonds, AMBAC, 5.000%, 7/1/2035 NR/Aa1; Call Date 1/1/2015 (9)	500,000	480,220
South Carolina State Public Service Authority, Utilities, Revenue Bonds, 5.500%, 1/1/2038 AA-/Aa2; Call Date 1/1/2019	1,000,000	1,019,690

		1,499,910
South Dakota — 1.0%
South Dakota Health & Educational Facilities Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 8/1/2022 A/Baa1; Call Date 8/1/2017	980,000	1,026,530
Tennessee — 0.5%
Putnam County, General Obligation, GO UT, MBIA, 5.250%, 4/1/2013 NR/A1	150,000	168,483
Shelby County Health Educational & Housing Facilities Board, Medical, Revenue Bonds, 4.000%, 6/1/2015 A/A2	100,000	93,642

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Tennessee (continued)
Tennessee Energy Acquisition Corp., Utilities, Revenue Bonds, 5.000%, 9/1/2012 A/NR/Ba1	$ 200,000	$ 181,522

		443,647

Texas — 9.3%
City of Dallas, Facilities, Revenue Bonds, Assured Guaranty Corp., 5.250%, 8/15/2038 AAA/Aa2; Call Date 8/1/2019	200,000	193,592
City of San Antonio, Utilities, Revenue Bonds, 5.000%, 2/1/2019 AA/Aa1; Call Date 2/1/2015	1,900,000	2,029,941
Conroe, General Obligation, GO, MBIA, 5.500%, 3/1/2022 AA-/A1; Call Date 3/1/2017	100,000	107,903
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 5.875%, 11/1/2017 AA-/A1; Call Date 11/1/2011 (9)	950,000	968,962
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, MBIA, 6.000%, 11/1/2032 AA-/A1; Call Date 11/1/2009 (9)	50,000	48,104
Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport, Revenue Bonds, XLCA, 6.125%, 11/1/2018 A+/A1; Call Date 11/1/2009 (9)	1,000,000	1,005,180
Forney Independent School District, School District, GO UT, PSF, 6.000%, 8/15/2037 AAA/NR; Call Date 8/15/2018	390,000	418,158
Lufkin Health Facilities Development Corp., Medical, Revenue Bonds, 4.750%, 2/15/2017 BBB+/Baa2	325,000	271,856
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.000%, 1/1/2010 A-/A2; Call Date 1/1/2010 (4)	450,000	454,981
North Texas Tollway Authority, Transportation, Revenue Bonds, 5.750%, 1/1/2038 BBB+/A3; Call Date 1/1/2018	150,000	137,412
North Texas Tollway Authority, Transportation, Revenue Bonds, 6.125%, 1/1/2031 BBB+/A3; Call Date 1/1/2016	300,000	296,238
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2015 AAA/Aa2; Call Date 1/1/2025	500,000	311,455
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 0.000%, 1/1/2028 AAA/Aa2	150,000	47,871

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Ratings (8)	Principal Amount	Value
Municipals (continued)

Texas (continued)
North Texas Tollway Authority, Transportation, Revenue Bonds, Assured Guaranty Corp., 5.750%, 1/1/2038 AAA/Aa2; Call Date 1/1/2019	$1,500,000	$ 1,546,410
Port Beaumont Navigation District, Transportation, Revenue Bonds, 6.500%, 9/1/2029 NR/A2; Call Date 9/1/2018	250,000	256,400
Port of Houston Authority, General Obligation, GO UT, MBIA, 5.100%, 10/1/2026 AAA/Aa1; Call Date 10/1/2011 (9)	350,000	329,735
Potter County Industrial Development Corp., Development, Revenue Bonds, AMBAC, 5.750%, 9/1/2016 A/Baa1; Call Date 4/2/2009	235,000	234,575
Sabine River Authority, Pollution, Revenue Bonds, MBIA, 4.950%, 3/1/2018 AA/Baa1	50,000	50,252
Sam Rayburn Municipal Power Agency, Power, Revenue Bonds, RADIAN, 5.750%, 10/1/2021 BBB+/A3; Call Date 10/1/2012	615,000	542,922

		9,251,947

Utah — 1.4%
Grand County School District, School District, GO UT, School Bond Gty, 5.250%, 7/1/2026 NR/Aaa; Call Date 7/1/2018	500,000	526,325
Salt Lake Valley Fire Service Area, General, Revenue Bonds, 5.250%, 4/1/2021 NR/Aa3; Call Date 4/1/2018	300,000	321,918
Utah Housing Corp., Single Family Housing, Revenue Bonds, 5.400%, 7/1/2039 AAA/Aaa; Call Date 1/1/2017 (9)	600,000	536,376

		1,384,619

Virginia — 2.0%
Louisa Industrial Development Authority, Pollution, Revenue Bonds, 5.375%, 12/2/2013 A-e/Baa1e (4)	400,000	410,820
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 4.850%, 7/1/2011 NR/Aaa (4)	1,500,000	1,536,675

		1,947,495

Washington — 1.0%
King County Housing Authority, Housing, Revenue Bonds, 5.200%, 5/1/2028 AAA/NR; Call Date 11/1/2018	460,000	465,189

Description/Credit Ratings (8)	Shares or Principal Amount	Value
Municipals (continued)

Washington (continued)
Washington Health Care Facilities Authority, Medical, Revenue Bonds, FHA-Insured Mortgage, 6.250%, 8/1/2028 AA-/NR; Call Date 8/1/2018	$ 500,000	$ 506,700

		971,889

West Virginia — 0.8%
West Virginia State Hospital Finance Authority, Medical, Revenue Bonds, AMBAC, 5.000%, 6/1/2018 A+/A2; Call Date 6/1/2016	800,000	830,440

Wisconsin — 1.6%
Kimberly Area School District, School District, GO UT, MBIA, 5.375%, 3/1/2010 NR/A1	405,000	422,192
State of Wisconsin, General Obligation, GO UT, MBIA, 4.500%, 5/1/2015 AA/Aa3 (9)	75,000	78,232
West Allis West Milwaukee School District, School District, GO UT, FSA, 3.750%, 4/1/2012 NR/Aa3	60,000	63,762
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 5.000%, 8/15/2014 BBB+/Baa2	275,000	244,588
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, FSA, 5.000%, 8/1/2018 AAA/Aa3; Call Date 4/24/2018	70,000	75,477
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, MBIA, 5.250%, 8/15/2017 NR/A3; Call Date 4/2/2009	200,000	184,180
Wisconsin Housing & Economic Development Authority, Single Family Housing, Revenue Bonds, GO, 4.850%, 9/1/2031 AA/Aa2; Call Date 6/1/2011 (9)	560,000	559,205

		1,627,636

Total Municipals (identified cost $95,502,433)		96,282,446

Short-Term Investments — 4.6%

Mutual Funds — 4.6%
Marshall Tax-Free Money Market Fund, Class I	4,587,686	4,587,686

Total Short-Term Investments (identified cost $4,587,686)		4,587,686

Total Investments — 101.7% (identified cost $100,090,119)		100,870,132
Other Assets and Liabilities — (1.7)%		(1,733,330)

Total Net Assets — 100.0%		$99,136,802

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Portfolio Credit Ratings*
Sector	Fund
AAA	21.3%
AA	25.2
A	19.4
BBB	5.3
NR	25.9
Other Assets & Liabilities, Net	2.9

Total	100.0%

Government Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.6%

Federal Home Loan Mortgage Corporation — 0.1%
0.734%, 8/25/2031, (Series T-32) (4)	$ 731,264	$ 597,798

Home Equity — 0.1%
Green Tree Home Improvement Loan Trust, Class HEB1, (Series 1998-B), 7.810%, 11/15/2029	299,076	299,931

Other Financial — 0.4%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.714%, 4/25/2037 (4)(6)(7)	3,276,761	1,777,794

Total Asset-Backed Securities (identified cost $4,307,711)		2,675,523

Collateralized Mortgage Obligations — 23.5%

Federal Home Loan Mortgage Corporation — 4.8%
0.805%, 6/15/2025, (Series 2993) (4)	7,267,591	7,059,796
5.000%, 10/15/2029, (Series 2745-AY)	5,000,000	5,104,930
5.000%, 10/15/2031, (Series 2543)	2,857,821	2,918,699
5.000%, 5/15/2033, (Series 2791)	1,795,482	1,840,376
5.000%, 10/15/2034, (Series 2876)	270,497	271,273
5.000%, 4/15/2035, (Series 2963)	1,268,181	1,278,723
5.500%, 10/15/2035, (Series 3058-WC)	1,674,366	1,685,827
6.000%, 6/15/2037, (Series 3333)	3,664,640	3,673,406

		23,833,030

Federal National Mortgage Association — 3.9%
0.724%, 1/25/2031, (Series 2001-25) (4)	1,670,197	1,661,243
4.000%, 10/25/2032, (Series 2003-28)	360,120	363,207
5.000%, 10/25/2016, (Series 2003-16)	5,000,000	5,138,395
5.500%, 3/25/2025, (Series 2006-12-PA)	5,267,001	5,356,276

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Federal National Mortgage Association (continued)
5.500%, 8/25/2034, (Series 2005-123-PE)	$ 5,407,000	$ 5,605,459
5.500%, 11/25/2035, (Series 2005-100-DA)	1,205,719	1,215,627

		19,340,207

Private Sponsor — 14.8%
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.758%, 5/20/2036 (4)	6,402,065	4,469,250
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	7,976,777	5,915,642
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,215,764	847,516
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	6,485,531	3,297,620
Countrywide Home Loan Mortgage Pass-Through Trust, Class 1A8, (Series 2003-J1), 5.750%, 3/25/2033	470,809	470,501
GSR Mortgage Loan Trust, Class 2A8, (Series 2005-5F), 5.500%, 6/25/2035	6,000,000	4,895,394
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.674%, 6/25/2037 (4)	12,393,698	4,437,192
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.686%, 4/25/2037 (4)	7,613,028	5,266,868
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	10,163,424	7,559,606
JP Morgan Mortgage Trust, Class 4A1, (Series 2007-A2), 6.040%, 4/25/2037 (4)	4,424,405	2,999,211
JP Morgan Mortgage Trust, Class 4A1M, (Series 2007-A2), 5.790%, 4/25/2037 (4)	6,636,608	4,574,634
Master Asset Securitization Trust, Class 4A5, (Series 2004-3), 5.000%, 3/25/2034	15,215,000	14,579,956
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24), 4.000%, 7/25/2033	1,922,178	1,207,929
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	3,908,768	3,005,655
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.574%, 3/25/2037 (4)	5,971,472	4,966,097
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	4,013,412	2,732,560

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Government Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	$ 2,722,125	$ 1,723,059

		72,948,690

Total Collateralized Mortgage Obligations (identified cost $145,575,759)		116,121,927

Commercial Mortgage Securities — 9.3%

Private Sponsor — 9.3%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	6,000,000	2,325,348
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	7,000,000	4,226,243
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.096%, 12/10/2049 (4)	3,000,000	1,943,142
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	5,000,000	3,250,290
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2006-TF2A), 0.555%, 10/15/2021 (4)(6)(7)	1,206,748	995,676
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	6,000,000	2,016,090
Greenwich Capital Commercial Funding Corp., Class A1, (Series 2006-FL4A), 0.535%, 11/5/2021 (4)(6)(7)	891,882	742,009
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	9,000,000	3,583,179
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG9), 5.475%, 3/10/2039	5,000,000	1,722,680
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.830%, 7/15/2019 (4)(6)(7)	2,649,825	2,016,694
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.755%, 6/15/2022 (4)(6)(7)	6,263,093	4,818,717
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.612%, 5/12/2039 (4)	3,000,000	2,514,435
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	4,000,000	3,253,824

Description	Principal Amount	Value

Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	$ 5,000,000	$ 2,935,915
Morgan Stanley Capital I, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	4,000,000	3,682,260
Morgan Stanley Capital I, Class A4, (Series 2007-IQ16), 5.809%, 12/12/2049	5,000,000	3,105,485
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	2,000,000	806,796
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	6,000,000	2,264,136

Total Commercial Mortgage Securities (identified cost $78,391,922)		46,202,919

Corporate Bonds & Notes — 1.6%

Diversified Financial Services — 1.2%
Bear Stearns Cos., Inc., 1.360%, 2/1/2012 (4)	4,000,000	3,617,860
SLM Corp., 1.299%, 7/27/2009 (4)	2,500,000	2,327,655

		5,945,515

Insurance — 0.4%
HSB Capital I, 2.004%, 7/15/2027 (4)	3,000,000	2,106,417

Total Corporate Bonds & Notes (identified cost $9,468,950)		8,051,932

U.S. Government Agency-Mortgage Securities — 97.9%

Federal Home Loan Mortgage Corporation — 5.0%
5.000%, 8/1/2014	2,033,385	2,088,254
5.000%, 5/1/2021	2,883,695	2,974,560
5.000%, 10/1/2033	2,768,549	2,823,086
5.000%, 11/1/2035 (1)	9,319,537	9,485,649
5.500%, 11/1/2018	2,835,811	2,958,843
5.500%, 10/1/2021	3,096,209	3,219,413
6.500%, 9/1/2016	155,276	162,857
7.000%, 11/1/2009	4,777	4,829
7.500%, 9/1/2013	57,797	61,855
7.500%, 4/1/2024	208,543	223,299
7.500%, 4/1/2027	114,322	122,299
8.000%, 8/1/2030	131,228	139,414
8.500%, 9/1/2024	111,232	121,152
9.000%, 6/1/2019	156,608	171,656
9.500%, 2/1/2025	97,832	108,573

		24,665,739

Federal National Mortgage Association — 90.5%
5.000%, 5/1/2018	1,919,464	1,985,346
5.000%, 5/1/2020	3,653,994	3,767,991
5.000%, 7/1/2035	3,984,842	4,063,826
5.000%, 2/1/2036 (1)	5,453,896	5,561,998
5.000%, 12/1/2036 (1)	29,173,450	29,724,361
5.500%, 8/1/2021 (1)	12,697,534	13,186,923
5.500%, 1/1/2023	2,160,470	2,225,923
5.500%, 10/1/2024	2,545,397	2,618,620
5.500%, 2/1/2033	1,470,225	1,513,248
5.500%, 6/1/2035	4,568,595	4,690,864

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 8/1/2036	$ 2,904,131	$ 2,979,133
5.500%, 11/1/2036 (1)	23,097,723	23,694,245
5.500%, 12/1/2036 (1)	15,715,584	16,121,455
5.500%, 1/1/2037 (1)	1,575,565	1,616,255
5.500%, 5/1/2037 (1)	25,597,068	26,252,686
5.500%, 7/1/2037 (1)	66,009,312	67,700,008
5.500%, 8/1/2037 (1)	9,057,004	9,288,981
5.500%, 8/1/2037 (1)	16,173,920	16,588,183
5.500%, 3/15/2039 (5)	95,000,000	97,330,445
6.000%, 9/1/2013	572,182	600,403
6.000%, 10/1/2016	436,229	457,473
6.000%, 9/1/2021	3,784,539	3,957,602
6.000%, 1/1/2036	1,671,515	1,730,875
6.000%, 4/1/2037	1,083,790	1,120,695
6.000%, 3/12/2039 (5)	75,000,000	77,472,675
6.500%, 9/1/2016	276,975	290,672
6.500%, 9/1/2016	574,406	602,810
6.500%, 8/1/2030	3,250,474	3,432,514
6.500%, 12/1/2031	195,738	206,456
6.500%, 9/1/2037 (1)	16,439,114	17,217,572
6.500%, 11/1/2037	3,219,178	3,359,891
6.500%, 1/1/2038	3,427,878	3,590,201
7.000%, 12/1/2010	4,357	4,373
7.000%, 3/1/2029	280,138	299,450
7.000%, 7/1/2029	730,042	780,371
7.000%, 2/1/2030	638,633	682,660
7.500%, 12/1/2009	38,584	38,767
7.500%, 10/1/2030	104,000	111,214
8.000%, 10/1/2028	1,210,748	1,291,021
8.000%, 4/1/2030	213,551	228,094

		448,386,280

Government National Mortgage Association — 2.4%
5.000%, 4/15/2034	1,787,822	1,830,901
5.500%, 9/15/2033	4,108,688	4,236,945
6.000%, 12/20/2033	4,559,152	4,722,215
6.500%, 9/15/2032	728,500	764,792
7.000%, 6/15/2029	154,929	167,514
7.000%, 8/15/2031	176,177	190,373
8.500%, 6/15/2010	34,961	35,244
9.000%, 11/15/2009	2,410	2,427
9.000%, 1/15/2010	11,693	11,792
9.500%, 10/15/2024	68,416	74,978

		12,037,181

Total U.S. Government Agency-Mortgage Securities
(identified cost $470,027,639)		485,089,200

Short-Term Investments — 50.8%

Collateral Pool Investment for Securities on Loan — 48.9%
(See Note 2 of the Financial Statements)		242,208,601

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement — 1.9%

Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $9,457,382 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $9,656,647
(at amortized cost)

	$ 9,457,216	$ 9,457,216

Total Short-Term Investments (identified cost $251,665,817)		251,665,817

Total Investments — 183.7% (identified cost $959,437,798)		909,807,318
Other Assets and Liabilities — (83.7)%		(414,513,874)

Total Net Assets — 100.0%		$495,293,444

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	0.6%
Collateralized Mortgage Obligations	23.5
Commercial Mortgage Securities	9.3
Corporate Bonds & Notes	1.6
U.S. Government Agency-Mortgage Securities	97.9
Other Assets & Liabilities, Net	(32.9)

Total	100.0%

Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 55.1%

Agriculture — 2.4%
Altria Group, Inc., 10.200%, 2/6/2039	$ 300,000	$ 306,931

Banks — 1.6%
Korea Development Bank, 8.000%, 1/23/2014	200,000	202,290

Biotechnology — 1.9%
Amgen, Inc., 6.400%, 2/1/2039	250,000	242,365

Commercial Services — 2.9%
McKesson Corp., 7.500%, 2/15/2019	350,000	366,061

Diversified Financial Services — 4.4%
Caterpillar Financial Services Corp., 2.216%, 6/24/2011 (4)	150,000	139,281
General Electric Capital Corp., 6.875%, 1/10/2039	250,000	202,867
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	208,346

		550,494

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric — 2.0%
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	$ 250,000	$ 258,354

Environmental Control — 2.0%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	248,931

Forest Products & Paper — 1.3%
International Paper Co., 8.700%, 6/15/2038	250,000	167,667

Healthcare-Services — 4.1%
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	143,783
Roche Holdings, Inc., 7.000%, 3/1/2039 (6)(7)	350,000	367,934

		511,717

Lodging — 0.6%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	150,000	72,749

Media — 3.3%
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	216,478
Viacom, Inc., 6.125%, 10/5/2017	250,000	206,078

		422,556

Miscellaneous Manufacturing — 1.8%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	231,350

Oil & Gas — 8.6%
ConocoPhillips, 6.500%, 2/1/2039	300,000	291,706
Hess Corp., 8.125%, 2/15/2019	300,000	306,300
Nabors Industries, Inc., 9.250%, 1/15/2019 (6)(7)	250,000	230,088
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	255,779

		1,083,873

Pharmaceuticals — 2.0%
Abbott Laboratories, 6.000%, 4/1/2039	250,000	250,882

Pipelines — 3.3%
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	162,116
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	250,000	250,405

		412,521

Retail — 2.1%
Staples, Inc., 9.750%, 1/15/2014	250,000	262,544

Telecommunications — 8.7%
AT&T, Inc., 6.550%, 2/15/2039	300,000	279,271
British Telecommunications PLC, 5.950%, 1/15/2018	250,000	205,293
Telecom Italia Capital SA, 1.650%, 2/1/2011 (4)	250,000	215,538
TELUS Corp., 8.000%, 6/1/2011	250,000	259,072
Vodafone Group PLC, 2.336%, 6/15/2011 (4)	150,000	138,847

		1,098,021

Transportation — 2.1%
FedEx Corp., 8.000%, 1/15/2019	250,000	262,748

Total Corporate Bonds & Notes (identified cost $6,931,483)		6,952,054

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 5.9%

Federal National Mortgage Association — 3.7%
6.000%, 6/26/2023	$ 300,000	$ 297,972
6.350%, 6/11/2027	170,000	170,158

		468,130

U.S. Treasury Bonds & Notes — 2.2%
4.500%, 2/15/2036	250,000	276,953

Total U.S. Government & U.S. Government Agency Obligations (identified cost $749,349)		745,083

Short-Term Investments — 39.8%

Mutual Funds — 16.0%
Marshall Prime Money Market Fund, Class I	2,017,929	2,017,929

U.S. Treasury Bills — 23.8%
0.170%, 4/2/2009 (11)	$1,000,000	999,856
0.230%, 5/7/2009 (11)	1,000,000	999,639
0.300%, 6/4/2009 (11)	1,000,000	999,308

		2,998,803

Total Short-Term Investments (identified cost $5,016,566)		5,016,732

Total Investments — 100.8% (identified cost $12,697,398)		12,713,869
Other Assets and Liabilities — (0.8)%		(101,429)

Total Net Assets — 100.0%		$12,612,440

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	55.1%
U.S. Government & U.S. Government Agency Obligations	5.9
Other Assets & Liabilities, Net	39.0

Total	100.0%

Aggregate Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.3%

Automobiles — 0.9%
Capital Auto Receivables Asset Trust, Class A3A, (Series 2008-2), 4.680%, 10/15/2012	$ 2,000,000	$ 1,858,686

Credit Cards — 1.4%
Chase Issuance Trust, Class A, (Series 2007-A15), 4.960%, 9/17/2012	3,000,000	3,061,770

Total Asset-Backed Securities (identified cost $4,999,492)		4,920,456

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 10.4%

Federal National Mortgage Association — 2.5%
5.500%, 3/25/2025, (Series 2006-12-PA)	$ 2,175,368	$ 2,212,240
5.500%, 8/25/2034, (Series 2005-123-PE)	3,000,000	3,110,112

		5,322,352

Private Sponsor — 7.9%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.886%, 7/25/2037 (4)	4,786,066	3,549,385
Countrywide Alternative Loan Trust, Class 2A14, (Series 2006-41CB), 6.000%, 1/25/2037	1,215,764	847,516
Countrywide Alternative Loan Trust, Class A19, (Series 2007-15CB), 5.750%, 7/25/2037	2,779,513	1,413,266
JP Morgan Alternative Loan Trust, Class 12A1, (Series 2007-A2), 0.674%, 6/25/2037 (4)	4,647,637	1,663,947
JP Morgan Mortgage Trust, Class 2A1, (Series 2006-A3), 5.609%, 5/25/2036 (4)	1,541,418	1,095,797
JP Morgan Mortgage Trust, Class 2A1, (Series 2007-A2), 5.686%, 4/25/2037 (4)	1,268,838	877,811
JP Morgan Mortgage Trust, Class 3A3, (Series 2007-A4), 5.884%, 6/25/2037 (4)	4,110,710	3,057,567
PHH Alternative Mortgage Trust, Class 1A1, (Series 2007-2), 0.584%, 5/25/2037 (4)	1,545,176	1,346,964
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 5.605%, 5/25/2036 (4)	2,726,503	1,856,359
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 5.240%, 4/25/2036 (4)	1,633,275	1,033,835

		16,742,447

Total Collateralized Mortgage Obligations (identified cost $30,876,881)		22,064,799

Commercial Mortgage Securities — 15.3%

Private Sponsor — 15.3%
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW17), 5.915%, 6/11/2050 (4)	3,000,000	1,162,674
Bear Stearns Commercial Mortgage Securities, Class AM, (Series 2007-PW18), 6.084%, 6/11/2050 (4)	2,000,000	776,492
Citigroup Commercial Mortgage Trust, Class A4, (Series 2007-C6), 5.700%, 12/10/2049 (4)	5,000,000	3,018,745

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Citigroup Commercial Mortgage Trust, Class A4, (Series 2008-C7), 6.096%, 12/10/2049 (4)	$ 3,000,000	$ 1,943,142
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (4)	5,000,000	3,250,290
Credit Suisse Mortgage Capital Certificates, Class AM, (Series 2007-C5), 5.869%, 9/15/2040 (4)	3,000,000	1,008,045
Greenwich Capital Commercial Funding Corp., Class AM, (Series 2007-GG11), 5.867%, 12/10/2049 (4)	3,000,000	1,194,393
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.830%, 7/15/2019 (4)(6)(7)	2,649,825	2,016,695
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2008-C2), 5.855%, 2/12/2051	3,000,000	2,314,776
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.755%, 6/15/2022 (4)(6)(7)	3,914,433	3,011,698
Merrill Lynch Mortgage Trust, Class A2, (Series 2006-C1), 5.612%, 5/12/2039 (4)	2,425,000	2,032,502
Merrill Lynch Mortgage Trust, Class A3, (Series 2006-C1), 5.657%, 5/12/2039 (4)	2,000,000	1,532,968
Merrill Lynch Mortgage Trust, Class A3A, (Series 2005-CIP1), 4.949%, 7/12/2038 (4)	2,000,000	1,626,912
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, (Series 2007-9), 5.700%, 9/12/2049	2,000,000	1,174,366
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class AM, (Series 2006-3), 5.456%, 7/12/2046 (4)	2,100,000	810,669
Morgan Stanley Capital I, Class A2A, (Series 2005-HQ6), 4.882%, 8/13/2042	3,000,000	2,761,695
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2006-C27), 5.795%, 7/15/2045 (4)	4,000,000	1,613,592
Wachovia Bank Commercial Mortgage Trust, Class AM, (Series 2007-C34), 5.818%, 5/15/2046 (4)	2,944,000	1,110,936

Total Commercial Mortgage Securities (identified cost $49,478,707)		32,360,590

Corporate Bonds & Notes — 40.7%

Banks — 6.8%
Bank of America Corp., 4.900%, 5/1/2013	5,000,000	4,408,595

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Bank of America Corp., 8.000%, 12/29/2049 (4)	$ 3,000,000	$ 1,121,427
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (1)	2,000,000	1,987,774
Citigroup, Inc., 5.300%, 10/17/2012	2,000,000	1,775,486
JPMorgan Chase & Co., 6.400%, 5/15/2038 (1)	2,000,000	1,919,568
Royal Bank of Scotland Group PLC, 6.990%, 10/29/2049 (4)(6)(7)	3,000,000	780,726
Wells Fargo Capital XIII, 7.700%, 12/29/2049 (4)	5,000,000	2,436,150

		14,429,726

Beverages — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039 (6)(7)	2,000,000	1,944,392
Bottling Group LLC, 5.125%, 1/15/2019	2,000,000	1,995,304

		3,939,696

Building Materials — 1.0%
CRH America, Inc., 6.000%, 9/30/2016	3,000,000	2,144,634

Diversified Financial Services — 8.4%
American Honda Finance Corp., 6.700%, 10/1/2013 (6)(7)	4,000,000	3,976,192
Caterpillar Financial Services Corp., 7.050%, 10/1/2018 (1)	3,000,000	2,923,542
Countrywide Financial Corp., 5.800%, 6/7/2012	2,000,000	1,834,166
General Electric Capital Corp., 5.625%, 5/1/2018 (1)	2,000,000	1,716,234
General Electric Capital Corp., 5.875%, 1/14/2038 (1)	3,000,000	2,138,748
General Electric Capital Corp., 6.875%, 1/10/2039 (1)	3,000,000	2,434,407
Genworth Global Funding Trusts, 5.200%, 10/8/2010	2,000,000	1,833,304
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013 (12)	3,000,000	405,000
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (12)	3,000,000	405,000

		17,666,593

Electric — 3.8%
Appalachian Power Co., 7.000%, 4/1/2038 (1)	3,000,000	2,819,910
Electricite de France, 6.950%, 1/26/2039 (1)(6)(7)	3,000,000	3,026,190
Southern California Edison Co., 5.750%, 3/15/2014	2,000,000	2,157,936

		8,004,036

Food — 1.9%
General Mills, Inc., 5.650%, 2/15/2019	2,000,000	2,002,094
Safeway, Inc., 6.250%, 3/15/2014	2,000,000	2,073,514

		4,075,608

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services — 1.4%
Roche Holdings, Inc., 5.000%, 3/1/2014 (1)(6)(7)	$ 3,000,000	$ 3,037,386

Insurance — 2.9%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (6)(7)	3,000,000	2,320,080
Progressive Corp., 6.700%, 6/15/2037 (4)	4,000,000	2,176,348
Prudential Financial, Inc., 6.000%, 12/1/2017	2,000,000	1,678,910

		6,175,338

Iron/Steel — 1.2%
ArcelorMittal, 5.375%, 6/1/2013	3,000,000	2,465,886

Media — 4.9%
Comcast Corp., 6.950%, 8/15/2037	2,000,000	1,836,346
Thomson Reuters Corp., 6.500%, 7/15/2018 (1)	3,000,000	2,816,094
Time Warner Cable, Inc., 6.750%, 7/1/2018	2,000,000	1,899,350
Time Warner Cable, Inc., 7.300%, 7/1/2038 (1)	3,000,000	2,744,508
Time Warner Cable, Inc., 8.250%, 2/14/2014	1,000,000	1,042,505

		10,338,803

Miscellaneous Manufacturing — 0.5%
Ingersoll-Rand Global Holding Co., Ltd., 6.000%, 8/15/2013 (1)	1,000,000	982,229

Oil & Gas — 1.4%
XTO Energy, Inc., 6.500%, 12/15/2018	3,000,000	2,932,929

Pipelines — 1.9%
Energy Transfer Partners LP, 9.700%, 3/15/2019	2,000,000	2,133,218
ONEOK Partners LP, 8.625%, 3/1/2019	2,000,000	1,991,660

		4,124,878

Real Estate Investment Trusts — 0.8%
iStar Financial, Inc., 8.625%, 6/1/2013	5,000,000	1,701,090

Telecommunications — 1.9%
AT&T, Inc., 5.800%, 2/15/2019 (1)	2,000,000	1,945,800
Rogers Communications, Inc., 6.800%, 8/15/2018	2,000,000	2,005,690

		3,951,490

Total Corporate Bonds & Notes (identified cost $107,835,056)		85,970,322

U.S. Government & U.S. Government Agency Obligations — 2.4%

Federal Home Loan Mortgage Corporation — 2.4%
3.375%, 4/15/2009	5,000,000	5,015,455

Total U.S. Government & U.S. Government Agency Obligations (identified cost $4,988,843)		5,015,455

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Aggregate Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 54.9%

Federal Home Loan Mortgage Corporation — 1.7%
5.000%, 11/1/2035 (1)	$ 3,388,923	$ 3,449,327

Federal National Mortgage Association — 53.2%
5.000%, 7/1/2022 (1)	5,088,440	5,241,337
5.000%, 1/1/2037 (1)	8,840,611	9,007,557
5.500%, 5/1/2037 (1)	14,505,005	14,876,522
5.500%, 7/1/2038 (1)	1,888,747	1,937,123
5.500%, 3/15/2039 (5)	45,000,000	46,103,895
6.000%, 3/12/2039 (5)	25,000,000	25,824,225
6.500%, 9/1/2037	1,552,281	1,625,788
6.500%, 9/1/2037 (1)	4,109,779	4,304,393
6.500%, 11/1/2037	1,609,589	1,679,946
6.500%, 1/1/2038 (1)	1,713,939	1,795,101

		112,395,887

Total U.S. Government Agency-Mortgage Securities
(identified cost $112,939,103)		115,845,214

Short-Term Investments — 35.2%

Collateral Pool Investment for Securities on Loan — 27.8%
(See Note 2 of the Financial Statements)		58,763,000

Repurchase Agreement — 7.4%
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009, to be repurchased at $15,607,414 on 3/2/2009, collateralized by a U.S. Government Agency Obligation with a maturity of 8/23/2010, with a market value of $16,011,921 (at amortized cost)	15,607,141	15,607,141

Total Short-Term Investments (identified cost $74,370,141)		74,370,141

Total Investments — 161.2% (identified cost $385,488,223)		340,546,977
Other Assets and Liabilities — (61.2)%		(129,339,461)

Total Net Assets — 100.0%		$211,207,516

Portfolio Sector Allocations*
Sector	Fund
Asset-Backed Securities	2.3%
Collateralized Mortgage Obligations	10.4
Commercial Mortgage Securities	15.3
Corporate Bonds & Notes	40.7
U.S. Government & U.S. Government Agency Obligations	2.4
U.S. Government Agency-Mortgage Securities	54.9
Other Assets & Liabilities, Net	(26.0)

Total	100.0%

Core Plus Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 33.0%

Agriculture — 1.2%
Altria Group, Inc., 10.200%, 2/6/2039	$ 250,000	$ 255,776

Banks — 0.9%
Korea Development Bank, 8.000%, 1/23/2014	200,000	202,290

Biotechnology — 1.1%
Amgen, Inc., 6.400%, 2/1/2039	250,000	242,366

Commercial Services — 1.7%
McKesson Corp., 7.500%, 2/15/2019	350,000	366,061

Diversified Financial Services — 3.0%
Caterpillar Financial Services Corp., 2.216%, 6/24/2011 (4)	250,000	232,134
General Electric Capital Corp., 6.875%, 1/10/2039	250,000	202,867
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	208,346

		643,347

Electric — 1.2%
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	258,354

Environmental Control — 1.1%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	248,932

Forest Products & Paper — 0.8%
International Paper Co., 8.700%, 6/15/2038	250,000	167,667

Healthcare-Services — 2.6%
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	239,638
Roche Holdings, Inc., 7.000%, 3/1/2039 (6)(7)	300,000	315,372

		555,010

Lodging — 0.4%
Wyndham Worldwide Corp., 6.000%, 12/1/2016	200,000	96,998

Media — 2.2%
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	270,597
Viacom, Inc., 6.125%, 10/5/2017	250,000	206,078

		476,675

Miscellaneous Manufacturing — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	250,000	231,350

Oil & Gas — 4.6%
ConocoPhillips, 6.500%, 2/1/2039	250,000	243,088
Hess Corp., 8.125%, 2/15/2019	250,000	255,250
Nabors Industries, Inc., 9.250%, 1/15/2019 (6)(7)	250,000	230,088
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	255,780

		984,206

Pharmaceuticals — 1.2%
Abbott Laboratories, 6.000%, 4/1/2039	250,000	250,882

Pipelines — 2.4%
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	270,193

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines (continued)
TransCanada Pipelines, Ltd., 7.625%, 1/15/2039	$ 250,000	$ 250,405

		520,598

Retail — 1.2%
Staples, Inc., 9.750%, 1/15/2014	250,000	262,544

Telecommunications — 5.1%
AT&T, Inc., 6.550%, 2/15/2039	250,000	232,726
British Telecommunications PLC, 5.950%, 1/15/2018	200,000	164,235
Telecom Italia Capital SA, 1.650%, 2/1/2011 (4)	250,000	215,537
TELUS Corp., 8.000%, 6/1/2011	250,000	259,072
Vodafone Group PLC, 2.336%, 6/15/2011 (4)	250,000	231,411

		1,102,981

Transportation — 1.2%
FedEx Corp., 8.000%, 1/15/2019	250,000	262,748

Total Corporate Bonds & Notes (identified cost $7,085,849)		7,128,785

U.S. Government & U.S. Government Agency Obligations —3.5%

Federal National Mortgage Association — 0.9%
5.750%, 6/8/2020	100,000	99,328
5.750%, 2/27/2023	100,000	98,336

		197,664

U.S. Treasury Bonds & Notes — 2.6%
4.500%, 2/15/2036	500,000	553,906

Total U.S. Government & U.S. Government Agency Obligations (identified cost $758,629)		751,570

U.S. Government Agency-Mortgage Securities — 22.1%

Federal Home Loan Mortgage Corporation — 7.1%
5.000%, 2/1/2039	1,500,000	1,524,861

Federal National Mortgage Association — 10.4%
6.000%, 12/1/2038	966,238	999,140
6.500%, 10/1/2037	1,193,545	1,250,132

		2,249,272

Government National Mortgage Association — 4.6%
6.000%, 10/15/2038	956,417	990,535

Total U.S. Government Agency-Mortgage Securities
(identified cost $4,748,751)		4,764,668

Short-Term Investments — 41.9%

Mutual Funds — 21.1%
Marshall Prime Money Market Fund, Class I	4,545,469	4,545,469

U.S. Treasury Bills — 20.8%
0.165%, 4/2/2009 (11)	$1,500,000	1,499,784
0.230%, 5/7/2009 (11)	1,500,000	1,499,458
0.337%, 6/4/2009 (11)	1,500,000	1,498,962

		4,498,204

Total Short-Term Investments (identified cost $9,043,371)		9,043,673

Total Investments — 100.5% (identified cost $21,636,600)		21,688,696
Other Assets and Liabilities — (0.5)%		(102,652)

Total Net Assets — 100.0%		$21,586,044

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	33.0%
U.S. Government & U.S. Government Agency Obligations	3.5
U.S. Government Agency-Mortgage Securities	22.1
Other Assets & Liabilities, Net	41.4

Total	100.0%

Government Money Market Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 0.9%

Diversified Financial Services — 0.9%
General Electric Capital Corp., 1.461%, 7/8/2010 (4)	$ 10,000,000	$ 10,000,000

Total Corporate Bonds & Notes		10,000,000

U.S. Government & U.S. Government Agency Obligations — 27.1%

Federal Home Loan Bank — 19.2%
0.945%, 10/23/2009 (4)	55,000,000	55,009,826
1.064%, 5/5/2009 (4)	25,000,000	25,000,000
1.194%, 1/11/2010 (4)	10,000,000	9,998,183
1.211%, 2/19/2010 (4)	25,000,000	24,936,019
1.241%, 4/7/2009 (4)	50,000,000	50,000,000
1.251%, 1/8/2010 (4)	20,000,000	19,996,545
1.296%, 3/26/2009 (4)	25,000,000	24,999,930
2.800%, 5/6/2009	5,000,000	5,000,000
3.050%, 6/18/2009	5,000,000	5,000,000

		219,940,503

Federal Home Loan Mortgage Corporation — 7.8%
1.800%, 5/18/2009 (11)	4,848,000	4,829,093
1.800%, 5/28/2009 (11)	25,000,000	24,890,000
2.001%, 12/7/2009 (4)	50,000,000	49,982,761
2.450%, 4/9/2009	10,000,000	10,000,000

		89,701,854

Federal National Mortgage Association — 0.1%
3.600%, 3/3/2009	500,000	500,020
3.625%, 3/16/2009	1,000,000	1,000,558

		1,500,578

Total U.S. Government & U.S. Government Agency Obligations		311,142,935

Repurchase Agreements — 72.0%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 0.260%, dated 2/27/2009 to be repurchased at $230,004,983 on 3/02/2009, collateralized by U.S. Government Obligations with various maturities to 9/1/2038 with a market value of $234,600,001	230,000,000	230,000,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Cantor Fitzgerald, Inc., 1.000% dated 2/27/09 to be repurchased at $275,022,917 on 3/02/2009, collateralized by a U.S. Government Agency SBA Pool with various maturities to 1/1/2049, with a market value of $280,500,001	$275,000,000	$ 275,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.29%, dated 2/27/2009, to be repurchased at $150,003,625 on 3/2/2009, collateralized by a U.S. Government Agency Mortgage Pool with various maturities to 1/1/2039, with a market value of $153,000,001	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corporation, 0.140%, dated 2/27/2009, to be repurchased at $7,968,892 on 3/02/2009, collateralized by U.S. Government Agency Obligations with various maturities to 3/06/2009, with a market value of $8,132,319	7,968,799	7,968,799
Agreement with Morgan Stanley & Co., Inc. 0.230%, dated 2/27/09, to be repurchased at $162,003,105 on 3/2/2009, collateralized by a U.S. Government Agency Pool with various maturities to 1/19/2016, with a market value of $166,297,329	162,000,000	162,000,000

Total Repurchase Agreements		824,968,799

Total Investments — 100.0% (at amortized cost)		1,146,111,734
Other Assets and Liabilities — 0.0%		269,633

Total Net Assets — 100.0%		$1,146,381,367

Portfolio Sector Allocations*
Sector	Fund
Corporate Bonds & Notes	0.9%
U.S. Government & U.S. Government Agency Obligations	27.1
Repurchase Agreements	72.0
Other Assets and Liabilities, Net	0.0

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Commercial Paper — 0.7%

California — 0.7%
State of California General Obligation Commercial Paper Notes, 3.490%, 3/5/2009	$ 2,000,000	$ 2,000,000
State of California General Obligation Commercial Paper Notes, 5.000%, 3/3/2009	5,000,000	5,000,000

Total Commercial Paper		7,000,000

Municipals — 100.3%

Alabama — 1.3%
Chatom Industrial Development Board, Development, Revenue Bonds, 4.250%, 8/1/2037, Call Date 8/1/2009 (4)	5,500,000	5,500,000
City of Gardendale AL, Multi-Family Housing, Revenue Bonds, 0.680%, 10/1/2032, Call Date 4/1/2009 (4)	1,465,000	1,465,000
City of Gardendale AL, Multi-Family Housing, Revenue Bonds, 0.680%, 10/1/2032, Call Date 4/1/2009 (4)	1,584,000	1,584,000
City of Gardendale AL, Multi-Family Housing, Revenue Bonds, 0.680%, 10/1/2032, Call Date 4/1/2009 (4)	3,200,000	3,200,000

		11,749,000

Arizona — 0.9%
Arizona Health Facilities Authority, Medical, Revenue Bonds, 0.830%, 2/1/2042, Call Date 2/1/2013 (4)	8,000,000	8,000,000

California — 5.8%
California Municipal Finance Authority, Development, Revenue Bonds, 2.170%, 8/1/2037, Call Date 3/2/2009 (4)	5,605,000	5,605,000
Fontana Unified School District, School District, GO UT, 1.920%, 2/1/2016 (4)	5,645,000	5,645,000
Los Angeles Regional Airports Improvement Corp., Airport, Revenue Bonds, 0.650%, 12/1/2025, Call Date 4/1/2009 (4)	13,200,000	13,200,000
State of California, General Obligation, GO UT, 1.920%, 2/1/2015 (4)	6,660,000	6,660,000
State of California, General Obligation, GO UT, 4.250%, 3/1/2035, Call Date 3/1/2016 (4)	12,000,000	12,000,000
State of California, General, Revenue Notes, 5.500%, 5/20/2009	10,000,000	10,037,512

		53,147,512

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Colorado — 2.4%
Aspen Valley Hospital District, Medical, Revenue Bonds, 0.810%, 10/15/2033, Call Date 4/1/2009 (4)	$10,710,000	$ 10,710,000
Colorado Educational & Cultural Facilities Authority, Facilities, Revenue Bonds, 0.650%, 2/1/2034, Call Date 4/1/2009 (4)	975,000	975,000
Colorado Educational & Cultural Facilities Authority, Higher Education, Revenue Bonds, 1.170%, 7/1/2034, Call Date 4/1/2009 (4)	7,115,000	7,115,000
County of Pueblo CO, General, Revenue Bonds, 2.000%, 11/1/2028, Call Date 11/20/2009 (4)	1,500,000	1,500,000
Denver City & County CO, Development, Revenue Bonds, 0.660%, 7/1/2029, Call Date 3/4/2009 (4)	1,800,000	1,800,000

		22,100,000

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Higher Education, Revenue Bonds, Assured Guaranty Corp., 1.620%, 1/1/2016 (4)	3,575,000	3,575,000

Delaware — 0.5%
Wilmington DE, General, Revenue Bonds, 0.630%, 10/1/2037, Call Date 3/2/2009 (4)	5,000,000	5,000,000

District of Columbia — 0.5%
District of Columbia, Education, Revenue Bonds, 0.730%, 10/1/2023, Call Date 3/2/2009 (4)	4,330,000	4,330,000

Florida — 12.4%
Broward County School Board, Education, Certificate of Participation, 1.920%, 1/1/2016 (4)	4,995,000	4,995,000
Citizens Property Insurance, General, Revenue Notes, 4.500%, 6/1/2009	7,000,000	7,034,443
Citizens Property Insurance, General, Revenue Notes, GO, 4.500%, 6/1/2009	15,000,000	15,036,554
City of Gulf Breeze, Facilities, Revenue Bonds, 5.000%, 12/1/2020 (4)	16,500,000	16,500,000
County of Alachua FL, General, Revenue Bonds, 0.730%, 6/1/2025, Call Date 3/2/2009 (4)	3,100,000	3,100,000
Florida Higher Educational Facilities Financial Authority, Higher Education, Revenue Bonds, 0.620%, 3/1/2038, Call Date 3/4/2009 (4)	7,000,000	7,000,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Florida State Board of Education, Education, GO UT, 0.670%, 6/1/2038, Call Date 6/1/2018 (4)	$ 3,835,000	$ 3,835,000
Florida State Department of Environmental Protection, General, Revenue Bonds, 3.500%, 7/1/2009	3,660,000	3,675,809
Highlands County Health Facilities Authority, Medical, Revenue Bonds, 0.630%, 11/15/2035, Call Date 3/2/2009 (4)	10,000,000	10,000,000
Miami Health Facilities Authority, Medical, Revenue Bonds, 0.620%, 8/1/2026, Call Date 3/2/2009 (4)	9,270,000	9,270,000
Miami-Dade County Industrial Development Authority, Development, Revenue Bonds, 0.650%, 12/1/2038, Call Date 4/1/2009 (4)	10,300,000	10,300,000
Orange County Health Facilities Authority, Medical, Revenue Bonds, 0.700%, 10/1/2026, Call Date 3/2/2009 (4)	6,900,000	6,900,000
Puttable Floating Option Tax-Exempt Receipts, General, Certificate of Participation, 0.930%, 7/1/2023, Call Date 7/1/2016 (4)	6,675,000	6,675,000
University Athletic Association, Inc., General, Revenue Bonds, 0.550%, 10/1/2031, Call Date 3/2/2009 (4)	9,695,000	9,695,000

		114,016,806

Georgia — 4.0%
Athens-Clarke County Unified Government Development Authority, Higher Education, Revenue Bonds, 0.600%, 9/1/2031, Call Date 3/2/2009 (4)	4,600,000	4,600,000
Cobb County Housing Authority, Multi-Family Housing, Revenue Bonds, 0.670%, 6/1/2025, Call Date 3/15/2009 (4)	4,300,000	4,300,000
Fulton County Development Authority, Medical, Revenue Bonds, 0.620%, 6/1/2037, Call Date 3/2/2009 (4)	8,000,000	8,000,000
Marietta Housing Authority, Multi-Family Housing, Revenue Bonds, 0.800%, 7/1/2024, Call Date 3/2/2009 (4)	12,035,000	12,035,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Rome-Floyd County Development Authority, Development, Revenue Bonds, 0.770%, 11/1/2011 (4)	$ 3,500,000	$ 3,500,000
Roswell Housing Authority, Multi-Family Housing, Revenue Bonds, 0.610%, 8/1/2024, Call Date 3/2/2009 (4)	2,550,000	2,550,000
Savannah Economic Development Authority, Medical, Revenue Bonds, 0.670%, 3/1/2018, Call Date 3/2/2009 (4)	2,220,000	2,220,000

		37,205,000

Illinois — 7.9%
Illinois Finance Authority, General, Revenue Bonds, 0.530%, 8/15/2026, Call Date 3/2/2009 (4)	4,160,000	4,160,000
Illinois Finance Authority, General, Revenue Bonds, 0.580%, 8/15/2026, Call Date 3/2/2009 (4)	3,200,000	3,200,000
Illinois Finance Authority, General, Revenue Bonds, 0.600%, 8/15/2026, Call Date 3/2/2009 (4)	4,200,000	4,200,000
Illinois Finance Authority, General, Revenue Bonds, 0.820%, 2/15/2016 (4)	5,595,000	5,595,000
Illinois Finance Authority, General, Revenue Bonds, 0.930%, 5/1/2038, Call Date 3/2/2009 (4)	5,900,000	5,900,000
Illinois Health Facilities Authority, Medical, Revenue Bonds, 1.010%, 7/1/2029, Call Date 7/1/2012 (4)	5,850,000	5,850,000
Phoenix Realty Special Account-U LP, Multi-Family Housing, Revenue Bonds, 0.950%, 4/1/2020, Call Date 3/2/2009 (4)	4,075,000	4,075,000
Term Tender Custodial Receipts, General, Revenue Bonds, 1.500%, 4/13/2009 (6)	20,000,000	20,000,000
Upper Illinois River Valley Development Authority, Development, Revenue Bonds, 0.780%, 8/1/2033, Call Date 3/2/2009 (4)	6,335,000	6,335,000
Village of Lakemoor IL, Multi-Family Housing, Revenue Bonds, 2.610%, 6/1/2011 (4)	12,925,486	12,925,486

		72,240,486

Description	Principal Amount	Value
Municipals (continued)

Indiana — 0.3%
Indiana Finance Authority, General, Revenue Bonds, 1.080%, 6/1/2038, Call Date 4/1/2009 (4)	$ 3,000,000	$ 3,000,000

Iowa — 1.3%
Iowa Higher Education Loan Authority, Student Loan, Revenue Bonds, 0.650%, 3/1/2030, Call Date 3/2/2009 (4)	5,590,000	5,590,000
Iowa Higher Education Loan Authority, Student Loan, Revenue Notes, 3.000%, 5/20/2009	3,620,000	3,625,815
Woodbury County IA, General, Revenue Bonds, 0.580%, 12/1/2014, Call Date 4/1/2009 (4)	2,505,000	2,505,000

		11,720,815

Kentucky — 0.3%
Hancock County KY, 0.770%, 7/1/2011 (4)	1,000,000	1,000,000
Hancock County KY, 0.770%, 7/1/2012 (4)	1,685,000	1,685,000

		2,685,000

Louisiana — 1.8%
BB&T Municipal Trust, General, Revenue Bonds, 0.780%, 7/1/2018 (4)	1,225,000	1,225,000
BB&T Municipal Trust, General, Revenue Bonds, 0.780%, 1/1/2024, Call Date 3/2/2009 (4)	6,025,000	6,025,000
Lafayette Parish Industrial Development Board, Development, Revenue Bonds, 1.130%, 12/15/2014, Call Date 4/1/2009 (4)	1,355,000	1,355,000
Louisiana Public Facilities Authority, Medical, Revenue Bonds, 1.920%, 1/1/2022 (4)	2,500,000	2,500,000
Plaquemines Port Harbor & Terminal District, Transportation, Revenue Bonds, 2.200%, 3/15/2025, Call Date 9/15/2009 (4)	5,000,000	5,000,000

		16,105,000

Maryland — 1.8%
County of Baltimore MD, Development, Revenue Bonds, 0.620%, 10/1/2027, Call Date 3/2/2009 (4)	4,120,000	4,120,000
Maryland Community Development Administration, Development, Revenue Bonds, 0.700%, 3/1/2041, Call Date 4/1/2009 (4)	5,810,000	5,810,000
Maryland Health & Higher Educational Facilities Authority, Higher Education, Revenue Bonds, 0.530%, 7/1/2034, Call Date 3/2/2009 (4)	7,000,000	7,000,000

		16,930,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Massachusetts — 1.3%
BB&T Municipal Trust, General, 0.820%, 10/1/2028 (4)(6)(7)	$11,800,000	$ 11,800,000

Michigan — 3.3%
Michigan Strategic Fund, General, Revenue Bonds, 0.680%, 2/1/2032, Call Date 3/2/2009 (4)	5,795,000	5,795,000
Oakland County Economic Development Corp., Development, Revenue Bonds, 1.970%, 11/1/2037, Call Date 3/2/2009 (4)	19,390,000	19,390,000
Wayne State University, Higher Education, Revenue Bonds, 0.850%, 5/15/2016 (4)	4,995,000	4,995,000

		30,180,000

Minnesota — 2.1%
City of Bloomington MN, Development, Revenue Bonds, 0.720%, 12/1/2015 (4)	3,310,000	3,310,000
City of Bloomington MN, Development, Revenue Bonds, 0.720%, 12/1/2015, Call Date 4/1/2009 (4)	3,405,000	3,405,000
City of Coon Rapids MN, Medical, Revenue Bonds, 0.650%, 8/1/2015, Call Date 3/2/2009 (4)	3,500,000	3,500,000
Minnesota Rural Water Finance Authority, Water, Revenue Notes, 2.750%, 6/1/2009	7,500,000	7,512,993
St. Paul Port Authority, Transportation, Revenue Bonds, 4.000%, 6/1/2019 (4)	1,690,000	1,690,000

		19,417,993

Mississippi — 1.1%
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.000%, 1/1/2030 (4)	9,920,000	9,920,000

Montana — 0.4%
Montana Board of Investment, Development, Revenue Bonds, 0.720%, 9/1/2010 (4)	3,925,000	3,925,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, Multi-Family Housing, Revenue Bonds, 1.610%, 9/1/2031, Call Date 4/1/2009 (4)	600,000	600,000

Nevada — 0.6%
Las Vegas Valley Water District, General Obligation, GO, 0.750%, 6/1/2011 (4)	5,285,000	5,285,000

New Hampshire — 1.5%
New Hampshire Business Finance Authority, Development, Revenue Bonds, 0.630%, 1/1/2018, Call Date 4/1/2009 (4)	13,515,000	13,515,000

Description	Principal Amount	Value
Municipals (continued)

New York — 1.3%
JP Morgan Chase Putters/Drivers Trust, Transportation, Revenue Bonds, 0.750%, 5/15/2014 (4)	$ 8,370,000	$ 8,370,000
Suffolk County Industrial Development Agency, Development, Revenue Bonds, 1.300%, 4/1/2018, Call Date 3/4/2009 (4)	3,785,000	3,785,000

		12,155,000

Ohio — 10.3%
Allen County OH, Medical, Revenue Bonds, 0.650%, 10/1/2031, Call Date 3/2/2009 (4)	1,400,000	1,400,000
American Municipal Power-Ohio, Inc., Power, Revenue Notes, 3.500%, 4/1/2009	20,000,000	20,014,886
County of Lawrence OH, Development, Revenue Bonds, 0.770%, 11/1/2011 (4)	3,250,000	3,250,000
County of Montgomery OH, Development, Revenue Bonds, 0.770%, 10/1/2009 (4)	4,700,000	4,700,000
Montgomery County Transportation Improvement District, Transportation, GO, 2.875%, 11/4/2009, Call Date 5/1/2009	10,000,000	10,019,779
Ohio State Higher Educational Facility Commission, Higher Education, Revenue Bonds, 0.960%, 1/15/2046, Call Date 1/15/2017 (4)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.930%, 1/1/2019 (4)	7,140,000	7,140,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.250%, 10/1/2030 (4)	25,730,000	25,730,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 1.830%, 6/1/2037 (4)	11,065,000	11,065,000

		94,569,665

Oklahoma — 0.5%
Oklahoma Industries Authority, Education, Revenue Bonds, 1.130%, 8/1/2018, Call Date 4/1/2009 (4)	1,440,000	1,440,000
Tulsa Industrial Authority, Development, Revenue Bonds, 0.870%, 11/1/2026, Call Date 3/2/2009 (4)	2,955,000	2,955,000

		4,395,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)
Pennsylvania — 3.3%
Allegheny County Industrial Development Authority, Development, Revenue Bonds, 0.770%, 7/1/2010 (4)	$ 3,100,000	$ 3,100,000
Crawford Central School District, School District, GO, 2.500%, 2/15/2010	2,260,000	2,275,549
Pennsylvania Higher Educational Facilties Authority, Higher Education, Revenue Bonds, 2.150%, 5/1/2009, Call Date 5/1/2009 (4)	5,900,000	5,900,000
Puttable Floating Option Tax-Exempt Receipts, General, Revenue Bonds, 0.630%, 11/15/2037, Call Date 11/15/2010 (4)	10,000,000	10,000,000
Reading School District, School District, GO UT, 1.920%, 1/15/2014 (4)	9,075,000	9,075,000

		30,350,549
Puerto Rico — 2.4%
Puerto Rico Housing Finance Authority, Housing, Revenue Bonds, 0.670%, 6/1/2012 (4)	9,050,000	9,050,000
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.000%, 3/1/2013 (4)	7,605,000	7,605,000
Puerto Rico Industrial Medical & Envirmonmental Pollution Control Facilities Financing Authority, Development, Revenue Bonds, 2.250%, 3/1/2023, Call Date 3/1/2010 (4)	5,770,000	5,770,000

		22,425,000
South Carolina — 4.8%
County of Charleston SC, Medical, Revenue Bonds, 0.550%, 8/15/2030, Call Date 3/2/2009 (4)	5,000,000	5,000,000
County of York SC, Pollution, Revenue Bonds, 4.000%, 9/15/2024, Call Date 9/1/2009 (4)	30,000,000	30,000,000
Piedmont Municipal Power Agency, Power, Revenue Bonds, 0.750%, 7/1/2021 (4)	7,325,000	7,325,000
South Carolina Transportation Infrastructure Bank, Transportation, Revenue Bonds, 0.750%, 4/1/2012 (4)	2,095,000	2,095,000

		44,420,000
South Dakota — 1.4%
South Dakota Health & Educational Facilities Authority, Higher Education, Revenue Bonds, 0.720%, 10/1/2034, Call Date 4/1/2009 (4)	5,625,000	5,625,000

Description	Principal Amount	Value
Municipals (continued)

South Dakota (continued)
South Dakota Housing Development Authority, Housing, Revenue Bonds, GO, 0.750%, 5/1/2048, Call Date 3/2/2009 (4)	$ 7,320,000	$ 7,320,000

		12,945,000

Tennessee — 0.9%
Knox County Health Educational & Housing Facilities Board, Medical, Revenue Bonds, 0.600%, 1/1/2046, Call Date 3/2/2009 (4)	5,000,000	5,000,000
Rutherford County Industrial Development Board, Development, Revenue Bonds, 0.770%, 7/1/2010 (4)	1,000,000	1,000,000
Williamson County Industrial Development Board, Development, Revenue Bonds, 0.620%, 9/1/2025, Call Date 3/2/2009 (4)	2,450,000	2,450,000

		8,450,000

Texas — 5.7%
Atascosa County Industrial Development Corp., Development, Revenue Bonds, 0.700%, 6/30/2020, Call Date 3/2/2009 (4)	11,000,000	11,000,000
Crawford Education Facilities Corp., Education, Revenue Bonds, 1.080%, 5/1/2038, Call Date 3/5/2009 (4)	1,600,000	1,600,000
JP Morgan Chase Putters/Drivers Trust, Transportation, GO, 0.670%, 2/15/2015 (4)(6)(7)	4,995,000	4,995,000
JP Morgan Chase Putters/Drivers Trust, Transportation, GO UT, 0.670%, 2/15/2012 (4)(6)(7)	7,960,000	7,960,000
JP Morgan Chase Putters/Drivers Trust, Transportation, GO UT, 0.670%, 2/15/2028, Call Date 2/15/2017 (4)(6)(7)	16,685,000	16,685,000
Texas Small Business Industrial Development Corp., Development, Revenue Bonds, 0.630%, 7/1/2026, Call Date 3/4/2009 (4)	9,915,000	9,915,000

		52,155,000

Utah — 0.8%
Utah Associated Municipal Power Systems, Power, Revenue Bonds, 2.170%, 4/1/2012 (4)	7,100,000	7,100,000

Virginia — 1.5%
BB&T Municipal Trust, General, 0.680%, 3/1/2023 (4)	3,575,000	3,575,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Virginia (continued)
Harrisonburg Industrial Development Authority, Development, Revenue Bonds, 0.600%, 12/1/2021, Call Date 3/2/2009 (4)	$ 5,670,000	$ 5,670,000
Richmond Industrial Development Authority, Development, Revenue Bonds, 0.620%, 5/1/2035, Call Date 3/2/2009 (4)	3,000,000	3,000,000
Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Revenue Bonds, 0.680%, 9/1/2019, Call Date 3/2/2009 (4)	1,405,000	1,405,000

		13,650,000

Washington — 2.7%
Central Washington University, Higher Education, Revenue Bonds, 0.750%, 11/1/2012 (4)	6,935,000	6,935,000
Spokane Public Facilities District, Facilities, Revenue Bonds, 0.750%, 6/1/2012 (4)	6,230,000	6,230,000
Washington Economic Development Finance Authority, Development, Revenue Bonds, 0.580%, 8/1/2033, Call Date 3/2/2009 (4)	7,500,000	7,500,000
Washington State Housing Finance Commission, Housing, Revenue Bonds, 0.580%, 11/1/2032, Call Date 3/2/2009 (4)	2,755,000	2,755,000
Washington State Housing Finance Commission, Housing, Revenue Bonds, 0.650%, 12/1/2023, Call Date 3/2/2009 (4)	1,480,000	1,480,000

		24,900,000

Wisconsin — 12.7%
Appleton Area School District, School District, Revenue Notes, 4.150%, 9/30/2009	5,000,000	5,004,468
Arrowhead Union High School District, School District, Revenue Notes, 2.375%, 9/29/2009	3,550,000	3,554,521
Ashland School District, School District, Revenue Bonds, 2.250%, 8/28/2009	4,300,000	4,303,333
Denmark School District, School District, Revenue Notes, 2.500%, 8/28/2009	3,500,000	3,501,854
La Crosse WI, Development, Revenue Bonds, 0.580%, 6/1/2028, Call Date 3/2/2009 (4)	9,500,000	9,500,000
Menomonee Falls School District, School District, Revenue Notes, 2.720%, 8/24/2009	10,250,000	10,256,722

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Mequon & Thiensville School District, School District, GO UT, 2.500%, 9/4/2009	$ 9,500,000	$ 9,523,823
Pulaski Community School District, School District, Revenue Notes, 2.750%, 9/15/2009	4,100,000	4,105,405
Shawano School District, School District, GO UT, 2.750%, 1/4/2010, Call Date 6/1/2009	12,900,000	12,927,556
Sheboygan Falls School District, School District, GO UT, 2.250%, 9/23/2009	2,000,000	2,001,761
Shorewood School District, School District, Revenue Notes, 3.500%, 10/15/2009	6,400,000	6,408,462
St. Francis School District, School District, Notes, 2.875%, 12/23/2009, Call Date 6/23/2009	3,400,000	3,409,222
Two Rivers Public School District, School District, Revenue Notes, 2.500%, 9/30/2009	4,200,000	4,206,927
Watertown Unified School District, School District, GO UT, 2.750%, 12/1/2009, Call Date 5/1/2009	3,100,000	3,104,387
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.650%, 4/1/2036, Call Date 3/2/2009 (4)	2,500,000	2,500,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.660%, 2/1/2039, Call Date 4/1/2009 (4)	4,200,000	4,200,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 0.970%, 8/1/2026, Call Date 3/2/2009 (4)	11,000,000	11,000,000
Wisconsin Health & Educational Facilities Authority, Medical, Revenue Bonds, 1.020%, 2/1/2022 (4)	1,675,000	1,675,000
Wisconsin Health & Educational Facilities Authority, Nursing Homes, Revenue Bonds, 1.130%, 5/1/2026, Call Date 4/1/2009 (4)	200,000	200,000
Wisconsin School Districts Temporary Borrowing Program, Education, Certificate of Participation, 3.000%, 10/30/2009	12,500,000	12,606,713
Wisconsin-Dells School District, School District, Notes, 4.250%, 10/28/2009	2,750,000	2,754,364

		116,744,518

Total Municipals		920,707,344

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Tax-Free Money Market Fund(continued)

Description	Shares	Value
Mutual Funds — 1.7%
Federated Tax-Free Obligations Fund, Class I	15,441,992	$ 15,441,992

Total Mutual Fund Money Markets (identified cost $15,441,992)		15,441,992

Total Investments — 102.7% (at amortized cost)		943,149,336
Other Assets and Liabilities — (2.7)%		(24,948,603)

Total Net Assets — 100.0%		$918,200,733

Portfolio Sector Allocations*
Sector	Fund
Commercial Paper	0.7%
Municipals	100.3
Mutual Funds	1.7
Other Assets & Liabilities, Net	(2.7)

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Commercial Paper — 57.9%

Asset-Backed Securities — 25.2%
Atlantis One Funding, 0.750%, 5/13/2009 (6)(7)(11)	$150,000,000	$ 149,771,874
Chariot Funding LLC, 0.550%, 5/5/2009 (6)(7)(11)	50,000,000	49,950,347
Chariot Funding LLC, 0.550%, 5/27/2009 (6)(7)(11)	51,000,000	50,932,213
Ciesco LLC, 1.000, 5/18/2009 (6)(7)(11)	100,000,000	99,783,333
Clipper Receivables Co., LLC, 0.500%, 3/2/2009 (6)(7)(11)	150,000,000	149,997,916
Fairway Finance Corp., 0.670%, 5/11/2009 (6)(7)(11)	23,000,000	22,969,608
Fairway Finance Corp., 0.670%, 5/20/2009 (6)(7)(11)	60,000,000	59,910,667
Fairway Finance Corp., 0.680%, 5/8/2009 (6)(7)(11)	25,000,000	24,967,889
Fairway Finance Corp., 1.700%, 3/6/2009 (6)(7)(11)	41,400,000	41,390,225
Falcon Asset Securitization Co., LLC, 0.550%, 5/26/2009 (6)(7)(11)	51,000,000	50,932,992
Gemini Securitization Corp., 0.900%, 5/19/2009 (6)(7)(11)	100,000,000	99,802,500
Gemini Securitization Corp., 0.900%, 5/22/2009 (6)(7)(11)	50,000,000	49,897,500
GovCo LLC, 0.950%, 5/15/2009 (6)(7)(11)	50,000,000	49,901,042
GovCo LLC, 0.950%, 5/18/2009 (6)(7)(11)	100,000,000	99,794,166
Jupiter Securitization Co., 0.550%, 5/5/2009 (6)(7)(11)	100,000,000	99,900,694

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Park Avenue Receivables Co., 0.500%, 4/7/2009 (6)(7)(11)	$65,000,000	$ 64,966,597
Park Avenue Receivables Co., 0.500%, 5/4/2009 (6)(7)(11)	85,000,000	84,924,445
Thunder Bay Funding LLC, 0.620%, 5/14/2009 (6)(7)(11)	25,045,000	25,013,082
Thunder Bay Funding LLC, 0.650%, 6/1/2009 (6)(7)(11)	50,000,000	49,917,847
Thunder Bay Funding LLC, 0.650%, 6/3/2009 (6)(7)(11)	50,000,000	49,916,042

		1,374,640,979

Automobiles — 2.8%
Toyota Financial Services, 1.200%, 4/6/2009 (11)	100,000,000	99,880,000
Toyota Financial Services, 1.200%, 4/17/2009 (11)	50,000,000	49,921,667

		149,801,667

FDIC - Insured CP — 2.8%
Citigroup Funding Inc., 2.180%, 3/2/2009 (11)	150,000,000	149,990,916

Foreign Banks — 20.7%
Australia & New Zealand Banking Group, 2.601%, 10/2/2009 (4)(6)(7)	150,000,000	150,000,000
Bank of Ireland, 2.000%, 3/16/2009 (6)(7)(11)	50,000,000	49,958,333
BNP Paribas Finance, Inc., 0.860%, 4/27/2009 (11)	150,000,000	149,795,750
Calyon North America, Inc., 1.000%, 5/11/2009 (11)	75,000,000	74,852,083
Calyon North America, Inc., 2.080%, 3/9/2009 (11)	75,000,000	74,965,333
Danske Corp., 1.200%, 3/30/2009 (6)(7)(11)	100,000,000	99,903,026
DNB Nor Bank Asa, 1.270%, 4/22/2009 (6)(7)(11)	25,750,000	25,702,763
DNB Nor Bank Asa, 1.300%, 5/7/2009 (6)(7)(11)	100,000,000	99,758,056
Irish Life & Permanent Treasury PLC, 2.300%, 3/12/2009 (6)(7)(11)	100,000,000	99,929,722
Societe Generale North America, Inc., 0.970%, 4/23/2009 (11)	150,000,000	149,785,792
UBS Finance (Delaware) LLC, 1.150%, 4/20/2009 (11)	50,000,000	49,920,139
UBS Finance (Delaware) LLC, 2.100%, 3/10/2009 (11)	100,000,000	99,947,500

		1,124,518,497

Insurance — 3.7%
Prudential Financial, Inc., 1.170%, 5/21/2009 (6)(7)(11)	50,000,000	49,868,375
Prudential Financial, Inc., 2.500%, 4/24/2009 (6)(7)(11)	25,000,000	24,906,250
Prudential Financial, Inc., 3.000%, 4/29/2009 (6)(7)(11)	125,000,000	124,385,417

		199,160,042

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Schedule of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Telecommunication Services — 2.7%
Verizon Communications, 0.850%, 4/20/2009 (6)(7)(11)	$ 59,249,000	$ 59,178,775
Verizon Communications, 0.860%, 4/21/2009 (6)(7)(11)	90,000,000	89,890,917

		149,069,692

Total Commercial Paper		3,147,181,793

Corporate Bonds & Notes — 2.5%

Telecommunications — 2.5%
Bellsouth Corp., 4.973%, 4/26/2009 (6)(7)	134,000,000	134,262,901

Total Corporate Bonds & Notes		134,262,901

Municipals — 0.9%

Florida — 0.5%
Highlands County Fl Health Facilities Authority, Revenue Bonds, 0.570%, 11/15/2037 (4)	28,350,000	28,350,000

Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority, Revenue Bonds (Series E), 1.600%, 3/1/2036 (4)	21,870,000	21,870,000

Total Municipals		50,220,000

Notes-Variable — 25.4%

Banks — 7.4%
Bank of America, 1.374%, 7/30/2009 (4)	65,000,000	65,000,000
Bank of America, 1.625%, 10/2/2009 (4)	85,000,000	85,000,000
Bank of Montreal/Chicago, 1.636%, 8/28/2009 (4)	150,000,000	150,000,000
Westpac Banking Corp. NY, (Series DPNT), 1.528%, 8/11/2009 (4)	100,000,000	100,000,000

		400,000,000

Broker/Dealers — 2.3%
Deutsche Bank NY, 1.735%, 10/21/2009 (4)	50,000,000	50,000,000
Goldman Sachs Group, Inc., 1.588%, 6/23/2009 (4)	10,429,000	10,400,229
Goldman Sachs Group, Inc., 1.625%, 6/19/2009 (4)	12,429,000	12,395,632
Goldman Sachs Group, Inc., 1.998%, 12/17/2009 (4)	50,000,000	50,000,000

		122,795,861

Consumer Staples — 2.2%
Procter & Gamble Co., 1.466%, 8/19/2009 (4)	58,000,000	58,072,661
Procter & Gamble Co., 1.486%, 2/8/2010 (4)	60,000,000	60,000,000

		118,072,661

Description	Principal Amount	Value
Notes-Variable (continued)

Financial Services — 0.7%
General Electric Capital Corp., 1.461%, 7/8/2010 (4)	$ 40,000,000	$ 40,000,000

Foreign Banks — 3.3%
Danske Corp., 1.810%, 1/8/2010 (4)	50,000,000	50,000,000
National Australia Bank, 1.321%, 8/19/2009 (4)(6)(7)	8,000,000	7,978,690
National Australia Bank, 2.204%, 9/11/2009 (4)(6)(7)	19,761,000	19,733,879
National Australia Bank, 2.423%, 10/6/2009 (4)(6)(7)	100,000,000	100,000,000

		177,712,569

Insurance — 6.7%
Hartford Life Global Funding, 2.286%, 10/15/2009 (4)	40,000,000	40,000,000
Jackson National Life Insurance Co., 1.736%, 5/22/2009 (4)(6)(7)	100,000,000	99,994,138
MassMutual Global Funding II 1.828%, 3/19/2009 (4)(6)(7)	75,000,000	75,000,000
Metropolitan Life Global Funding I 1.668%, 8/7/2009 (4)(6)(7)	35,000,000	35,000,000
Metropolitan Life Insurance Co., 2.453%, 6/1/2009 (4)(6)(10)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 2.920%, 2/1/2010 (4)(6)(10)	50,000,000	50,000,000

		364,994,138

Personal Credit — 1.9%
American Honda Finance Corp., (Series MTN), 1.541%, 7/8/2009 (4)(6)(7)	55,000,000	55,000,000
American Honda Finance Corp., (Series MTN), 1.565%, 4/2/2009 (4)(6)(7)	50,000,000	50,000,000

		105,000,000

Pharmaceuticals — 0.9%
Roche Holdings, Inc., 2.249%, 2/25/2010 (4)(6)(7)	50,000,000	50,000,000

Total Notes-Variable		1,378,575,229

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements — 13.8%
Agreement with Deutsche Bank Alex Brown, Inc., 0.270%, dated 02/27/2009 to be repurchased at $150,003,375 on 03/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 3/6/2012, with a market value of $153,000,753	$150,000,000	$ 150,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.463%, dated 2/27/2009 to be repurchased at $150,005,781 on 3/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2018, with a market value of $153,972,514	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corporation, 0.140%, dated 2/27/2009 to be repurchased at $115,716,161 on 3/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 2/11/2010, with a market value of $118,030,071	115,714,811	115,714,811
Agreement with Morgan Stanley & Co., Inc., 0.210%, dated 2/27/2009 to be repurchased at $183,003,203 on 3/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2056, with a market value of $187,281,487	183,000,000	183,000,000
Agreement with Morgan Stanley & Co., Inc., 0.563%, dated 2/27/2009 to be repurchased at $150,007,031 on 3/2/2009, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2067, with a market value of $156,944,688	150,000,000	150,000,000

Total Repurchase Agreements		748,714,811

Description	Principal Amount	Value
Trust Demand Notes — 1.2%

Broker/Dealers — 1.2%
JP Morgan Securities, Inc., 0.563%, 3/2/2009 (4)(6)(7)	$ 63,000,000	$ 63,000,000

Total Trust Demand Notes		63,000,000

Total Investments — 101.7% (at amortized cost)		5,521,954,734
Other Assets and Liabilities — (1.7)%		(90,490,719)

Total Net Assets — 100.0%		$5,431,464,015

Portfolio Sector Allocations*
Sector	Fund
Commercial Paper	57.9%
Corporate Bonds & Notes	2.5
Municipals	0.9
Notes-Variable	25.4
Repurchase Agreements	13.8
Trust Demand Notes	1.2
Other Assets and Liabilities, Net	(1.7)

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2009.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2009 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.
(4)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2009.
(5)	Purchased on a when-issued or delayed delivery basis.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2009, these securities amounted to:

Fund	Amount	% of Total Net Assets
Short-Term Income Fund	$4,047,816	5.04%
Short-Intermediate Bond Fund	20,413,360	12.80
Government Income Fund	10,350,890	2.09
Corporate Income Fund	598,022	4.74
Aggregate Bond Fund	20,113,359	9.52
Core Plus Bond Fund	545,460	2.53
Tax-Free Money Market Fund	61,440,000	6.69
Prime Money Market Fund	3,053,092,221	56.21

(7)	Denotes a restricted security which has been deemed liquid by criteria approved by the Board of Directors of Marshall Funds, Inc.
(8)	Please refer to the Statement of Additional Information for an explanation of the credit ratings. Credit ratings contained in the Schedule of Investments are unaudited.
(9)	Securities that are subject to alternative minimum tax represent 10.73% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.
(10)	Securities have redemption features that may delay redemption beyond seven days.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Issue is in default or bankruptcy.

The following acronyms are used throughout this report:

ACA	—American Capital Access Corporation
ADED	—Arkansas Department of Economic Development
ADR	—American Depository Receipt
AGC	—Assured Guaranty Corporation
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corporation
BMA	—Bond Market Association
CFC	—National Rural Utilities Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
FSA	—Financial Security Assurance Corporation
GDR	—Global Depository Receipt
GNMA	—Government National Mortgage Association
GO	—Government Obligation
HFDC	—Health Facility Development Corporation
HUD	—Department of Housing and Urban Development
IDC	—Industrial Development Corporation
IMI	—Investors Mortgage Insurance Company
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
MBIA	—Municipal Bond Insurance Association
MHF	—Maryland Housing Fund
MTN	—Medium Term Note
PCA	—Pollution Control Authority
PLC	—Public Limited Company
PSF	—Permanent School Fund Guaranteed
PUFG	—Permanent University Fund Guarantee

RADIAN—Radian Asset Assurance

REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes
XLCA	—XL Capital Assurance

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February 28, 2009 (Unaudited)

Statements of Assets and Liabilities

	Large-Cap Value Fund	Large-Cap Growth Fund
Assets:
Investments in securities, at value	$211,873,459	$161,361,577
Investments in repurchase agreements	4,061,187	3,679,956
Cash	—	—
Cash denominated in foreign currencies	—	—
Dividends receivable	673,587	246,101
Interest receivable	47	43
Receivable for investments sold	757,589	1,036,773
Receivable for capital stock sold	1,374,813	2,574,984
Receivable for daily variation margin	—	—
Receivable from affiliates	—	—
Other receivables	28,678	26,158

Total assets	218,769,360	168,925,592
Liabilities:
Payable for capital stock redeemed	187,571	89,279
Payable for investments purchased	—	2,393,742
Payable on collateral due to broker	62,272,135	41,835,123
Payable for foreign tax expense	—	—
Call Options written, at value (premium received $533,030)	363,530	—
Put Options written, at value (proceeds received $364,375)	253,978	—
Payable for income distribution	—	—
Payable to affiliates (Note 5)	126,991	97,093
Other liabilities	28,612	23,989

Total liabilities	63,232,817	44,439,226

Total Net Assets	$155,536,543	$124,486,366

Net Assets Consist of:
Paid-in-capital	$228,498,778	$199,226,681
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(41,901,280)	(26,396,347)
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(31,976,282)	(48,565,986)
Undistributed net investment income (distributions in excess of net investment income)	915,327	222,018

Total Net Assets	$155,536,543	$124,486,366

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$7.56	$7.21
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$7.56	$7.21
Offering Price Per Share	$8.02 (3)	$7.65 (3)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$7.57	$7.23
Net Assets:
Investor Class of Shares	$62,618,355	$41,432,737
Advisor Class of Shares	5,599,512	4,370,376
Institutional Class of Shares	87,318,676	78,683,253

Total Net Assets	$155,536,543	$124,486,366

Shares Outstanding:
Investor Class of Shares	8,284,863	5,742,652
Advisor Class of Shares	740,868	605,750
Institutional Class of Shares	11,542,327	10,887,347

Total Shares Outstanding	20,568,058	17,235,749

Investments, at identified cost	$258,115,823	$191,437,880

(1)	Commenced operations on December 23, 2008.
(2)	Identified cost of cash denominated in foreign currencies are $512,450 and $46,151, respectively.
(3)	Computation of offering price per share 100/94.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund		Emerging Markets Equity Fund (1)

$207,212,890	$192,790,137	$227,343,438	$125,118,055		$8,064,615
5,521,569	3,039,446	4,207,296	4,731,869		374,191
—	—	—	—		—
—	—	—	481,522	(2)	44,405 (2)
393,816	55,556	21,676	578,126		12,173
64	36	49	37		3
—	5,337,684	4,523,815	1,254,125		—
1,066,446	2,606,785	157,324	2,739,077		—
—	—	—	—		—
—	—	—	—		33,730
26,701	27,028	29,157	2,474,055		48,285

214,221,486	203,856,672	236,282,755	137,376,866		8,577,402

90,576	157,301	154,452	159,728		—
1,246,390	4,522,369	5,359,818	1,199,002		—
59,908,697	56,118,972	65,491,802	26,226,752		—
—	—	—	33,875		121
—	—	—	—		—
—	—	—	—		—
—	—	—	—		—
130,493	108,980	172,257	108,702		7,677
52,762	24,098	27,236	56,681		3,211

61,428,918	60,931,720	71,205,565	27,784,740		11,009

$152,792,568	$142,924,952	$165,077,190	$109,592,126		$8,566,393

$255,682,386	$228,148,749	$289,235,520	$280,113,966		$9,689,381

(81,714,494)	(22,431,099)	(26,363,978)	(50,116,012)		(1,025,523)

(22,205,615)	(62,996,710)	(97,928,110)	(121,294,567)		(83,085)

1,030,291	204,012	133,758	888,739		(14,380)

$152,792,568	$142,924,952	$165,077,190	$109,592,126		$8,566,393

$6.41	$9.81	$8.38	$6.02		$8.81

$6.41	$9.81	$8.38	$6.02		$8.81
$6.80 (3)	$10.41 (3)	$8.89 (3)	$6.39	(3)	$9.35 (3)

$6.40	$9.84	$8.41	$6.10		$8.81

$84,634,301	$39,433,276	$75,794,503	$28,511,777		$107,484
4,467,240	2,644,045	8,493,169	2,374,510		15,212
63,691,027	100,847,631	80,789,518	78,705,839		8,443,697

$152,792,568	$142,924,952	$165,077,190	$109,592,126		$8,566,393

13,209,259	4,020,739	9,043,779	4,736,166		12,204
697,229	269,596	1,013,407	394,415		1,727
9,952,077	10,250,136	9,612,021	12,906,447		958,495

23,858,565	14,540,471	19,669,207	18,037,028		972,426

$294,448,953	$218,260,682	$257,914,712	$179,918,512		$9,462,583

February 28, 2009 (Unaudited)

Statements of Assets and Liabilities

	Short-Term Income Fund	Short- Intermediate Bond Fund	Intermediate Tax-Free Fund	Government Income Fund
Assets:
Investments in securities, at value	$80,556,114	$191,952,270	$100,870,132	$900,350,102
Investments in repurchase agreements	7,150,043	2,611,471	—	9,457,216
Cash	—	—	100,820	—
Cash denominated in foreign currencies	—	—	—	—
Dividends receivable	21,639	—	3,857	—
Interest receivable	309,000	2,531,009	1,105,348	2,557,078
Receivable for investments sold	—	19,775,478	55,035	25,649,046
Receivable for capital stock sold	8,176	1,596,864	41,042	533,273
Receivable for daily variation margin	31,484	—	—	—
Receivable from affiliates	—	—	—	—
Other receivables	39,336	25,081	15,632	245,988

Total assets	88,115,792	218,492,173	102,191,866	938,792,703
Liabilities:
Payable for capital stock redeemed	64,701	274,350	177,056	699,498
Payable for investments purchased	—	56,339,609	2,584,122	199,699,909
Payable on collateral due to broker	7,525,154	1,937,853	—	242,208,601
Payable for foreign tax expense	—	—	—	—
Call Options written, at value	—	—	—	—
Put Options written, at value	—	—	—	—
Payable for income distribution	119,688	353,094	262,835	606,548
Payable to affiliates (Note 5)	17,353	46,787	26,089	234,653
Other liabilities	11,568	36,056	4,962	50,050

Total liabilities	7,738,464	58,987,749	3,055,064	443,499,259

Total Net Assets	$80,377,328	$159,504,424	$99,136,802	$495,293,444

Net Assets Consist of:
Paid-in-capital	$96,003,020	$250,956,804	$98,980,928	$540,322,204
Net unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(8,867,625)	(74,232,442)	780,013	(49,630,480)
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(6,837,488)	(17,473,229)	(619,985)	4,241,682
Undistributed net investment income (distributions in excess of net investment income)	79,421	253,291	(4,154)	360,038

Total Net Assets	$80,377,328	$159,504,424	$99,136,802	$495,293,444

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$8.45	$7.14	$9.95	$8.76
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$8.45	$7.14	$—	$8.76
Offering Price Per Share	$8.62 (2)	$7.42 (3)	$—	$9.10	(3)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$8.45	$7.13	$—	$8.76
Net Assets:
Investor Class of Shares	$17,497,138	$51,228,923	$99,136,802	$294,367,681
Advisor Class of Shares	1,773,645	3,802,170	—	4,390,834
Institutional Class of Shares	61,106,545	104,473,331	—	196,534,929

Total Net Assets	$80,377,328	$159,504,424	$99,136,802	$495,293,444

Shares Outstanding:
Investor Class of Shares	2,071,889	7,175,179	9,964,891	33,607,671
Advisor Class of Shares	209,882	532,869	—	501,314
Institutional Class of Shares	7,228,544	14,643,479	—	22,447,823

Total Shares Outstanding	9,510,315	22,351,527	9,964,891	56,556,808

Investments, at identified cost	$96,612,207	$268,796,183	$100,090,119	$959,437,798

(1)	Commenced operations on December 23, 2008.
(2)	Computation of offering price per share 100/98.00 of net asset value.
(3)	Computation of offering price per share 100/96.25 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Corporate Income Fund (1)		Aggregate Bond Fund		Core Plus Bond Fund (1)	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund

$12,713,869		$324,939,836		$21,688,696	$321,142,935	$943,149,336	$4,773,239,923
—		15,607,141		—	824,968,799	—	748,714,811
—		—		—	—	1,020	971,141
—		—		—	—	—	—
4,960		—		9,477	—	—	—
78,418		2,381,445		101,541	794,985	4,134,297	10,514,097
—		11,098,993		—	—	12,780,930	—
8,881		338,134		—	9	40,623	2,238,946
—		—		—	—	—	—
9,131		—		5,033	—	—	—
48,285		19,491		35,591	79,188	89,774	426,676

12,863,544		354,385,040		21,840,338	1,146,985,916	960,195,980	5,536,105,594

—		228,037		—	—	—	—
249,428		83,888,205		249,427	—	41,155,860	99,833,889
—		58,763,000		—	—	—	—
—		—		—	—	—	—
—		—		—	—	—	—
—		—		—	—	—	—
233		198,271		1,019	300,779	613,744	3,331,976
1,099		85,212		1,853	284,236	199,468	1,375,658
344		14,799		1,995	19,534	26,175	100,056

251,104		143,177,524		254,294	604,549	41,995,247	104,641,579

$12,612,440		$211,207,516		$21,586,044	$1,146,381,367	$918,200,733	$5,431,464,015

$12,602,589		$253,635,712		$21,541,449	$1,146,381,367	$918,181,014	$5,431,782,709

16,471		(44,941,246)		52,096	—	—	—

—		2,390,367		50	—	19,666	(327,870)

(6,620)		122,683		(7,551)	—	53	9,176

$12,612,440		$211,207,516		$21,586,044	$1,146,381,367	$918,200,733	$5,431,464,015

$10.02		$8.55		$10.02	$1.00	$1.00	$1.00

$10.02		$8.55		$—	$—	$—	$1.00
$10.41	(3)	$8.88	(3)	$—	$—	$—	$—

$10.02		$8.55		$10.02	$1.00	$1.00	$1.00

$37,472		$63,357,206		$1,994	$686,361,628	$383,710,385	$2,400,627,693
90,039		391,475		—	—	—	128,085,063
12,484,929		147,458,835		21,584,050	460,019,739	534,490,348	2,902,751,259

$12,612,440		$211,207,516		$21,586,044	$1,146,381,367	$918,200,733	$5,431,464,015

3,739		7,406,387		199	686,361,899	383,699,994	2,400,826,695
8,984		45,762		—	—	—	128,115,427
1,245,767		17,238,904		2,153,579	460,019,468	534,481,020	2,902,840,580

1,258,490		24,691,053		2,153,778	1,146,381,367	918,181,014	5,431,782,702

$12,697,398		$385,488,223		$21,636,600	$1,146,111,734	$943,149,336	$5,521,954,734

Six Months Ended February 28, 2009 (Unaudited)

Statements of Operations

	Large-Cap Value Fund	Large-Cap Growth Fund
Investment Income:
Dividend income	$3,256,901	$1,319,083
Interest income	7,480	9,493
Securities lending income	90,700	83,391
Other income	—	—

Total income	3,355,081	1,411,967
Expenses:
Investment adviser fee (Note 5)	738,215	575,443
Shareholder services fees (Note 5)—
Investor Class of Shares	96,852	63,039
Advisor Class of Shares	8,786	6,700
Administrative fees (Note 5)	91,010	70,971
Portfolio accounting fees	46,023	39,678
Recordkeeping fees (Note 5)	81,203	91,794
Custodian fees (Note 5)	19,638	15,345
Registration fees	28,196	31,721
Auditing fees	12,827	12,827
Legal fees	2,941	2,941
Printing and postage	15,596	14,470
Directors’ fees	9,446	9,446
Insurance premiums	1,231	1,077
Distribution services fees (Note 5)—
Advisor Class of Shares	—	—
Treasury temporary guarantee program fees	—	—
Miscellaneous	5,920	5,925

Total expenses	1,157,884	941,377
Deduct (Note 5)—
Expense waivers	—	—

Net expenses	1,157,884	941,377

Net investment income (loss)	2,197,197	470,590
Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions	(26,246,513)	(45,903,884)
Net realized gain (loss) on written options	(459,051)	10,620
Net realized gain on futures contracts	—	—
Net realized loss on foreign currency contracts	—	—
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(69,674,757)	(41,657,151)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(96,380,321)	(87,550,415)

Change in net assets resulting from operations	$(94,183,124)	$(87,079,825)

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(2)	Net of foreign taxes withheld of $854 and $134,438, respectively.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Emerging Markets Equity Fund (1)

$2,048,928	$990,193 (2)	$1,078,027	$1,874,572 (2)	$14,378
22,902	16,694	15,378	4,434	102
169,022	169,646	527,615	89,883	—
—	—	—	1,317,745	—

2,240,852	1,176,533	1,621,020	3,286,634	14,480

731,276	627,078	998,516	860,424	16,780

139,618	58,602	116,033	55,890	38
7,456	4,012	12,909	4,043	3
90,117	77,340	92,218	79,857	1,552
45,423	41,638	46,340	20,181	305
126,047	69,795	100,037	67,841	9,534
19,402	16,722	19,777	125,393	7,782
30,891	31,525	32,028	28,330	6,620
12,827	12,827	12,827	12,827	4,103
2,941	2,941	2,941	2,941	1,192
28,077	13,643	17,782	19,311	795
9,446	9,446	9,446	9,446	3,239
1,292	1,127	1,332	1,610	133

—	—	—	—	—
—	—	—	—	—
6,076	5,825	5,927	6,618	2,669

1,250,889	972,521	1,468,113	1,294,712	54,745

—	—	—	—	(33,730)

1,250,889	972,521	1,468,113	1,294,712	21,015

989,963	204,012	152,907	1,955,259	(6,535)

(20,915,045)	(61,290,143)	(66,636,476)	(109,650,204)	(70,616)
—	—	—	—	—
—	—	—	—	—
—	—	—	(546,878)	(12,469)

(97,720,319)	(35,976,727)	(53,285,353)	(31,727,249)	(1,025,523)

(118,635,364)	(97,266,870)	(119,921,829)	(141,924,331)	(1,108,608)

$(117,645,401)	$(97,062,858)	$(119,768,922)	$(139,932,409)	$(1,115,143)

Six Months Ended February 28, 2009 (Unaudited)

Statements of Operations

	Short-Term Income Fund	Short- Intermediate Bond Fund	Intermediate Tax-Free Fund	Government Income Fund
Investment Income:
Dividend income	$200,257	$—	$48,786	$—
Interest income	2,123,316	7,120,785	2,127,248	15,412,279
Securities lending income	28,107	84,741	—	886,412
Other income	15,717	—	—	217,089

Total income	2,367,397	7,205,526	2,176,034	16,515,780
Expenses:
Investment adviser fee (Note 5)	88,984	444,172	273,236	1,090,759
Shareholder services fees (Note 5)—
Investor Class of Shares	25,381	84,690	113,848	400,116
Advisor Class of Shares	2,293	5,304	—	5,648
Administrative fees (Note 5)	41,155	102,393	42,124	240,353
Portfolio accounting fees	38,219	53,987	23,384	97,918
Recordkeeping fees (Note 5)	39,609	63,531	13,787	182,734
Custodian fees (Note 5)	8,898	21,779	9,108	39,730
Registration fees	27,494	27,330	11,272	29,265
Auditing fees	12,827	12,827	12,827	12,827
Legal fees	2,941	2,941	2,941	2,941
Printing and postage	4,612	16,015	1,513	33,486
Directors’ fees	9,446	9,446	9,446	9,446
Insurance premiums	478	1,429	410	2,872
Distribution services fees (Note 5)—
Advisor Class of Shares	—	—	—	—
Treasury temporary guarantee program fees	—	—	—	—
Miscellaneous	5,685	5,933	5,336	5,933

Total expenses	308,022	851,777	519,232	2,154,028
Deduct (Note 5)—
Expense waivers	(124,627)	(151,047)	(268,767)	(244,975)

Net expenses	183,395	700,730	250,465	1,909,053

Net investment income (loss)	2,184,002	6,504,796	1,925,569	14,606,727
Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain (loss) on investment transactions	(597,016)	(2,365,959)	(629,353)	11,918,354
Net realized gain (loss) on written options	—	—	—	—
Net realized gain on futures contracts	1,208,247	—	9,784	—
Net realized loss on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(6,061,631)	(50,301,209)	(545,960)	(34,252,783)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	(5,450,400)	(52,667,168)	(1,165,529)	(22,334,429)

Change in net assets resulting from operations	$(3,266,398)	$(46,162,372)	$760,040	$(7,727,702)

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Corporate Income Fund (1)	Aggregate Bond Fund	Core Plus Bond Fund (1)	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund

$18,882	$—	$38,439	$—	$—	$—
60,310	7,419,871	85,748	7,306,181	10,625,341	58,611,149
—	197,557	—	—	—	—
—	—	—	—	—	—

79,192	7,617,428	124,187	7,306,181	10,625,341	58,611,149

5,237	490,326	9,723	1,023,837	899,279	3,476,392

3	84,838	1	764,619	494,768	2,905,277
9	429	—	—	—	168,640
1,938	112,966	3,598	153,937	134,756	756,256
3,608	57,931	4,146	80,956	82,964	269,815
9,533	47,785	6,356	21,551	24,780	226,042
419	23,954	778	63,589	57,361	264,905
6,620	26,814	6,620	20,110	22,616	39,297
4,103	12,827	4,103	12,827	12,827	12,827
1,192	2,941	1,192	2,941	2,941	2,941
795	7,058	795	2,328	6,235	34,168
3,239	9,446	3,239	9,446	9,446	9,446
133	1,392	133	2,786	3,682	26,586

—	—	—	—	—	202,368
—	—	—	138,765	150,760	955,376
2,669	6,627	2,669	11,313	8,578	21,995

39,498	885,334	43,353	2,309,005	1,910,993	9,372,331

(27,965)	(125,869)	(21,961)	(381,784)	(366,186)	(90,520)

11,533	759,465	21,392	1,927,221	1,544,807	9,281,811

67,659	6,857,963	102,795	5,378,960	9,080,534	49,329,338

—	3,882,969	50	—	72,430	15,176
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

16,471	(37,015,616)	52,096	—	—	—

16,471	(33,132,647)	52,146	—	72,430	15,176

$84,130	$(26,274,684)	$154,941	$5,378,960	$9,152,964	$49,344,514

Statements of Changes in Net Assets

	Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$2,197,197	$3,769,710	$470,590	$(20,450)	$989,963	$1,577,999
Net realized gain (loss) on investments and options transactions	(26,705,564)	(626,197)	(45,893,264)	3,490,338	(20,915,045)	13,301,158
Net realized gain on futures contracts	—	—	—	—	—	—
Net realized loss on foreign currency contracts	—	—	—	—	—	—
Net realized gain on redemptions in-kind	—	—	—	—	—	1,076,932
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	(69,674,757)	(35,637,231)	(41,657,151)	(19,796,319)	(97,720,319)	(64,300,224)

Change in net assets resulting from operations	(94,183,124)	(32,493,718)	(87,079,825)	(16,326,431)	(117,645,401)	(48,344,135)

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(874,565)	(2,494,603)	(58,726)	(129,544)	(294,257)	(2,041,191)
Advisor Class of Shares	(79,122)	(115,472)	(6,116)	(4,859)	(15,316)	(49,371)
Institutional Class of Shares	(1,372,171)	(755,738)	(183,730)	—	(469,726)	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(24,221)	(15,406,842)	—	(20,373,844)	(7,232,389)	(62,614,194)
Advisor Class of Shares	(2,159)	(572,570)	—	(766,482)	(376,448)	(1,491,159)
Institutional Class of Shares	(33,771)	—	—	—	(5,222,252)	—

Change in net assets resulting from distributions to shareholders	(2,386,009)	(19,345,225)	(248,572)	(21,274,729)	(13,610,388)	(66,195,915)

Capital Stock Transactions—
Proceeds from sale of shares	23,666,721	218,179,141	11,057,956	200,113,251	40,635,001	168,244,523
Net asset value of shares issued to shareholders in payment of distributions declared	1,735,337	17,257,811	207,087	20,378,392	13,064,375	63,350,189
Cost of shares redeemed	(39,312,412)	(259,001,267)	(31,859,281)	(206,751,993)	(44,474,760)	(416,764,094)
Cost of redemptions in-kind	—	—	—	—	—	(10,743,296)
Redemption Fees	9,747	4,091	1,973	3,502	16,651	33,532

Change in net assets resulting from capital stock transactions	(13,900,607)	(23,560,224)	(20,592,265)	13,743,152	9,241,267	(195,879,146)

Change in net assets	(110,469,740)	(75,399,167)	(107,920,662)	(23,858,008)	(122,014,522)	(310,419,196)
Net Assets:
Beginning of period	266,006,283	341,405,450	232,407,028	256,265,036	274,807,090	585,226,286

End of period	$155,536,543	$266,006,283	$124,486,366	$232,407,028	$152,792,568	$274,807,090

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$915,327	$1,043,988	$222,018	$—	$1,030,291	$819,627

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Emerging Markets Equity Fund
Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Period Ended February 28, 2009(1) (Unaudited)

$204,012	$(1,223,827)	$152,907	$(2,354,529)	$1,991,922	$5,776,381	$(6,535)

(61,290,143)	16,080,697	(66,636,476)	(17,978,283)	(109,650,204)	(4,692,323)	(70,616)
—	—	—	—	—	—	—

—	—	—	—	(546,878)	(1,115,763)	(12,469)
—	—	—	—	—	—	—

(35,976,727)	(21,479,607)	(53,285,353)	(11,365,462)	(31,727,249)	(84,826,316)	(1,025,523)

(97,062,858)	(6,622,737)	(119,768,922)	(31,698,274)	(139,932,409)	(84,858,021)	(1,115,143)

—	—	—	—	(1,659,132)	(2,971,761)	(1)
—	—	—	—	(127,818)	(87,516)	(1)
—	—	—	—	(5,360,807)	(3,505,265)	(7,843)

(2,368,141)	—	—	(46,730,647)	(1,365,721)	(29,578,350)	—
(162,618)	—	—	(1,408,805)	(105,214)	(871,061)	—
(5,871,904)	—	—	—	(3,501,067)	(28,472,794)	—

(8,402,663)	—	—	(48,139,452)	(12,119,759)	(65,486,747)	(7,845)

17,460,741	256,478,881	30,969,238	259,070,865	13,306,988	148,373,303	9,791,377

8,280,069	—	—	46,741,612	11,420,414	62,812,652	7,845
(24,770,884)	(229,473,653)	(41,118,813)	(194,887,931)	(110,909,548)	(238,508,553)	(109,841)
—	—	—	—	—	—	—
2,088	24,805	11,792	11,064	7,317	29,152	—

972,014	27,030,033	(10,137,783)	110,935,610	(86,174,829)	(27,293,446)	9,689,381

(104,493,507)	20,407,296	(129,906,705)	31,097,884	(238,226,997)	(177,638,214)	8,566,393

247,418,459	227,011,163	294,983,895	263,886,011	347,819,123	525,457,337	—

$142,924,952	$247,418,459	$165,077,190	$294,983,895	$109,592,126	$347,819,123	$8,566,393

$204,012	$—	$133,758	$(19,149)	$888,739	$6,044,574	$(14,380)

Statements of Changes in Net Assets

	Short-Term Income Fund		Short-Intermediate Bond Fund		Intermediate Tax-Free Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$2,184,002	$5,216,843	$6,504,796	$21,555,947	$1,925,569	$3,298,164
Net realized gain (loss) on investments and options transactions	(597,016)	(867,010)	(2,365,959)	8,799,542	(629,353)	1,475,048
Net realized gain on futures contracts	1,208,247	1,143,374	—	—	9,784	60,608
Net realized loss on foreign currency contracts	—	—	—	—	—	—
Net realized gain on redemptions in-kind	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	(6,061,631)	(1,418,168)	(50,301,209)	(18,890,686)	(545,960)	823,014

Change in net assets resulting from operations	(3,266,398)	4,075,039	(46,162,372)	11,464,803	760,040	5,656,834

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(466,138)	(2,212,995)	(2,055,434)	(9,669,757)	(1,928,954)	(3,297,741)
Advisor Class of Shares	(42,371)	(100,514)	(130,875)	(254,119)	—	—
Institutional Class of Shares	(1,626,692)	(2,896,561)	(4,710,064)	(11,544,363)	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—	(1,080,131)	—
Advisor Class of Shares	—	—	—	—	—	—
Institutional Class of Shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(2,135,201)	(5,210,070)	(6,896,373)	(21,468,239)	(3,009,085)	(3,297,741)

Capital Stock Transactions—
Proceeds from sale of shares	7,646,183	68,750,740	15,725,379	236,841,582	30,170,122	27,107,048
Net asset value of shares issued to shareholders in payment of distributions declared	1,301,905	2,958,966	4,037,753	12,201,083	1,375,823	658,544
Cost of shares redeemed	(26,377,341)	(86,765,840)	(107,775,220)	(485,385,310)	(19,946,647)	(22,391,087)
Cost of redemptions in-kind	—	—	—	—	—	—
Redemption Fees	1,165	9,337	6,675	44,433	14,345	1,116

Change in net assets resulting from capital stock transactions	(17,428,088)	(15,046,797)	(88,005,413)	(236,298,212)	11,613,643	5,375,621

Change in net assets	(22,829,687)	(16,181,828)	(141,064,158)	(246,301,648)	9,364,598	7,734,714
Net Assets:
Beginning of period	103,207,015	119,388,843	300,568,582	546,870,230	89,772,204	82,037,490

End of period	$80,377,328	$103,207,015	$159,504,424	$300,568,582	$99,136,802	$89,772,204

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$79,421	$30,620	$253,291	$644,868	$(4,154)	$(769)

(1)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund		Corporate Income Fund	Aggregate Bond Fund		Core Plus Bond Fund
Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Period Ended February 28, 2009(1) (Unaudited)	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Period Ended February 28, 2009(1) (Unaudited)

$14,606,727	$32,877,177	$67,659	$6,857,963	$12,605,453	$102,795

11,918,354	9,066,881	—	3,882,969	7,951,049	50
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(34,252,783)	(13,550,776)	16,471	(37,015,616)	(10,007,679)	52,096

(7,727,702)	28,393,282	84,130	(26,274,684)	10,548,823	154,941

(8,483,663)	(21,346,701)	(60)	(1,820,020)	(3,418,997)	(5)
(120,231)	(242,212)	(178)	(9,338)	(8,123)	—
(6,147,002)	(10,773,880)	(74,041)	(4,920,681)	(8,969,084)	(110,341)

(8,689,377)	—	—	(2,266,047)	(460,991)	—
(122,947)	—	—	(12,900)	(409)	—
(6,105,219)	—	—	(5,839,605)	(907,877)	—

(29,668,439)	(32,362,793)	(74,279)	(14,868,591)	(13,765,481)	(110,346)

35,804,178	296,810,597	12,532,353	20,307,959	151,343,210	21,557,832

25,008,611	24,190,980	70,236	13,613,559	12,317,607	109,317
(149,690,305)	(393,242,514)	—	(83,780,451)	(60,924,191)	(125,700)
—	—	—	—	—	—
14,042	37,185	—	3	—	—

(88,863,474)	(72,203,752)	12,602,589	(49,858,930)	102,736,626	21,541,449

(126,259,615)	(76,173,263)	12,612,440	(91,002,205)	99,519,968	21,586,044

621,553,059	697,726,322	—	302,209,721	202,689,753	—

$495,293,444	$621,553,059	$12,612,440	$211,207,516	$302,209,721	$21,586,044

$360,038	$504,207	$(6,620)	$122,683	$14,759	$(7,551)

Statements of Changes in Net Assets

	Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund
	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (Unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets
Operations—
Net investment income (loss)	$5,378,960	$15,544,066	$9,080,534	$18,383,049	$49,329,338	$205,089,830
Net realized gain (loss) on investments and options transactions	—	8,398	72,430	53,680	15,176	51,482
Net realized gain on futures contracts	—	—	—	—	—	—
Net realized loss on foreign currency contracts	—	—	—	—	—	—
Net realized gain on redemptions in-kind	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	—	—	—	—	—	—

Change in net assets resulting from operations	5,378,960	15,552,464	9,152,964	18,436,729	49,344,514	205,141,312

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(2,870,667)	(7,846,286)	(3,716,588)	(8,949,466)	(21,493,144)	(102,050,074)
Advisor Class of Shares	—	—	—	—	(1,061,136)	(4,497,782)
Institutional Class of Shares	(2,508,293)	(7,697,780)	(5,363,946)	(9,433,583)	(26,775,058)	(98,541,974)
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	(1,039)	(3,424)	(34,783)	(15,175)	—	—
Advisor Class of Shares	—	—	—	—	—	—
Institutional Class of Shares	(763)	(3,172)	(44,738)	(14,748)	—	—

Change in net assets resulting from distributions to shareholders	(5,380,762)	(15,550,662)	(9,160,055)	(18,412,972)	(49,329,338)	(205,089,830)

Capital Stock Transactions—
Proceeds from sale of shares	2,770,268,524	3,902,414,691	1,029,573,044	2,030,784,160	7,243,762,297	15,473,401,433
Net asset value of shares issued to shareholders in payment of distributions declared	2,460,776	8,425,666	2,251,274	2,980,286	11,887,617	50,032,221
Cost of shares redeemed	(2,210,968,945)	(3,662,926,925)	(936,142,289)	(1,763,519,007)	(7,590,084,290)	(14,706,581,607)
Cost of redemptions in-kind	—	—	—	—	—	—
Redemption Fees	—	—	—	—	—	—

Change in net assets resulting from capital stock transactions	561,760,355	247,913,432	95,682,029	270,245,439	(334,434,376)	816,852,047

Change in net assets	561,758,553	247,915,234	95,674,938	270,269,196	(334,419,200)	816,903,529
Net Assets:
Beginning of period	584,622,814	336,707,580	822,525,795	552,256,599	5,765,883,215	4,948,979,686

End of period	$1,146,381,367	$584,622,814	$918,200,733	$822,525,795	$5,431,464,015	$5,765,883,215

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$—	$—	$53	$53	$9,176	$9,176

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)			Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2004(3)	$12.58	$0.30		$1.62	$1.92	$(0.30)	$—	$(0.30)	$14.20	15.39%	1.22%	—%	2.27%	$358,354	103%
2005(3)	14.20	0.33		1.00	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	—	2.30	328,848	103
2006(3)	14.46	0.20		1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.01	1.47	319,834	121
2007(3)	13.94	0.18		1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	329,192	43
2008(3)	14.30	0.18		(1.58)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.11	103,979	40
2009(3)(12)	12.07	0.10		(4.50)	(4.40)	(0.11)	(0.00)	(0.11)	7.56	(36.66)	1.32	—	2.11	62,618	26
Large-Cap Growth Fund
2004(3)	11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	—	0.20	257,684	129
2005(3)	12.10	0.09		1.54	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	—	0.63	237,294	146
2006(3)	13.64	0.00		0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.01	0.00 (7)	218,109	134
2007(3)	12.16	0.01		1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	246,811	75
2008(3)	13.73	(0.03)		(0.73)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.10)	74,507	122
2009(3)(12)	11.82	0.02		(4.62)	(4.60)	(0.01)	—	(0.01)	7.21	(38.93)	1.39	—	0.47	41,433	72
Mid-Cap Value Fund
2004(3)	12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	—	0.44	463,104	33
2005(3)	14.24	0.03		2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	—	0.25	637,293	37
2006(3)	15.86	0.07		0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.01	0.47	595,968	63
2007(3)	15.08	0.06		1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	572,444	62
2008(3)	15.63	0.06		(1.49)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	166,722	41
2009(3)(12)	12.15	0.04		(5.21)	(5.17)	(0.02)	(0.55)	(0.57)	6.41	(43.25)	1.38	—	0.90	84,635	34
Mid-Cap Growth Fund
2004(3)	11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	—	(0.85)	184,632	240
2005(3)	11.15	(0.10)		2.60	2.50	—	—	—	13.65	22.42	1.29	0.01	(0.72)	172,137	188
2006(3)	13.65	(0.09)		0.87	0.78	—	—	—	14.43	5.71	1.30	0.01	(0.64)	175,529	134
2007(3)	14.43	(0.10)		3.13	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	222,095	169
2008(3)	17.46	(0.30)		(0.06)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.58)	71,086	186
2009(3)(12)	17.10	0.00		(6.69)	(6.69)	—	(0.60)	(0.60)	9.81	(39.34)	1.34	—	0.07	39,433	122
Small-Cap Growth Fund
2004(3)	11.83	(0.17	)(4)	0.94	0.77	—	—	—	12.60	6.51	1.58	—	(1.28)	129,875	267
2005(3)	12.60	(0.18)		3.60	3.42	—	—	—	16.02	27.14	1.55	0.01	(1.21)	155,327	195
2006(3)	16.02	(0.14)		1.93	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	—	(0.93)	193,170	148
2007(3)	16.44	(0.15)		4.05	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	255,894	176
2008(3)	19.01	(0.22)		(1.27)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.92)	144,938	174
2009(3)(12)	14.19	0.00		(5.81)	(5.81)	—	—	—	8.38	(40.94)	1.59	—	0.02	75,794	123
International Stock Fund
2004(3)	10.02	0.00	(4)	1.02	1.02	(0.04)	—	(0.04)	11.00	10.20	1.50	0.02	0.00 (7)	216,082	137
2005(3)	11.00	0.09		2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.02	0.70	191,274	150
2006(3)	13.35	0.12		3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.02	0.75	233,098	146
2007(3)	16.41	0.21		2.64	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	267,675	98
2008(3)	17.34	0.19		(2.92)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	0.74	89,374	62
2009(3)(12)	12.41	0.19		(5.98)	(5.79)	(0.33)	(0.27)	(0.60)	6.02	(47.53)	1.69	—	2.19	28,512	52
Emerging Markets Equity Fund
2009(3)(11)	10.00	(0.00)		(1.18)	(1.18)	(0.01)	—	(0.01)	8.81	(11.83)	1.50	2.01	(0.76)	107	16

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)				Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)		Expense waiver(2)	Net investment income (loss)(2)
Short-Term Income Fund
2004(3)	$9.32	$0.27	(4)	$(0.02)	$0.25	$(0.36)	$—	$(0.36)	$9.21	2.75%	0.54%		0.57%	2.94%	$148,735	40%
2005(3)	9.21	0.26		(0.10)	0.16	(0.34)	—	(0.34)	9.03	1.74	0.54		0.57	2.95	135,894	52
2006(3)	9.03	0.31		0.04	0.35	(0.38)	—	(0.38)	9.00	3.92	0.58		0.58	3.45	126,788	19
2007(3)	9.00	0.38		0.04	0.42	(0.40)	—	(0.40)	9.02	4.78	0.58		0.52	4.28	75,677	52
2008(3)	9.02	0.41		(0.11)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60		0.20	4.48	28,232	47
2009(3)(12)	8.92	0.20		(0.47)	(0.27)	(0.20)	—	(0.20)	8.45	(3.06)	0.60		0.28	4.72	17,497	29
Short-Intermediate Bond Fund
2004(3)	9.47	0.38	(4)	0.06	0.44	(0.41)	—	(0.41)	9.50	4.68	0.72		0.29	3.98	625,908	278
2005(3)	9.50	0.35		(0.08)	0.27	(0.37)	—	(0.37)	9.40	2.90	0.73		0.30	3.70	646,961	357
2006(3)	9.40	0.40		(0.17)	0.23	(0.40)	—	(0.40)	9.23	2.56	0.73		0.30	4.39	690,447	430
2007(3)	9.23	0.43		(0.08)	0.35	(0.42)	—	(0.42)	9.16	3.86	0.75		0.26	4.56	359,507	421
2008(3)	9.16	0.44		(0.26)	0.18	(0.43)	—	(0.43)	8.91	1.91	0.80		0.06	4.69	95,322	293
2009(3)(12)	8.91	0.23		(1.76)	(1.53)	(0.24)	—	(0.24)	7.14	(17.30)	0.80		0.14	5.74	51,229	200
Intermediate Tax-Free Fund
2004(3)	10.50	0.37		0.13	0.50	(0.37)	(0.02)	(0.39)	10.61	4.88	0.62		0.50	3.51	96,952	8
2005(3)	10.61	0.37		(0.18)	0.19	(0.36)	(0.01)	(0.37)	10.43	1.83	0.61		0.50	3.48	90,619	57
2006(3)	10.43	0.35		(0.14)	0.21	(0.35)	(0.26)	(0.61)	10.03	2.12	0.65		0.51	3.48	80,217	31
2007(3)	10.03	0.36		(0.10)	0.26	(0.36)	—	(0.36)	9.93	2.59	0.60		0.53	3.56	82,037	48
2008(3)	9.93	0.39		0.28	0.67	(0.39)	—	(0.39)	10.21	6.84	0.55		0.58	3.84	89,772	196
2009(3)(12)	10.21	0.21		(0.15)	0.06	(0.21)	(0.11)	(0.32)	9.95	0.71	0.55		0.59	4.22	99,137	58
Government Income Fund
2004(3)	9.60	0.43	(4)	0.09	0.52	(0.48)	—	(0.48)	9.64	5.50	0.87		0.33	4.49	344,253	113
2005(3)	9.64	0.37		(0.03)	0.34	(0.38)	—	(0.38)	9.60	3.61	0.88		0.33	3.75	475,920	561
2006(3)	9.60	0.42		(0.18)	0.24	(0.42)	—	(0.42)	9.42	2.57	0.86		0.34	4.50	582,466	760
2007(3)	9.42	0.42		0.02	0.44	(0.42)	—	(0.42)	9.44	4.71	0.89		0.29	4.44	550,614	686
2008(3)	9.44	0.45		(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80		0.06	4.68	367,555	284
2009(3)(12)	9.38	0.24		(0.36)	(0.12)	(0.24)	(0.26)	(0.50)	8.76	(1.30)	0.80		0.09	5.26	294,367	186
Corporate Income Fund
2009(3)(11)	10.00	0.05		0.03	0.08	(0.06)	—	(0.06)	10.02	0.79	0.80		1.33	2.85	37	0
Aggregate Bond Fund
2007(3)(10)	10.00	0.11		0.10	0.21	(0.11)	—	(0.11)	10.10	2.11	0.80		0.14	4.38	59,013	129
2008(3)	10.10	0.47		(0.04)	0.43	(0.46)	(0.06)	(0.52)	10.01	4.32	0.80		0.08	4.64	79,471	333
2009(3)(12)	10.01	0.25		(1.15)	(0.90)	(0.24)	(0.32)	(0.56)	8.55	(9.08)	0.80		0.10	5.46	63,357	246
Core Plus Bond Fund
2009(3)(11)	10.00	0.04		0.02	0.06	(0.04)	—	(0.04)	10.02	0.64	0.80		0.56	2.49	2	1
Government Money Market Fund
2004(8)	1.00	0.00		—	0.00	0.00	—	0.00	1.00	0.23	0.45		0.17	0.96	118,401	—
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.11	0.45		0.18	2.09	121,712	—
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.16	0.45		0.17	4.09	92,339	—
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.99	0.45		0.13	4.88	199,797	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.19	0.45		0.10	2.91	309,487	—
2009(12)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.50	0.48	(13)	0.07	0.94	686,361	—
Tax-Free Money Market Fund
2005(9)	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.60	0.45		0.14	1.76	142,826	—
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	0.45		0.13	2.85	192,603	—
2007	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	0.45		0.13	3.28	308,414	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.57	0.45		0.09	2.48	424,211	—
2009(12)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.96	0.48	(13)	0.08	1.88	383,710	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)					Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Prime Money Market Fund
2004	$1.00	$0.01	(4)	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.76%	0.45%		0.04%		0.76%	$2,123,605	—%
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.22	0.45		0.04		2.20	2,078,992	—
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.25	0.45		0.04		4.19	2,453,274	—
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.06	0.45		0.02		4.95	2,753,457	—
2008	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.65	0.45		0.01		3.65	2,524,244	—
2009(12)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.92	0.49	(13)	0.00	(7)	1.85	2,400,628	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Per share information is based on average shares outstanding.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Represents less than 0.005%.
(8)	Reflects operations for the period from May 17, 2004 (commencement of operations) to August 31, 2004.
(9)	Reflects operations for the period from September 22, 2004 (commencement of operations) to August 31, 2005.
(10)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(11)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(12)	For the six months ended February 28, 2009 (Unaudited).
(13)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)			Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2004(3)	$12.58	$0.30		$1.62	$1.92	$(0.30)	$—	$(0.30)	$14.20	15.39%	1.22%	0.25%	2.30%	$10,255	103%
2005(3)	14.20	0.32		1.01	1.33	(0.35)	(0.72)	(1.07)	14.46	9.77	1.22	0.25	2.30	11,918	103
2006(3)	14.46	0.20		1.36	1.56	(0.20)	(1.88)	(2.08)	13.94	11.99	1.23	0.05	1.47	12,110	121
2007(3)	13.94	0.18		1.55	1.73	(0.18)	(1.19)	(1.37)	14.30	12.89	1.22	0.01	1.26	12,213	43
2008(3)	14.30	0.16		(1.56)	(1.40)	(0.14)	(0.69)	(0.83)	12.07	(10.48)	1.24	—	1.16	9,455	40
2009(3)(10)	12.07	0.10		(4.50)	(4.40)	(0.11)	(0.00)	(0.11)	7.56	(36.66)	1.32	—	2.10	5,600	26
Large-Cap Growth Fund
2004(3)	11.32	0.02		0.78	0.80	(0.02)	—	(0.02)	12.10	7.08	1.25	0.25	0.20	8,126	129
2005(3)	12.10	0.08		1.55	1.63	(0.09)	—	(0.09)	13.64	13.51	1.26	0.25	0.63	8,796	146
2006(3)	13.64	0.00		0.40	0.40	(0.01)	(1.87)	(1.88)	12.16	2.86	1.27	0.05	0.00 (7)	9,316	134
2007(3)	12.16	0.01		1.99	2.00	0.00	(0.43)	(0.43)	13.73	16.68	1.27	0.01	0.09	9,454	75
2008(3)	13.73	(0.01)		(0.75)	(0.76)	(0.01)	(1.14)	(1.15)	11.82	(6.62)	1.27	—	(0.07)	7,948	122
2009(3)(10)	11.82	0.02		(4.62)	(4.60)	(0.01)	—	(0.01)	7.21	(38.93)	1.39	—	0.47	4,370	72
Mid-Cap Value Fund
2004(3)	12.51	0.05		2.14	2.19	(0.01)	(0.45)	(0.46)	14.24	17.76	1.22	0.25	0.42	8,456	33
2005(3)	14.24	0.03		2.61	2.64	(0.06)	(0.96)	(1.02)	15.86	19.16	1.20	0.25	0.25	12,497	37
2006(3)	15.86	0.07		0.70	0.77	(0.05)	(1.50)	(1.55)	15.08	5.12	1.19	0.05	0.47	12,914	63
2007(3)	15.08	0.06		1.94	2.00	(0.07)	(1.38)	(1.45)	15.63	13.52	1.21	0.01	0.37	12,782	62
2008(3)	15.63	0.04		(1.47)	(1.43)	(0.06)	(1.99)	(2.05)	12.15	(10.27)	1.24	—	0.35	9,076	41
2009(3)(10)	12.15	0.04		(5.21)	(5.17)	(0.02)	(0.55)	(0.57)	6.41	(43.25)	1.38	—	0.88	4,467	34
Mid-Cap Growth Fund
2004(3)	11.57	(0.10	)(4)	(0.32)	(0.42)	—	—	—	11.15	(3.63)	1.24	0.25	(0.84)	4,209	240
2005(3)	11.15	(0.10)		2.60	2.50	—	—	—	13.65	22.42	1.29	0.26	(0.72)	4,784	188
2006(3)	13.65	(0.10)		0.88	0.78	—	—	—	14.43	5.71	1.30	0.05	(0.64)	4,396	134
2007(3)	14.43	(0.11)		3.14	3.03	—	—	—	17.46	21.00	1.27	0.01	(0.61)	4,916	169
2008(3)	17.46	(0.10)		(0.26)	(0.36)	—	—	—	17.10	(2.06)	1.26	—	(0.55)	4,804	186
2009(3)(10)	17.10	0.00		(6.69)	(6.69)	—	(0.60)	(0.60)	9.81	(39.34)	1.34	—	0.07	2,644	122
Small-Cap Growth Fund
2004(3)	11.83	(0.17	)(4)	0.94	0.77	—	—	—	12.60	6.51	1.58	0.25	(1.29)	4,857	267
2005(3)	12.60	(0.18)		3.60	3.42	—	—	—	16.02	27.14	1.55	0.26	(1.21)	6,173	195
2006(3)	16.02	(0.15)		1.94	1.79	—	(1.37)	(1.37)	16.44	11.37	1.54	0.04	(0.93)	6,976	148
2007(3)	16.44	(0.17)		4.07	3.90	—	(1.33)	(1.33)	19.01	24.73	1.53	0.01	(0.91)	7,992	176
2008(3)	19.01	(0.05)		(1.44)	(1.49)	—	(3.33)	(3.33)	14.19	(10.37)	1.51	—	(0.84)	15,423	174
2009(3)(10)	14.19	0.00		(5.81)	(5.81)	—	—	—	8.38	(40.94)	1.59	—	0.03	8,493	123
International Stock Fund
2004(3)	10.01	0.00	(4)	1.03	1.03	(0.04)	—	(0.04)	11.00	10.28	1.50	0.27	0.03	4,455	137
2005(3)	11.00	0.09		2.33	2.42	(0.07)	—	(0.07)	13.35	22.03	1.48	0.27	0.70	5,449	150
2006(3)	13.35	0.12		3.06	3.18	(0.12)	—	(0.12)	16.41	23.90	1.49	0.05	0.75	7,739	146
2007(3)	16.41	0.20		2.65	2.85	(0.04)	(1.88)	(1.92)	17.34	18.37	1.45	0.02	1.23	7,771	98
2008(3)	17.34	0.18		(2.91)	(2.73)	(0.20)	(2.00)	(2.20)	12.41	(18.11)	1.47	—	1.09	5,287	62
2009(3)(10)	12.41	0.12		(5.91)	(5.79)	(0.33)	(0.27)	(0.60)	6.02	(47.53)	1.69	—	2.27	2,374	52
Emerging Markets Equity Fund
2009(3)(9)	10.00	(0.00)		(1.18)	(1.18)	(0.01)	—	(0.01)	8.81	(11.83)	1.50	2.01	(0.49)	15	16

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)					Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Short-Term Income Fund
2004(3)	$9.32	$0.25	(4)	$(0.02)	$0.23	$(0.34)	$—	$(0.34)	$9.21	2.51%	0.77%		0.59%		2.70%	$2,914	40%
2005(3)	9.21	0.25		(0.11)	0.14	(0.32)	—	(0.32)	9.03	1.51	0.77		0.59		2.72	2,792	52
2006(3)	9.03	0.29		0.04	0.33	(0.36)	—	(0.36)	9.00	3.69	0.81		0.39		3.22	2,664	19
2007(3)	9.00	0.37		0.04	0.41	(0.39)	—	(0.39)	9.02	4.60	0.76		0.32		4.11	2,526	52
2008(3)	9.02	0.40		(0.10)	0.30	(0.40)	—	(0.40)	8.92	3.38	0.60		0.20		4.46	2,047	47
2009(3)(10)	8.92	0.20		(0.47)	(0.27)	(0.20)	—	(0.20)	8.45	(3.06)	0.60		0.28		4.74	1,774	29
Short-Intermediate Bond Fund
2004(3)	9.47	0.39	(4)	0.02	0.41	(0.38)	—	(0.38)	9.50	4.44	0.95		0.31		4.06	6,865	279
2005(3)	9.50	0.33		(0.08)	0.25	(0.35)	—	(0.35)	9.40	2.66	0.96		0.32		3.47	7,123	357
2006(3)	9.40	0.38		(0.17)	0.21	(0.38)	—	(0.38)	9.23	2.33	0.96		0.11		4.16	6,549	430
2007(3)	9.23	0.40		(0.07)	0.33	(0.40)	—	(0.40)	9.16	3.68	0.93		0.07		4.39	5,829	421
2008(3)	9.16	0.43		(0.26)	0.17	(0.43)	—	(0.43)	8.90	1.80	0.80		0.06		4.69	5,137	293
2009(3)(10)	8.90	0.23		(1.75)	(1.52)	(0.24)	—	(0.24)	7.14	(17.20)	0.80		0.14		5.83	3,802	200
Government Income Fund
2004(3)	9.60	0.41	(4)	0.08	0.49	(0.45)	—	(0.45)	9.64	5.26	1.10		0.35		4.30	5,579	113
2005(3)	9.64	0.34		(0.02)	0.32	(0.36)	—	(0.36)	9.60	3.37	1.11		0.35		3.52	6,519	561
2006(3)	9.60	0.40		(0.18)	0.22	(0.40)	—	(0.40)	9.42	2.34	1.09		0.15		4.27	6,425	760
2007(3)	9.42	0.41		0.01	0.42	(0.40)	—	(0.40)	9.44	4.53	1.07		0.11		4.27	5,808	686
2008(3)	9.44	0.45		(0.07)	0.38	(0.44)	—	(0.44)	9.38	4.01	0.80		0.06		4.66	4,871	284
2009(3)(10)	9.38	0.24		(0.36)	(0.12)	(0.24)	(0.26)	(0.50)	8.76	(1.30)	0.80		0.09		5.28	4,391	186
Corporate Income Fund
2009(3)(9)	10.00	0.05		0.03	0.08	(0.06)	—	(0.06)	10.02	0.79	0.80		1.33		3.26	90	0
Aggregate Bond Fund
2007(3)(8)	10.00	0.11		0.09	0.20	(0.11)	—	(0.11)	10.09	2.00	0.80		0.14		4.38	20	129
2008(3)	10.09	0.47		(0.03)	0.44	(0.46)	(0.06)	(0.52)	10.01	4.44	0.80		0.08		4.55	358	333
2009(3)(10)	10.01	0.25		(1.15)	(0.90)	(0.24)	(0.32)	(0.56)	8.55	(9.08)	0.80		0.10		5.54	392	246
Prime Money Market Fund
2004	1.00	0.01	(4)	—	0.01	(0.01)	—	(0.01)	1.00	0.46	0.75		0.04		0.45	84,397	—
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.91	0.75		0.04		1.90	75,993	—
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.94	0.75		0.04		3.89	90,776	—
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.75	0.75		0.02		4.65	115,093	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.34	0.75		0.01		3.20	140,379	—
2009(10)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.77	0.79	(11)	0.00	(7)	1.57	128,085	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01, except for International Stock Fund, which was $0.01 for the year ended August 31, 2004.
(4)	Per share information is based on average shares outstanding.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Represents less than 0.005%.
(8)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(9)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(10)	For the six months ended February 28, 2009 (Unaudited).
(11)	Participation fees for the Treasury’s Temporary Guarantee Program in the Prime Money Market Fund amounted to 0.04%.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)			Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
										Net Expenses(2)	Expense waiver(2)	Net investment income (loss)(2)
Large-Cap Value Fund
2008(3)(11)	$12.99	$0.10	$(0.95)	$(0.85)	$(0.07)	$—	$(0.07)	$12.07	(6.57)%	1.00%	—%	1.54%	$152,572	40%
2009(3)(13)	12.07	0.12	(4.50)	(4.38)	(0.12)	(0.00)	(0.12)	7.57	(36.52)	1.07	—	2.34	87,319	26
Large-Cap Growth Fund
2008(3)(11)	11.97	0.01	(0.14)	(0.13)	—	—	—	11.84	(1.09)	1.03	—	0.30	149,952	122
2009(3)(13)	11.84	0.03	(4.62)	(4.59)	(0.02)	—	(0.02)	7.23	(38.81)	1.14	—	0.70	78,683	72
Mid-Cap Value Fund
2008(3)(11)	12.55	0.04	(0.42)	(0.38)	—	—	—	12.17	(3.03)	1.02	—	0.59	99,009	41
2009(3)(13)	12.17	0.04	(5.21)	(5.17)	(0.05)	(0.55)	(0.60)	6.40	(43.24)	1.13	—	1.20	63,691	34
Mid-Cap Growth Fund
2008(3)(11)	17.09	(0.01)	0.06	0.05	—	—	—	17.14	0.29	1.01	—	(0.19)	171,529	186
2009(3)(13)	17.14	0.02	(6.72)	(6.70)	—	(0.60)	(0.60)	9.84	(39.30)	1.09	—	0.32	100,848	122
Small-Cap Growth Fund
2008(3)(11)	14.73	(0.03)	(0.48)	(0.51)	—	—	—	14.22	(3.46)	1.27	—	(0.49)	134,623	174
2009(3)(13)	14.22	0.02	(5.83)	(5.81)	—	—	—	8.41	(40.86)	1.34	—	0.29	80,790	123
International Stock Fund
2004(3)	10.11	0.04 (4)	1.02	1.06	(0.06)	—	(0.06)	11.11	10.52	1.25	0.02	0.36	242,089	137
2005(3)	11.11	0.16	2.32	2.48	(0.07)	—	(0.07)	13.52	22.38	1.23	0.02	0.95	168,128	150
2006(3)	13.52	0.17	3.07	3.24	(0.15)	—	(0.15)	16.61	24.14	1.24	0.02	1.00	188,715	146
2007(3)	16.61	0.24	2.68	2.92	(0.07)	(1.88)	(1.95)	17.58	18.65	1.20	0.02	1.48	250,012	98
2008(3)	17.58	0.23	(2.94)	(2.71)	(0.24)	(2.00)	(2.24)	12.63	(17.74)	1.23	—	1.58	253,158	62
2009(3)(13)	12.63	0.24	(6.08)	(5.84)	(0.42)	(0.27)	(0.69)	6.10	(47.25)	1.44	—	2.36	78,706	52
Emerging Markets Equity Fund
2009(3)(12)	10.00	(0.01)	(1.17)	(1.18)	(0.01)	—	(0.01)	8.81	(11.82)	1.25	2.01	(0.38)	8,444	16
Short-Term Income Fund
2007(3)(10)	9.02	0.11	—	0.11	(0.11)	—	(0.11)	9.02	1.20	0.35	0.23	4.65	41,186	52
2008(3)	9.02	0.43	(0.09)	0.34	(0.43)	—	(0.43)	8.93	3.76	0.35	0.20	4.69	72,928	47
2009(3)(13)	8.93	0.21	(0.48)	(0.27)	(0.21)	—	(0.21)	8.45	(3.05)	0.35	0.28	4.98	61,106	29
Short-Intermediate Bond Fund
2007(3)(10)	9.17	0.11	(0.01)	0.10	(0.11)	—	(0.11)	9.16	1.12	0.55	0.08	4.90	181,534	421
2008(3)	9.16	0.45	(0.26)	0.19	(0.45)	—	(0.45)	8.90	2.05	0.55	0.06	4.94	200,110	293
2009(3)(13)	8.90	0.24	(1.76)	(1.52)	(0.25)	—	(0.25)	7.13	(17.22)	0.55	0.14	5.95	104,473	200
Government Income Fund
2007(3)(10)	9.41	0.11	0.03	0.14	(0.11)	—	(0.11)	9.44	1.54	0.55	0.13	4.87	141,305	686
2008(3)	9.44	0.46	(0.07)	0.39	(0.46)	—	(0.46)	9.37	4.16	0.55	0.06	4.88	249,127	284
2009(3)(13)	9.37	0.25	(0.35)	(0.10)	(0.25)	(0.26)	(0.51)	8.76	(1.07)	0.55	0.09	5.50	196,535	186
Corporate Income Fund
2009(3)(12)	10.00	0.06	0.02	0.08	(0.06)	—	(0.06)	10.02	0.84	0.55	1.33	3.22	12,485	0
Aggregate Bond Fund
2007(3)(10)	10.00	0.12	0.10	0.22	(0.12)	—	(0.12)	10.10	2.18	0.55	0.14	4.63	143,657	129
2008(3)	10.10	0.50	(0.04)	0.46	(0.49)	(0.06)	(0.55)	10.01	4.58	0.55	0.08	4.87	222,380	333
2009(3)(13)	10.01	0.26	(1.15)	(0.89)	(0.25)	(0.32)	(0.57)	8.55	(8.97)	0.55	0.10	5.67	147,459	246
Core Plus Bond Fund
2009(3)(12)	10.00	0.05	0.02	0.07	(0.05)	—	(0.05)	10.02	0.72	0.55	0.56	2.64	21,584	1

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency transactions	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)(5)	Ratios to Average Net Assets(6)					Net assets, end of period (000 omitted)	Portfolio turnover rate(5)
											Net Expenses(2)		Expense waiver(2)		Net investment income (loss)(2)
Government Money Market Fund
2004(8)	$1.00	$—		$—	$—	$—	$—	$—	$1.00	0.28%	0.20%		0.17%		1.18%	$64,212	—%
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.37	0.20		0.18		2.34	37,372	—
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.42	0.20		0.17		4.34	65,616	—
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.25	0.20		0.13		5.13	136,910	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.45	0.20		0.10		3.33	275,136	—
2009(13)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.62	0.23	(14)	0.07		1.21	460,020	—
Tax-Free Money Market Fund
2005(9)	1.00	—		—	—	—	—	—	1.00	0.39	0.20		0.06		0.78	24,211	—
2006	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.09	0.20		0.13		3.10	116,409	—
2007	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.59	0.20		0.13		3.53	243,842	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.83	0.20		0.09		2.67	398,315	—
2009(13)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.08	0.23	(14)	0.08		2.13	534,491	—
Prime Money Market Fund
2004	1.00	0.01	(4)	—	0.01	(0.01)	—	(0.01)	1.00	1.01	0.20		0.04		1.01	1,532,640	—
2005	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.47	0.20		0.04		2.45	1,550,128	—
2006	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.51	0.20		0.04		4.44	1,653,556	—
2007	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.33	0.20		0.02		5.20	2,080,429	—
2008	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.91	0.20		0.01		3.69	3,101,260	—
2009(13)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.05	0.24	(14)	0.00	(7)	2.07	2,902,751	—

(1)	Based on net asset value.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Per share information is based on average shares outstanding.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Represents less than 0.005%.
(8)	Reflects operations for the period from May 28, 2004 (commencement of operations) to August 31, 2004.
(9)	Reflects operations for the period from June 29, 2005 (commencement of operations) to August 31, 2005.
(10)	Reflects operations for the period from June 1, 2007 (commencement of operations) to August 31, 2007.
(11)	Reflects operations for the period from February 1, 2008 (commencement of operations) to August 31, 2008.
(12)	Reflects operations for the period from December 23, 2008 (commencement of operations) to February 28, 2009.
(13)	For the six months ended February 28, 2009 (Unaudited).
(14)	Participation fees for the Treasury’s Temporary Guarantee Program in the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund amounted to 0.03%, 0.03% and 0.04%, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2009 (Unaudited)

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of seventeen diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), with multiple classes of shares as indicated in the accompanying table:

Portfolio Name	Advisor Class	Investor Class	Institutional Class	Investment Objective
Marshall Large-Cap Value Fund (“Large-Cap Value Fund”)	X	X	X	To provide capital appreciation and above-average dividend income.
Marshall Large-Cap Growth Fund (“Large-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	X	X	X	To provide capital appreciation.
Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	X	X	X	To provide capital appreciation.
Marshall International Stock Fund (“International Stock Fund”)	X	X	X	To provide capital appreciation.
Marshall Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	X*	X*	X*	To provide capital appreciation.
Marshall Short-Term Income Fund (“Short-Term Income Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Short-Intermediate Bond Fund (“Short-Intermediate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)		X		To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Marshall Government Income Fund (“Government Income Fund”)	X	X	X	To provide current income.
Marshall Corporate Income Fund (“Corporate Income Fund”)	X*	X*	X*	To maximize total return consistent with current income.
Marshall Aggregate Bond Fund (“Aggregate Bond Fund”)	X	X	X	To maximize total return consistent with current income.
Marshall Core Plus Bond Fund (“Core Plus Bond Fund”)		X*	X*	To maximize total return consistent with current income.
Marshall Government Money Market Fund (“Government Money Market Fund”)		X	X	To provide current income consistent with stability of principal.
Marshall Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)		X	X	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Marshall Prime Money Market Fund (“Prime Money Market Fund”)	X	X	X	To provide current income consistent with stability of principal.

*	Commenced operations on December 23, 2008.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted (“GAAP”) in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of NAV or at fair value as discussed below. Equity securities without a reported trade, U.S. government

Marshall Funds

securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal and corporate bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the International Stock Fund and Emerging Markets Equity Fund may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. As of February 28, 2009, 94.9% of the total long-term investments of the International Stock Fund and 54.5% of the total long-term investments of the Emerging Markets Equity Fund were fair valued.

In September 2006, the Financial Accounting Standards Board (FASB), issued Statement of Financial Accounting Standards No. 157, “Fair Valuation Measurements.” The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. The Funds adopted FASB 157 as of September 1, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3—significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$149,601,324	$4,061,187	$—	$153,662,511
Large-Cap Growth Fund	119,526,454	3,679,956	—	123,206,410
Mid-Cap Value Fund	147,304,193	5,521,569	—	152,825,762
Mid-Cap Growth Fund	136,671,165	3,039,446	—	139,710,611
Small-Cap Growth Fund	161,851,636	4,207,296	—	166,058,932
International Stock Fund	5,081,724	98,541,448	—	103,623,172
Emerging Markets Equity Fund	3,671,726	4,767,080	—	8,438,806
Short-Term Income Fund	6,270,553	73,910,450	—	80,181,003
Short-Intermediate Bond Fund	—	192,625,888	—	192,625,888
Intermediate Tax-Free Fund	—	100,870,132	—	100,870,132
Government Income Fund	—	667,598,717	—	667,598,717
Corporate Income Fund	—	12,713,869	—	12,713,869
Aggregate Bond Fund	—	281,783,977	—	281,783,977
Core Plus Bond Fund	—	21,688,696	—	21,688,696
Government Money Market Fund	—	1,146,111,734	—	1,146,111,734
Tax-Free Money Market Fund	—	943,149,336	—	943,149,336
Prime Money Market Fund	—	5,521,954,734	—	5,521,954,734

	Unrealized Appreciation/Depreciation On Other Financial Instruments*
Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Fund	$(279,897)	$—	$—	$(279,897)
Short-Term Income Fund	38,425	—	—	38,425

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds only will enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Funds’ adviser (or sub-advisers) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds (except Intermediate Tax-Free Fund) offer multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes. Expenses attributable to a particular class of shares, such as distribution fees and shareholder servicing fees are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are generally amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of net investment income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Marshall Funds

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

In-Kind Redemptions—In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (an “in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain or loss to paid-in capital.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At February 28, 2009, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Short-Term Income Fund	June 2009	155	U.S. 5 Year Note	Long	$38,425

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended February 28, 2009, the Large-Cap Value Fund had $459,051 in realized losses on all option contracts and the Large-Cap Growth Fund had $10,620 in realized gains on all option contracts.

The following is a summary of the Large-Cap Value Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/2008	740	$116,059
Options written	19,788	2,743,754
Options expired	(7,100)	(851,282)
Options exercised	(3,477)	(652,529)
Options closed	(2,250)	(458,597)

Outstanding @ 2/28/2009	7,701	$897,405

Notes to Financial Statements (Continued)

The following is a summary of the Large-Cap Growth Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/2008	—	$—
Options written	1,000	114,349
Options expired	—	—
Options exercised	—	—
Options closed	(1,000)	(114,349)

Outstanding @ 2/28/2009	—	$—

At February 28, 2009, the Large-Cap Value Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Bank of New York Mellon Corp.	Call	June 2009	$25.00	400	$122,000	$(47,201)
Financial Select Sector SPDR	Call	June 2009	12.00	1855	35,245	72,344
Gilead Sciences, Inc.	Call	May 2009	55.00	496	26,040	131,191
International Business Machines Corp.	Call	March 2009	100.00	70	5,075	2,065
International Business Machines Corp.	Call	July 2009	105.00	186	71,610	(8,406)
Morgan Stanley	Call	April 2009	25.00	585	70,200	(4,680)
U.S. Bancorp	Call	March 2009	17.50	834	33,360	24,186
Bank of New York Mellon Corp.	Put	June 2009	10.00	400	27,000	33,800
Financial Select Sector SPDR	Put	June 2009	6.00	1855	123,358	12,057
International Business Machines Corp.	Put	July 2009	80.00	186	82,770	32,015
U.S. Bancorp	Put	March 2009	10.00	834	20,850	32,526

Total				7,701		$279,897

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Marshall Funds

Additional information on each illiquid restricted security held by the Funds at February 28, 2009 is as follows:

Fund	Security	Acquisition Date	Acquisition Cost	Value
Tax-Free Money Market Fund	Term Tender Custodial Receipts	1/23/2009	$20,000,000	$20,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	5/3/2004	65,000,000	65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.	1/30/2004	50,000,000	50,000,000

Redemption Fees—The Funds (other than the Government Money Market Fund, Tax-Free Money Market Fund, and Prime Money Market Fund) impose a 2.00% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the Funds as paid-in-capital.

Securities Lending—Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of February 28, 2009 (1):

Description		Value
Metlife Insurance FA, 0.663%, 5/28/2009		$20,000,000
BlackRock Liquidity TempCash Money Market Fund		294,567,652
BlackRock Liquidity TempFund Money Market Fund		307,720,437

Total		$622,288,089

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$60,191,368	$62,272,135
Large-Cap Growth Fund	40,437,240	41,835,123
Mid-Cap Value Fund	57,906,902	59,908,697
Mid-Cap Growth Fund	54,243,808	56,118,972
Small-Cap Growth Fund	63,303,453	65,491,802
International Stock Fund	25,350,409	26,226,752
Short-Term Income Fund	7,273,708	7,525,154
Short-Intermediate Bond Fund	1,873,101	1,937,853
Government Income Fund	234,115,421	242,208,601
Aggregate Bond Fund	56,799,488	58,763,000

Total	$601,494,898	$622,288,089

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Government Money Market and Prime Money Market Funds. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2009.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Treasury’s Temporary Guarantee Program—On October 2, 2008, the Government Money Market Fund, Tax-Free Money Market Fund, and Prime Money Market Fund filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) and paid a fee to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Board of Directors determined that each of these Fund’s participation in the Program was in the best interests of the Funds and their respective shareholders. Under the Program, the Treasury will guarantee the share price of shares of a fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995

Notes to Financial Statements (continued)

(a “Guarantee Event”) during the coverage period and the fund is required to liquidate. The Program’s guarantee is for the lesser of: (a) the number of fund shares owned by the shareholder at the close of business on September 19, 2008; or (b) the number of fund shares owned by the shareholder on the date of a Guarantee Event. Each Fund paid a fee equivalent to 0.01% of each Fund’s net assets as of September 19, 2008 to participate in the Program through December 18,2008. The Treasury first extended the Program through April 30, 2009, for which each Fund paid an additional fee equivalent to 0.015% of each Fund’s net assets as of September 19, 2008. The Treasury then extended the Program through September 18, 2009, for which each Fund paid an additional fee equivalent to 0.015% of each Fund’s net assets as of September 19, 2008. If the Treasury elects to extend the guarantee period beyond September 18, 2009 and the Funds continue to participate, additional fees may be paid by the Funds.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

LARGE-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,078,951	$9,938,204	2,173,540	$28,534,328
Shares issued to shareholders in payment of distributions declared	87,193	838,896	1,176,306	16,308,464
Shares redeemed	(1,499,106)	(14,498,503)	(17,750,919)	(229,761,591)

Net change resulting from Investor Class Share transactions	(332,962)	$(3,721,403)	(14,401,073)	$(184,918,799)
LARGE-CAP VALUE FUND—ADVISOR CLASS
Shares sold	58,757	$522,205	50,711	$683,442
Shares issued to shareholders in payment of distributions declared	8,156	78,666	47,201	652,329
Shares redeemed	(109,687)	(990,513)	(168,235)	(2,225,189)

Net change resulting from Advisor Class Share transactions	(42,774)	$(389,642)	(70,323)	$(889,418)
LARGE-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	1,385,146	$13,206,312	14,772,400	$188,961,371
Shares issued to shareholders in payment of distributions declared	84,732	817,775	24,243	297,018
Shares redeemed	(2,564,111)	(23,823,396)	(2,160,083)	(27,014,487)

Net change resulting from Institutional Class Share transactions	(1,094,233)	$(9,799,309)	12,636,560	$162,243,902

Net change resulting from Fund Shares transactions	(1,469,969)	$(13,910,354)	(1,834,836)	$(23,564,315)

LARGE-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	441,286	$3,804,869	2,364,570	$29,668,689
Shares issued to shareholders in payment of distributions declared	6,935	56,034	1,449,855	19,631,901
Shares redeemed	(1,006,453)	(8,736,031)	(15,495,862)	(192,311,600)

Net change resulting from Investor Class Share transactions	(558,232)	$(4,875,128)	(11,681,437)	$(143,011,010)

Marshall Funds

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

LARGE-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	37,877	$306,063	53,793	$695,488
Shares issued to shareholders in payment of distributions declared	738	5,965	55,129	746,491
Shares redeemed	(105,043)	(878,563)	(125,490)	(1,592,320)

Net change resulting from Advisor Class Share transactions	(66,428)	$(566,535)	(16,568)	$(150,341)
LARGE-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	844,115	$6,947,024	13,729,671	$169,749,074
Shares issued to shareholders in payment of distributions declared	17,934	145,088	—	—
Shares redeemed	(2,638,930)	(22,244,687)	(1,065,443)	(12,848,073)

Net change resulting from Institutional Class Share transactions	(1,776,881)	$(15,152,575)	12,664,228	$156,901,001

Net change resulting from Fund Shares transactions	(2,401,541)	$(20,594,238)	966,223	$13,739,650

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	1,834,796	$15,087,369	2,406,601	$32,041,674
Shares issued to shareholders in payment of distributions declared	965,089	7,276,768	4,632,735	61,903,018
Shares redeemed	(3,309,131)	(28,098,624)	(29,046,366)	(379,678,554)
Shares redeemed—in-kind	—	—	(906,607)	(10,743,296)

Net change resulting from Investor Class Share transactions	(509,246)	$(5,734,487)	(22,913,637)	$(296,477,158)
MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	25,642	$211,326	76,081	$1,022,062
Shares issued to shareholders in payment of distributions declared	49,848	375,853	108,300	1,447,171
Shares redeemed	(125,026)	(1,027,845)	(255,265)	(3,480,290)

Net change resulting from Advisor Class Share transactions	(49,536)	$(440,666)	(70,884)	$(1,011,057)
MID-CAP VALUE FUND—INSTITUTIONAL CLASS
Shares sold	3,025,962	$25,336,306	10,856,200	$135,180,787
Shares issued to shareholders in payment of distributions declared	718,692	5,411,754	—	—
Shares redeemed	(1,929,395)	(15,348,291)	(2,719,382)	(33,605,250)

Net change resulting from Institutional Class Share transactions	1,815,259	$15,399,769	8,136,818	$101,575,537

Net change resulting from Fund Shares transactions	1,256,477	$9,224,616	(14,847,703)	$(195,912,678)

Notes to Financial Statements (continued)

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	402,752	$4,861,955	3,341,552	$61,014,123
Shares issued to shareholders in payment of distributions declared	223,029	2,346,269	—	—
Shares redeemed	(760,882)	(9,432,294)	(11,904,299)	(218,025,972)

Net change resulting from Investor Class Share transactions	(135,101)	$(2,224,070)	(8,562,747)	$(157,011,849)
MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	9,871	$114,466	45,023	$830,102
Shares issued to shareholders in payment of distributions declared	15,192	159,815	—	—
Shares redeemed	(36,310)	(406,525)	(45,656)	(824,203)

Net change resulting from Advisor Class Share transactions	(11,247)	$(132,244)	(633)	$5,899
MID-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	1,020,402	$12,484,320	10,592,441	$194,634,656
Shares issued to shareholders in payment of distributions declared	547,297	5,773,985	—	—
Shares redeemed	(1,327,587)	(14,932,065)	(582,417)	(10,623,478)

Net change resulting from Institutional Class Share transactions	240,112	$3,326,240	10,010,024	$184,011,178

Net change resulting from Fund Shares transactions	93,764	$969,926	1,446,644	$27,005,228

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	1,286,490	$12,735,482	6,112,151	$95,909,213
Shares issued to shareholders in payment of distributions declared	—	—	2,739,815	45,371,334
Shares redeemed	(2,454,535)	(25,979,524)	(12,103,559)	(178,958,130)

Net change resulting from Investor Class Share transactions	(1,168,045)	$(13,244,042)	(3,251,593)	$(37,677,583)
SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	158,226	$1,621,090	794,224	$12,648,359
Shares issued to shareholders in payment of distributions declared	—	—	82,746	1,370,278
Shares redeemed	(231,485)	(2,293,900)	(210,766)	(3,193,719)

Net change resulting from Advisor Class Share transactions	(73,259)	$(672,810)	666,204	$10,824,918

Marshall Funds

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

SMALL-CAP GROWTH FUND—INSTITUTIONAL CLASS
Shares sold	1,505,214	$16,612,666	10,323,587	$150,513,293
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,361,910)	(12,845,389)	(854,870)	(12,736,082)

Net change resulting from Institutional Class Share transactions	143,304	$3,767,277	9,468,717	$137,777,211

Net change resulting from Fund Share transactions	(1,098,000)	$(10,149,575)	6,883,328	$110,924,546

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	449,345	$3,695,322	1,424,260	$21,832,081
Shares issued to shareholders in payment of distributions declared	399,150	2,929,758	1,964,939	29,945,667
Shares redeemed	(3,313,283)	(28,927,784)	(11,627,476)	(160,351,964)

Net change resulting from Investor Class Share transactions	(2,464,788)	$(22,302,704)	(8,238,277)	$(108,574,216)
INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	10,547	$77,928	47,647	$750,272
Shares issued to shareholders in payment of distributions declared	31,205	229,046	60,409	920,629
Shares redeemed	(73,327)	(567,949)	(130,325)	(1,889,566)

Net change resulting from Advisor Class Share transactions	(31,575)	$(260,975)	(22,269)	$(218,665)
INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	1,214,749	$9,533,738	9,040,771	$125,790,950
Shares issued to shareholders in payment of distributions declared	1,111,926	8,261,610	2,065,052	31,946,356
Shares redeemed	(9,471,474)	(81,413,815)	(5,270,638)	(76,267,023)

Net change resulting from Institutional Class Share transactions	(7,144,799)	$(63,618,467)	5,835,185	$81,470,283

Net change resulting from Fund Share transactions	(9,641,162)	$(86,182,146)	(2,425,361)	$(27,322,598)

EMERGING MARKETS EQUITY FUND—INVESTOR CLASS(1)
Shares sold	22,076	$214,925	—	$—
Shares issued to shareholders in payment of distributions declared	—	1	—	—
Shares redeemed	(9,872)	(96,841)	—	—

Net change resulting from Investor Class Share transactions	12,204	$118,085	—	$—

Notes to Financial Statements (continued)

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

EMERGING MARKETS EQUITY FUND—ADVISOR CLASS(1)
Shares sold	1,727	$17,110	—	$—
Shares issued to shareholders in payment of distributions declared	—	1	—	—
Shares redeemed	—	—	—	—

Net change resulting from Advisor Class Share transactions	1,727	$17,111	—	$—
EMERGING MARKETS EQUITY FUND—INSTITUTIONAL CLASS(1)
Shares sold	959,052	$9,559,342	—	$—
Shares issued to shareholders in payment of distributions declared	779	7,843	—	—
Shares redeemed	(1,336)	(13,000)	—	—

Net change resulting from Institutional Class Share transactions	958,495	$9,554,185	—	$—

Net change resulting from Fund Share transactions	972,426	$9,689,381	—	$—

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	346,057	$2,956,910	1,770,437	$16,109,221
Shares issued to shareholders in payment of distributions declared	36,655	310,353	104,355	946,460
Shares redeemed	(1,476,507)	(12,729,639)	(7,100,777)	(64,964,817)

Net change resulting from Investor Class Share transactions	(1,093,795)	$(9,462,376)	(5,225,985)	$(47,909,136)
SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	15,109	$129,927	23,560	$213,300
Shares issued to shareholders in payment of distributions declared	4,640	39,303	10,387	94,149
Shares redeemed	(39,267)	(335,310)	(84,631)	(770,183)

Net change resulting from Advisor Class Share transactions	(19,518)	$(166,080)	(50,684)	$(462,734)
SHORT-TERM INCOME FUND—INSTITUTIONAL CLASS
Shares sold	518,963	$4,559,346	5,716,620	$52,428,219
Shares issued to shareholders in payment of distributions declared	112,452	952,249	211,682	1,918,357
Shares redeemed	(1,572,239)	(13,312,392)	(2,325,565)	(21,030,840)

Net change resulting from Institutional Class Share transactions	(940,824)	$(7,800,797)	3,602,737	$33,315,736

Net change resulting from Fund Share transactions	(2,054,137)	$(17,429,253)	(1,673,932)	$(15,056,134)

Marshall Funds

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

SHORT-INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	422,540	$3,356,498	2,289,108	$21,037,739
Shares issued to shareholders in payment of distributions declared	219,639	1,679,853	479,779	4,388,881
Shares redeemed	(4,169,625)	(33,215,537)	(31,315,495)	(288,778,684)

Net change resulting from Investor Class Share transactions	(3,527,446)	$(28,179,186)	(28,546,608)	$(263,352,064)
SHORT-INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	16,777	$128,957	55,273	$503,080
Shares issued to shareholders in payment of distributions declared	15,827	120,667	25,867	236,206
Shares redeemed	(76,878)	(604,686)	(140,295)	(1,285,316)

Net change resulting from Advisor Class Share transactions	(44,274)	$(355,062)	(59,155)	$(546,030)
SHORT-INTERMEDIATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	1,464,845	$12,239,924	23,290,173	$215,300,763
Shares issued to shareholders in payment of distributions declared	292,835	2,237,233	827,877	7,575,996
Shares redeemed	(9,598,939)	(73,954,997)	(21,450,451)	(195,321,310)

Net change resulting from Institutional Class Share transactions	(7,841,259)	$(59,477,840)	2,667,599	$27,555,449

Net change resulting from Fund Shares transactions	(11,412,979)	$(88,012,088)	(25,938,164)	$(236,342,645)

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	3,088,306	$30,170,122	2,683,284	$27,107,048
Shares issued to shareholders in payment of distributions declared	144,337	1,375,823	65,285	658,544
Shares redeemed	(2,062,834)	(19,946,647)	(2,217,778)	(22,391,087)

Net change resulting from Investor Class Share transactions	1,169,809	$11,599,298	530,791	$5,374,505

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	2,283,452	$20,827,417	10,407,649	$99,132,338
Shares issued to shareholders in payment of distributions declared	1,803,359	16,060,288	1,753,690	16,690,375
Shares redeemed	(9,677,288)	(88,392,987)	(31,282,247)	(299,568,079)

Net change resulting from Investor Class Share transactions	(5,590,477)	$(51,505,282)	(19,120,908)	$(183,745,366)

Notes to Financial Statements (continued)

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	66,732	$600,738	74,068	$701,005
Shares issued to shareholders in payment of distributions declared	23,981	213,490	20,780	197,678
Shares redeemed	(108,835)	(980,328)	(190,616)	(1,811,008)

Net change resulting from Advisor Class Share transactions	(18,122)	$(166,100)	(95,768)	$(912,325)
GOVERNMENT INCOME FUND—INSTITUTIONAL CLASS
Shares sold	1,558,302	$14,376,023	20,507,117	$196,977,254
Shares issued to shareholders in payment of distributions declared	982,537	8,734,833	767,556	7,302,927
Shares redeemed	(6,672,554)	(60,316,990)	(9,663,991)	(91,863,427)

Net change resulting from Institutional Class Share transactions	(4,131,715)	$(37,206,134)	11,610,682	$112,416,754

Net change resulting from Fund Share transactions	(9,740,314)	$(88,877,516)	(7,605,994)	$(72,240,937)

CORPORATE INCOME FUND—INVESTOR CLASS(1)
Shares sold	3,733	$37,764	—	$—
Shares issued to shareholders in payment of distributions declared	6	59	—	—
Shares redeemed	—	—	—	—

Net change resulting from Investor Class Share transactions	3,739	$37,823	—	$—
CORPORATE INCOME FUND—ADVISOR CLASS(1)
Shares sold	8,967	$90,779	—	$—
Shares issued to shareholders in payment of distributions declared	17	171	—	—
Shares redeemed	—	—	—	—

Net change resulting from Advisor Class Share transactions	8,984	$90,950	—	$—
CORPORATE INCOME FUND—INSTITUTIONAL CLASS(1)
Shares sold	1,238,793	$12,403,810	—	$—
Shares issued to shareholders in payment of distributions declared	6,974	70,006	—	—
Shares redeemed	—	—	—	—

Net change resulting from Institutional Class Share transactions	1,245,767	$12,473,816	—	$—

Net change resulting from Fund Share transactions	1,258,490	$12,602,589	—	$—

Marshall Funds

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

AGGREGATE BOND FUND—INVESTOR CLASS
Shares sold	1,047,803	$9,641,081	5,551,562	$56,495,473
Shares issued to shareholders in payment of distributions declared	443,458	3,943,330	330,361	3,362,590
Shares redeemed	(2,021,356)	(18,594,890)	(3,791,128)	(38,717,203)

Net change resulting from Investor Class Share transactions	(530,095)	$(5,010,479)	2,090,795	$21,140,860
AGGREGATE BOND FUND—ADVISOR CLASS
Shares sold	18,076	$161,850	34,475	$350,495
Shares issued to shareholders in payment of distributions declared	2,251	19,985	809	8,194
Shares redeemed	(10,353)	(93,686)	(1,473)	(14,930)

Net change resulting from Advisor Class Share transactions	9,974	$88,149	33,811	$343,759
AGGREGATE BOND FUND—INSTITUTIONAL CLASS
Shares sold	1,133,573	$10,505,028	9,300,308	$94,497,242
Shares issued to shareholders in payment of distributions declared	1,084,697	9,650,244	879,272	8,946,823
Shares redeemed	(7,189,701)	(65,091,875)	(2,199,617)	(22,192,058)

Net change resulting from Institutional Class Share transactions	(4,971,431)	$(44,936,603)	7,979,963	$81,252,007

Net change resulting from Fund Share transactions	(5,491,552)	$(49,858,933)	10,104,569	$102,736,626

CORE PLUS BOND FUND—INVESTOR CLASS(1)
Shares sold	198	$2,000	—	$—
Shares issued to shareholders in payment of distributions declared	1	5	—	—
Shares redeemed	—	—	—	—

Net change resulting from Investor Class Share transactions	199	$2,005	—	$—
CORE PLUS BOND FUND—INSTITUTIONAL CLASS(1)
Shares sold	2,155,163	$21,555,832	—	$—
Shares issued to shareholders in payment of distributions declared	10,902	109,312	—	—
Shares redeemed	(12,486)	(125,700)	—	—

Net change resulting from Institutional Class Share transactions	2,153,579	$21,539,444	—	$—

Net change resulting from Fund Share transactions	2,153,778	$21,541,449	—	$—

Notes to Financial Statements (continued)

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS
Shares sold	1,521,893,218	$1,521,893,218	2,408,730,530	$2,408,730,530
Shares issued to shareholders in payment of distributions declared	1,522,769	1,522,769	5,537,705	5,537,705
Shares redeemed	(1,146,540,248)	(1,146,540,248)	(2,304,579,319)	(2,304,579,319)

Net change resulting from Investor Class Share transactions	376,875,739	$376,875,739	109,688,916	$109,688,916
GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	1,248,375,306	$1,248,375,306	1,493,684,161	$1,493,684,161
Shares issued to shareholders in payment of distributions declared	938,007	938,007	2,887,961	2,887,961
Shares redeemed	(1,064,428,697)	(1,064,428,697)	(1,358,347,606)	(1,358,347,606)

Net change resulting from Institutional Class Share transactions	184,884,616	$184,884,616	138,224,516	$138,224,516

Net change resulting from Fund Share transactions	561,760,355	$561,760,355	247,913,432	$247,913,432

TAX-FREE MONEY MARKET FUND—INVESTOR CLASS
Shares sold	456,075,566	$456,075,566	974,480,530	$974,480,530
Shares issued to shareholders in payment of distributions declared	2,227,912	2,227,912	2,945,474	2,945,474
Shares redeemed	(498,801,274)	(498,801,274)	(861,640,098)	(861,640,098)

Net change resulting from Investor Class Share transactions	(40,497,796)	$(40,497,796)	115,785,906	$115,785,906
TAX-FREE MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	573,497,478	$573,497,478	1,056,303,630	$1,056,303,630
Shares issued to shareholders in payment of distributions declared	23,362	23,362	34,812	34,812
Shares redeemed	(437,341,015)	(437,341,015)	(901,878,909)	(901,878,909)

Net change resulting from Institutional Class Share transactions	136,179,825	$136,179,825	154,459,533	$154,459,533

Net change resulting from Fund Shares transactions	95,682,029	$95,682,029	270,245,439	$270,245,439

PRIME MONEY MARKET FUND—INVESTOR CLASS
Shares sold	2,308,744,485	$2,308,744,485	5,335,049,845	$5,335,049,855
Shares issued to shareholders in payment of distributions declared	5,482,986	5,482,986	21,999,417	21,999,417
Shares redeemed	(2,437,851,167)	(2,437,851,167)	(5,586,290,291)	(5,586,290,291)

Net change resulting from Investor Class Share transactions	(123,623,696)	$(123,623,696)	(229,241,029)	$(229,241,019)

Marshall Funds

	Period Ended February 28, 2009		Year Ended August 31, 2008
	Shares	Amount	Shares	Amount

PRIME MONEY MARKET FUND—ADVISOR CLASS
Shares sold	89,917,296	$89,917,296	181,468,775	$181,468,775
Shares issued to shareholders in payment of distributions declared	1,055,989	1,055,989	4,486,112	4,486,112
Shares redeemed	(103,267,590)	(103,267,590)	(160,670,541)	(160,670,541)

Net change resulting from Advisor Class Share transactions	(12,294,305)	$(12,294,305)	25,284,346	$25,284,346
PRIME MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	4,845,100,516	$4,845,100,516	9,956,882,803	$9,956,882,803
Shares issued to shareholders in payment of distributions declared	5,348,642	5,348,642	23,546,692	23,546,692
Shares redeemed	(5,048,965,533)	(5,048,965,533)	(8,959,620,775)	(8,959,620,775)

Net change resulting from Institutional Class Share transactions	(198,516,375)	$(198,516,375)	1,020,808,720	$1,020,808,720

Net change resulting from Fund Shares transactions	(334,434,376)	$(334,434,376)	816,852,037	$816,852,047

(1)	Reflects activity for the period from December 23, 2008 (commencement of operations) to February 28, 2009.

Notes to Financial Statements (continued)

4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no effect on the net asset value of the Funds.

Effective February 29, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is ‘‘more-likely-than-not,’’ (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

FIN 48 requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last four tax year-ends and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded the adoption of FIN 48 resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2009. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$258,820,656		$7,213,324	$(50,099,334)	$(42,886,010)
Large-Cap Growth Fund	193,634,359		3,770,252	(32,363,078)	(28,592,826)
Mid-Cap Value Fund	296,050,671		9,334,005	(92,650,217)	(83,316,212)
Mid-Cap Growth Fund	221,011,219		4,985,034	(30,166,670)	(25,181,636)
Small-Cap Growth Fund	260,205,133		6,603,044	(35,257,443)	(28,654,399)
International Stock Fund	184,298,687		943,070	(55,391,833)	(54,448,763)
Emerging Markets Equity Fund	9,463,428		170,532	(1,195,154)	(1,024,622)
Short-Term Income Fund	96,579,167		591,316	(9,464,326)	(8,873,010)
Short-Intermediate Bond Fund	268,841,832		872,477	(75,150,568)	(74,278,091)
Intermediate Tax-Free Fund	100,090,119		2,546,789	(1,766,776)	780,013
Government Income Fund	959,377,273		15,922,910	(65,492,865)	(49,569,955)
Corporate Income Fund	12,697,398		160,344	(143,873)	16,471
Aggregate Bond Fund	385,488,223		3,812,798	(48,754,044)	(44,941,246)
Core Plus Bond Fund	21,636,600		192,316	(140,220)	52,096
Government Money Market Fund*	1,146,111,734	*	—	—	—
Tax-Free Money Market Fund*	943,149,336	*	—	—	—
Prime Money Market Fund*	5,521,954,734	*	—	—	—

*	at amortized cost

Marshall Funds

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2008 and 2007 was as follows:

	2008			2007
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Large-Cap Value Fund	$6,522,355	$—	$12,822,870	$18,858,614	$—	$14,512,684
Large-Cap Growth Fund	151,091	—	21,123,638	345,013	—	7,550,618
Mid-Cap Value Fund	19,428,584	—	46,767,331	12,454,207	—	43,973,908
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	17,082,535	—	31,056,917	4,818,455	—	11,372,971
International Stock Fund	32,223,608	—	33,263,139	3,530,293	—	47,774,480
Short-Term Income Fund	5,210,070	—	—	5,559,089	—	—
Short-Intermediate Bond Fund	21,468,239	—	—	31,170,098	—	—
Intermediate Tax-Free Fund	—	3,297,741	—	—	2,888,545	—
Government Income Fund	32,362,793	—	—	28,521,867	—	—
Aggregate Bond Fund	13,765,481	—	—	2,198,919	—	—
Government Money Market Fund	15,550,662	—	—	13,620,708	—	—
Tax-Free Money Market Fund	29,923	18,383,049	—	13,636	14,927,950	23,860
Prime Money Market Fund	205,089,830	—	—	240,796,645	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2008, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Large-Cap Value Fund	$1,043,988	$—	$58,562	$(4,642,267)	$27,146,615
Large-Cap Growth Fund	—	—	—	(1,891,366)	14,479,448
Mid-Cap Value Fund	819,627	—	12,789,702	—	14,756,642
Mid-Cap Growth Fund	—	—	8,371,209	—	11,870,515
Small-Cap Growth Fund	—	—	—	(30,320,397)	25,930,989
International Stock Fund	7,216,657	—	4,970,489	(9,935,285)	(20,721,533)
Short-Term Income Fund	30,620	—	—	(7,482,131)	(2,772,582)
Short-Intermediate Bond Fund	644,868	—	—	(15,004,661)	(24,033,842)
Intermediate Tax-Free Fund	605,021	(769)	474,694	—	1,325,973
Government Income Fund	7,749,930	—	—	—	(15,382,549)
Aggregate Bond Fund	5,689,285	—	952,604	—	(7,926,810)
Government Money Market Fund	1,802	—	—	—	—
Tax-Free Money Market Fund	26,757	53	—	—	—
Prime Money Market Fund	9,176	—	—	(343,046)	—

At August 31, 2008, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in
Fund	2009	2010	2011	2012	2013	2014	2015	2016	Total
Short-Term Income Fund	$928,524	$944,182	$322,004	$1,989,874	$797,744	$906,238	$983,288	$610,277	$7,482,131
Short-Intermediate Bond Fund	—	2,011,667	3,131,248	—	—	5,042,619	4,819,127	—	15,004,661
Prime Money Market Fund	—	—	343,046	—	—	—	—	—	343,046

During the fiscal year ended August 31, 2008, the Mid-Cap Growth, Government Income, Intermediate Tax-Free, Short-Intermediate Bond and Prime Money Market Funds, respectively, utilized $8,596,454, $218,824, $130,326, $5,825,453 and $51,482 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2008 in the amount of $222,218.

As of August 31, 2008, the Large-Cap Value, Large-Cap Growth, Small-Cap Growth and International Stock Funds had $4,642,267, $1,891,366, $30,320,397 and $8,928,732, respectively, of post-October losses, which were deferred until fiscal year 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year were deemed to arise on the first day of the Fund’s next taxable year. As of August 31, 2008, the International Stock Fund had $1,006,553 of post-October currency losses, which were deferred until fiscal year 2009 for tax purposes.

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Large-Cap Value Fund	0.75%	0.74%	0.70%	0.65%
Large-Cap Growth Fund	0.75	0.74	0.70	0.65
Mid-Cap Value Fund	0.75	0.74	0.70	0.65
Mid-Cap Growth Fund	0.75	0.74	0.70	0.65
Small-Cap Growth Fund	1.00	1.00	1.00	1.00
International Stock Fund	1.00	0.99	0.95	0.90
Emerging Markets Equity Fund	1.00	0.99	0.95	0.90
Short-Term Income Fund	0.20	0.19	0.10	0.10
Short-Intermediate Bond Fund	0.40	0.39	0.30	0.25
Intermediate Tax-Free Fund	0.60	0.59	0.50	0.45
Government Income Fund	0.40	0.39	0.30	0.25
Corporate Income Fund	0.25	0.24	0.15	0.10
Aggregate Bond Fund	0.40	0.39	0.30	0.25
Core Plus Bond Fund	0.25	0.24	0.15	0.10

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The International Stock Fund’s sub-advisers are Trilogy Global Advisors, LLC and Acadian Asset Management, LLC. The Emerging Markets Equity Fund’s sub-adviser is Trilogy Global Advisors, LLC. The Corporate Income and Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund pays MIS at the annual rate of 0.25% of average daily net assets of the Fund’s Investor and Advisor Class shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services.

Equity & Fixed Income Funds		Money Market Funds
Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.0400%	on the first $2 billion
0.0850	on the next $250 million	0.0300	on the next $2 billion
0.0800	on the next $200 million	0.0250	on the next $2 billion
0.0400	on the next $100 million	0.0200	on the next $2 billion
0.0200	on the next $200 million	0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

The fee paid to M&I Trust is based on each Fund’s average daily net assets with respect to the Equity Funds and Fixed Income Funds and the aggregate average daily net assets of all the Money Market Funds. M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Marshall Funds

Recordkeeping Fees—M&I Trust receives fees for recordkeeping purposes based on per account charges. The following amounts were paid to M&I Trust for the period ended February 28, 2009:

Fund	Fees Paid
Large-Cap Value Fund	$26,742
Large-Cap Growth Fund	25,837
Mid-Cap Value Fund	27,533
Mid-Cap Growth Fund	26,997
Small-Cap Growth Fund	29,453
International Stock Fund	27,117
Short-Term Income Fund	3,608
Short-Intermediate Bond Fund	9,500
Intermediate Tax-Free Fund	2,749
Government Income Fund	39,221
Aggregate Bond Fund	29,927
Government Money Market Fund	4,578
Tax-Free Money Market Fund	7,062
Prime Money Market Fund	176,537

Custodian Fees—M&I Trust is the Funds’ custodian, except for the International Stock Fund and Emerging Markets Equity Fund for which State Street Bank and Trust Company maintains custody. M&I Trust receives fees based on the level of each Fund’s average daily net assets consisting of two basis points on the first $250,000,000 and one basis point thereafter for the period.

Distribution Services Fee—The Prime Money Market Fund is subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.30% of the average daily net assets of the Fund’s Advisor Class shares.

Securities Lending—The Funds pay a portion of net revenue from securities lending to M&I Trust for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these expenses. The following amounts were paid for the period ended February 28, 2009:

Fund	Fees Paid
Large-Cap Value Fund	$38,866
Large-Cap Growth Fund	35,732
Mid-Cap Value Fund	72,430
Mid-Cap Growth Fund	72,695
Small-Cap Growth Fund	226,104
International Stock Fund	38,519
Short-Term Income Fund	12,046
Short-Intermediate Bond Fund	36,317
Government Income Fund	379,889
Aggregate Bond Fund	84,666

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receive any compensation from the Funds.

Notes to Financial Statements (continued)

6.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations and in-kind contributions, for the period ended February 28, 2009 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Value Fund	$51,579,279	$68,786,539	$—	$—
Large-Cap Growth Fund	112,567,866	133,450,181	—	—
Mid-Cap Value Fund	65,763,696	67,067,448	—	—
Mid-Cap Growth Fund	208,732,783	213,021,537	—	—
Small-Cap Growth Fund	253,725,149	262,662,210	—	—
International Stock Fund	92,727,375	195,269,119	—	—
Emerging Markets Equity Fund	10,467,738	1,308,756	—	—
Short-Term Income Fund	4,499,066	12,522,526	20,310,937	35,052,068
Short-Intermediate Bond Fund	33,423,726	53,632,170	505,577,699	589,512,281
Intermediate Tax-Free Fund	64,089,709	53,718,966	—	—
Government Income Fund	11,507,227	13,227,868	1,354,971,292	1,472,295,143
Corporate Income Fund	6,926,126	—	749,366	—
Aggregate Bond Fund	65,091,036	38,499,036	700,984,125	788,040,554
Core Plus Bond Fund	7,078,524	—	5,641,190	132,773

7.	Line of Credit

The Corporation, on behalf of the respective Funds, entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings through January 23, 2009 were charged interest at a rate of 0.50% per annum over the Federal Funds rate. Borrowings subsequent to January 23, 2009 were charged interest at a rate of 0.75% per annum over the greater of the Federal Funds rate and the London Interbank Offered Rate (LIBOR). The LOC includes a commitment fee of 0.09% per annum through January 23, 2009 and 0.15% per annum subsequent to January 23, 2009 on the daily unused portion. The International Stock Fund utilized the LOC during the period ended February 28, 2009. No borrowings were outstanding under the LOC at February 28, 2009. For the period ended February 28, 2009, the average daily loan balance outstanding was $442,471 and the weighted average interest rate was 1.4642%.

8.	Recently Issued Accounting Pronouncements

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. The provisions are effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.marshallfunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Marshall Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

MARSHALL FUNDS

Marshall Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
1-800-236-FUND (3863)
414-287-8555
http://www.marshallfunds.com

M&I Distributors, LLC, Distributor

M&I Investment Management Corp., Investment Adviser

©2009 Marshall Funds, Inc.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By:	John M. Blaser
President
April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
April 20, 2009

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer (Principal Financial Officer)
April 20, 2009